     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2004

                                                              FILE NO. 333-87632
                                                              FILE NO. 811-07974

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 17


                                   ----------

                        FARM BUREAU LIFE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                                   FARM BUREAU
                             LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
                                 1-515-225-5400
          (Address and Telephone Number of Principal Executive Office)

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

   IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

   / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b);

   /X/ ON MAY 1, 2004 PURSUANT TO PARAGRAPH (b);

   / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1);

   / / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

   SECURITIES BEING OFFERED: NONPARTICIPATING VARIABLE ANNUITY CONTRACTS

================================================================================

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                   NONPARTICIPATING VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS

                                   May 1, 2004


Farm Bureau Life Insurance Company (the "Company") is offering the nonparticipating variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the "Account"), each of which invests in one of the following Investment Options:

American Century(R)
   VP Ultra(R) Fund

   VP Vista(SM) Fund

Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio
   VIF Developing Leaders Portfolio
   VIF Disciplined Stock Portfolio
   VIF Growth and Income Portfolio
   VIF International Equity Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio
   Value Growth Portfolio
Fidelity Variable Insurance Products Funds
   VIP Contrafund(R) Portfolio--Initial Class
   VIP Growth Portfolio--Initial Class
   VIP Growth & Income Portfolio--Initial Class
   VIP High Income Portfolio--Service Class 2
   VIP Index 500 Portfolio--Initial Class
   VIP Mid Cap Portfolio--Service Class 2
   VIP Overseas Portfolio--Initial Class
Franklin Templeton Variable Insurance Products Trust
   Franklin Real Estate Fund--Class 2
   Franklin Small Cap Fund--Class 2
   Franklin Small Cap Value Securities Fund--Class 2
   Franklin U.S. Government Fund--Class 2
   Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities Fund-- Class 2
J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
Summit Pinnacle Series
   NASDAQ-100 Index Portfolio
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   Mid-Cap Growth Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
   International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


The T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount") is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004. The MCG Subaccount will continue to be available for investment to an owner whose Contract is issued on or before April 30, 2004 ("Existing Owner"). Existing Owners may continue to allocate premium payments to and make transfers from the other Subaccounts and the Declared Interest Option to the MCG Subaccount. Existing Owners may also continue to make transfers from the MCG Subaccount to the other Subaccounts and the Declared Interest Option.


Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By
                       Farm Bureau Life Insurance Company
                             5400 University Avenue
                           West Des Moines, Iowa 50266
                                  800-247-4170

TABLE OF CONTENTS


                                                                     PAGE
                                                                  -----------
DEFINITIONS                                                                 3
FEE TABLES                                                                  5
SUMMARY OF THE CONTRACT                                                    12
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                14
     Farm Bureau Life Insurance Company                                    14
     Iowa Farm Bureau Federation                                           15
     IMSA                                                                  15
     Farm Bureau Life Annuity Account                                      15
     Investment Options                                                    15
     Addition, Deletion or Substitution of Investments                     22
DESCRIPTION OF ANNUITY CONTRACT                                            23
     Issuance of a Contract                                                23
     Premiums                                                              23
     Free-Look Period                                                      23
     Allocation of Premiums                                                24
     Variable Accumulated Value                                            24
     Transfer Privilege                                                    25
     Partial Withdrawals and Surrenders                                    27
     Transfer and Withdrawal Options                                       28
     Death Benefit Before the Retirement Date                              30
     Proceeds on the Retirement Date                                       32
     Payments                                                              32
     Electronic Transactions                                               33
     Modification                                                          33
     Reports to Owners                                                     33
     Inquiries                                                             34
     Change of Address                                                     34
THE DECLARED INTEREST OPTION                                               34
     Minimum Guaranteed and Current Interest Rates                         34
     Transfers From Declared Interest Option                               35
CHARGES AND DEDUCTIONS                                                     35
     Surrender Charge (Contingent Deferred Sales Charge)                   35
     Annual Administrative Charge                                          36
     Transfer Processing Fee                                               36
     Mortality and Expense Risk Charge                                     36
     Incremental Death Benefit Rider                                       37
     Investment Option Expenses                                            37
     Premium Taxes                                                         37
     Other Taxes                                                           37
PAYMENT OPTIONS                                                            37
     Description of Payment Options                                        38
     Election of Payment Options and Annuity Payments                      38
YIELDS AND TOTAL RETURNS                                                   41
FEDERAL TAX MATTERS                                                        43
     Introduction                                                          43
     Tax Status of the Contract                                            43
     Taxation of Annuities                                                 44
     Transfers, Assignments or Exchanges of a Contract                     46

                                                                     PAGE
                                                                  -----------
     Withholding                                                           47
     Multiple Contracts                                                    47
     Taxation of Qualified Contracts                                       47
     Possible Charge for the Company's Taxes                               49
     Other Tax Consequences                                                49
DISTRIBUTION OF THE CONTRACTS                                              49
LEGAL PROCEEDINGS                                                          50
VOTING RIGHTS                                                              51
FINANCIAL STATEMENTS                                                       51
CALCULATING VARIABLE ANNUITY PAYMENTS                              Appendix A
CONDENSED FINANCIAL INFORMATION                                    Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                 SAI-TOC


             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: Farm Bureau Life Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ANNUITANT: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person (or persons) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): Farm Bureau Life Insurance Company.

CONTRACT: The nonparticipating variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) the Beneficiary's statement of election;

     (d) a copy of the Beneficiary's Form W-9; or

     (e) any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

HOME OFFICE: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.

WRITTEN NOTICE: A written request or notice signed by the owner on a form satisfactory to the Company which the Company receives at our Home Office.

FEE TABLES

       The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

                                                                       GUARANTEED
OWNER TRANSACTION EXPENSES                                           MAXIMUM CHARGE      CURRENT CHARGE
-------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount withdrawn
or surrendered)(1)                                                                 7%                 7%

Transfer Processing Fee(2)                                           $            25    $            10

(1) The surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year.

       The next two tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                                       GUARANTEED
PERIODIC CHARGES                                                     MAXIMUM CHARGE      CURRENT CHARGE
-------------------------------------------------------------------------------------------------------
Annual Administrative Charge(3)                                      $            45    $            30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

Mortality and Expense Risk Charge                                               1.25%              1.25%

Total Separate Account Annual Expenses                                          1.25%              1.25%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.


PERIODIC CHARGES                                                       GUARANTEED
(OPTIONAL BENEFIT RIDERS ONLY)                                       MAXIMUM CHARGE      CURRENT CHARGE
-------------------------------------------------------------------------------------------------------
Incremental Death Benefit Rider Charge(4)
(as a percentage of Accumulated Value)                                          0.30%              0.15%(5)


(4) We deduct the charge for the Incremental Death Benefit Rider on each Contract Anniversary.

(5) The current charge for issue ages 66-75 is 0.30%.

       The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2003. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(5)


                                                                                    MINIMUM       MAXIMUM
-----------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                 0.34%         1.58%

Total Annual Investment Option Operating Expenses After Contractual Fee
Waiver or Reimbursement(6)                                                               0.34%         1.25%



(5) For certain Investment Options, certain expenses were reimbursed or fees waived during 2003. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements, annual Investment Option operating expenses would have been:



                                                                                     MINIMUM      MAXIMUM
-----------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                 0.28%         1.19%


(6) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Five Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

       The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2003, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                       TOTAL EXPENSES
                                                                           (BEFORE         TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL      OF CONTRACTUAL    (AFTER CONTRACTUAL
                             ADVISORY       OTHER          12b-1       FEE WAIVERS AND    FEE WAIVER OR       FEE WAIVERS AND
INVESTMENT OPTION               FEE        EXPENSES         FEE        REIMBURSEMENTS)    REIMBURSEMENT       REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
American Century
   VP Ultra(R) Fund            1.00%         0.01%         0.00%             1.01%             0.00%               1.01%(1)(2)
   VP Vista Fund               1.00%         0.00%         0.00%             1.00%             0.00%               1.00%(1)
Dreyfus
   VIF Appreciation
   Portfolio--Initial
   Share Class                 0.75%         0.05%         0.00%             0.80%             0.00%               0.80%
   VIF Developing
   Leaders Portfolio--
   Initial Share Class         0.75%         0.07%         0.00%             0.82%             0.00%               0.82%
   VIF Disciplined
   Stock Portfolio--
   Initial Share Class         0.75%         0.10%         0.00%             0.85%             0.00%               0.85%
   VIF Growth and
   Income Portfolio--
   Initial Share Class         0.75%         0.07%         0.00%             0.82%             0.00%               0.82%
   VIF International
   Equity Portfolio--
   Initial Share Class         0.75%         0.44%         0.00%             1.19%             0.00%               1.19%
   Dreyfus Socially
   Responsible Growth
   Fund, Inc.--Service
   Share Class                 0.75%         0.09%         0.25%             1.09%             0.00%               1.09%
EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio         0.20%         0.16%         0.00%             0.36%             0.00%               0.36%
   High Grade
   Bond Portfolio              0.30%         0.19%         0.00%             0.49%             0.00%               0.49%
   Managed Portfolio           0.45%         0.17%         0.00%             0.62%             0.00%               0.62%
   Money Market
   Portfolio                   0.25%         0.34%         0.00%             0.59%             0.00%               0.59%
   Strategic Yield
   Portfolio                   0.45%         0.20%         0.00%             0.65%             0.00%               0.65%
   Value Growth
   Portfolio                   0.45%         0.18%         0.00%             0.63%             0.00%               0.63%

                                                                       TOTAL EXPENSES
                                                                           (BEFORE         TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL      OF CONTRACTUAL    (AFTER CONTRACTUAL
                             ADVISORY       OTHER          12b-1       FEE WAIVERS AND    FEE WAIVER OR       FEE WAIVERS AND
INVESTMENT OPTION               FEE        EXPENSES         FEE        REIMBURSEMENTS)    REIMBURSEMENT       REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
   VIP Contrafund
   Portfolio--
   Initial Class               0.58%         0.09%         0.00%             0.67%             0.00%               0.67%(3)
   VIP Growth
   Portfolio--
   Initial Class               0.58%         0.09%         0.00%             0.67%             0.00%               0.67%(3)
   VIP Growth &
   Income Portfolio--
   Initial Class               0.48%         0.11%         0.00%             0.59%             0.00%               0.59%
   VIP High Income
   Portfolio--
   Service Class 2             0.58%         0.12%         0.25%             0.95%             0.00%               0.95%
   VIP Index 500
   Portfolio--
   Initial Class               0.24%         0.10%         0.00%             0.34%             0.00%               0.34%(4)
   VIP Mid Cap
   Portfolio--
   Service Class 2             0.58%         0.12%         0.25%             0.95%             0.00%               0.95%(3)
   VIP Overseas
   Portfolio--
   Initial Class               0.73%         0.17%         0.00%             0.90%             0.00%               0.90%(3)
Franklin Templeton
   Franklin Real
   Estate Fund--
   Class 2                     0.50%         0.03%         0.25%             0.78%             0.00%               0.78%(5)(6)
   Franklin Small
   Cap Fund--Class 2           0.51%         0.29%         0.25%             1.05%             0.00%               1.05%(6)(7)
   Franklin Small
   Cap Value
   Securities Fund--
   Class 2                     0.57%         0.19%         0.25%             1.01%             0.00%               1.01%(6)(7)
   Franklin
   U.S. Government
   Fund--Class 2               0.50%         0.03%         0.25%             0.78%             0.00%               0.78%(5)(6)
   Mutual Shares
   Securities Fund--
   Class 2                     0.60%         0.20%         0.25%             1.05%             0.00%               1.05%(6)(7)
   Templeton Growth
   Securities Fund--
   Class 2                     0.81%         0.07%         0.25%             1.13%             0.00%               1.13%(5)(6)
J.P. Morgan Series Trust II
   JPMorgan Mid
   Cap Value Portfolio         0.70%         0.88%         0.00%             1.58%             0.33%               1.25%(8)(9)
   JPMorgan Small
   Company Portfolio           0.60%         0.55%         0.00%             1.15%             0.00%               1.15%

                                                                       TOTAL EXPENSES
                                                                           (BEFORE         TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL      OF CONTRACTUAL    (AFTER CONTRACTUAL
                             ADVISORY       OTHER          12b-1       FEE WAIVERS AND    FEE WAIVER OR       FEE WAIVERS AND
INVESTMENT OPTION               FEE        EXPENSES         FEE        REIMBURSEMENTS)    REIMBURSEMENT       REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
Summit Pinnacle Series
   Nasdaq-100
   Index Portfolio             0.35%         0.56%         0.00%             0.91%             0.26%            0.65%(10)
   Russell 2000
   Small Cap Index
   Portfolio                   0.35%         0.77%         0.00%             1.12%             0.37%            0.75%(10)
   S&P MidCap
   400 Index Portfolio         0.30%         0.37%         0.00%             0.67%             0.07%            0.60%(10)
T. Rowe Price Equity Series, Inc.
   Equity Income
   Portfolio                   0.85%         0.00%         0.00%             0.85%             0.00%            0.85%(11)
   Mid-Cap
   Growth Portfolio            0.85%         0.00%         0.00%             0.85%             0.00%            0.85%(11)
   New America
   Growth Portfolio            0.85%         0.00%         0.00%             0.85%             0.00%            0.85%(11)
   Personal Strategy
   Balanced Portfolio          0.90%         0.00%         0.00%             0.88%             0.02%            0.88%(11)(12)
T. Rowe Price International Series, Inc.
   International
   Stock Portfolio             1.05%         0.00%         0.00%             1.05%             0.00%            1.05%(11)


   (1) The manager provides the Fund with investment advisory and management services in exchange for a single, unified management fee. The agreement provides that all expenses of the Fund, except broker commissions, taxes, interest, fees and expenses of non-interested directors and extraordinary expenses will be paid by the manager.

   (2) The Fund has a "stepped" fee schedule. As a result, the Fund's management fee rate decreases as the Fund's assets increase.


   (3) Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.65%, Growth Portfolio 0.64%, Mid Cap Portfolio 0.93% and Overseas Portfolio 0.86%.

   (4) The Fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed 0.28%. Including this reimbursement, the management fee, other expenses and total expenses were 0.24%, 0.04% and 0.28%, respectively. This arrangement may be discontinued by the Fund's manager at any time.


   (5) The Fund administration fee is paid indirectly through the management fee.


   (6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

   (7) For the Franklin Small Cap Fund and Franklin Small Cap Value Securities Fund, the manager had agreed in advance to make estimated reductions of 0.04% and 0.02%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton Money Fund. These reductions are required by the Funds' Board of Trustees and an order of the Securities and Exchange Commission. Including these reductions, total expenses presented in the preceding table would have been 1.01% and 0.99%, respectively.

   (8) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% of its average daily net assets through April 30, 2005.

   (9) The Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. After taking such voluntary waivers or reimbursements into account, total expenses would have been 1.00%.

   (10) The Fund's adviser has agreed to pay other expenses, to the extent they exceed 0.30% of the Nasdaq-100 Index and MidCap 400 Index Portfolios and 0.40% of the Russell 2000 Small Cap Index Portfolio.

   (11) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

   (12) The Portfolio's manager has agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other T. Rowe Price portfolios. The 0.88% reflects 0.02% of average net asset expenses permanently waived.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, and the Incremental Death Benefit Rider charge.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1

     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $    1,016  $    1,460  $    1,986  $    3,565



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a five year annuity payment period(1):



              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      506  $      985  $    1,691  $    3,565


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      302  $      985  $    1,691  $    3,565


     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      901  $    1,106  $    1,389  $    2,355



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a five year annuity payment period(1):



              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      384  $      614  $    1,076  $    2,385


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      178  $      614  $    1,076  $    2,355

     EXAMPLE 3

     The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $    1,016  $    1,402  $    1,870  $    3,308



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a five year annuity payment period(1):



              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      506  $      924  $    1,572  $    3,308


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      302  $      924  $    1,572  $    3,308


     EXAMPLE 4

     The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      901  $    1,046  $    1,266  $    2,062



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a five year annuity payment period(1):



              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      384  $      551  $      949  $    2,062


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ----------------------------------------------
            $      178  $      551  $      949  $    2,062



     (1) Selection of an annuity payment period with a duration greater than five years would result in a lower one-year expense figure. Alternatively, selection of an annuity payment period with a duration of less than five years may result in higher one-, three- and five-year expense figures.


CONDENSED FINANCIAL INFORMATION

     Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

     ISSUANCE OF A CONTRACT. The Contract is a nonparticipating variable annuity contract with a maximum issue age of 90 for Annuitants (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACT" for information on compensation of persons selling the Contracts. The Contracts are:

          - "nonparticipating" because you do not share in the Company's surplus or profits, and

          - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Contract within 30 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

     PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.") Premiums greater than $1,000,000 are subject to Company approval.

     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

          - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

          - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

          - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

          - The Company waives fees for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

     PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     DEATH BENEFIT. We will pay a death benefit if the Annuitant dies prior to the Retirement Date. If the Annuitant's age on the Contract Date was less than 76, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greatest of:

          (1) the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

          (2)  the Accumulated Value; or

          (3)  the Performance Enhanced Death Benefit (PEDB) amount.

     If the Annuitant's age on the Contract Date was 76 or older, the death benefit equals the greater of (1) and (2) above.

     See "DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT" for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.

CHARGES AND DEDUCTIONS

     Your Contract will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER").

                     CONTRACT YEAR IN WHICH      CHARGE AS A PERCENTAGE OF
                        WITHDRAWAL OCCURS             AMOUNT WITHDRAWN
                     ----------------------      -------------------------
                                1                            7%
                                2                            6
                                3                            5
                                4                            4
                                5                            3
                                6                            2
                           7 and after                       0

     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge:

          -    with an initial premium payment of $50,000 or greater, or

          - if the Accumulated Value is $50,000 or greater on your most recent prior Contract Anniversary.

     We may terminate this waiver at any time.

     TRANSFER PROCESSING FEE. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25.)

     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge").


     INCREMENTAL DEATH BENEFIT RIDER. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). See "CHARGES AND DEDUCTIONS--Incremental Death Benefit Rider."


     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.


     RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.


ANNUITY PROVISIONS

     On your Retirement Date, you may choose to have the Accumulated Value distributed to you as follows:

          -    under a payment option, or

          -    in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS

     The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

FARM BUREAU LIFE INSURANCE COMPANY


     The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. One hundred percent of our outstanding voting shares are owned by FBL Financial Group, Inc., of which Iowa Farm Bureau Federation owned 55.42% of the outstanding voting stock at December 31, 2003. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

IOWA FARM BUREAU FEDERATION

     Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are country Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

IMSA

     The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

FARM BUREAU LIFE ANNUITY ACCOUNT

     On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

          -    will receive and invest premiums paid to it under the Contract;

          - will receive and invest premiums for other variable annuity contracts we issue;

          - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

INVESTMENT OPTIONS


     There are currently 37 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.


     The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY. American Century Investment Management, Inc. is the investment adviser to the Funds.


PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
VP Ultra(R) Fund                      -    This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but
                                           growing at a successively faster, or accelerating pace.

VP Vista(SM) Fund                     -    This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.


DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund:
International Equity Portfolio.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:     -    This Portfolio primarily seeks long-term capital growth,
Appreciation Portfolio--Initial            consistent with the preservation of capital; current income
Share Class                                is a secondary investment objective. The Portfolio invests in common stocks focusing on blue chip companies with total market values of more than $5 billion at the time of
                                           purchase, including multi-national companies.

Dreyfus Variable Investment Fund:     -    This Portfolio seeks to maximize capital appreciation. To
Developing Leaders                         pursue this goal, under normal circumstances, the Portfolio
Portfolio--Initial Share Class             invests primarily in small cap companies. Small Cap
                                           companies are defined as those with total market values of less than $2 billion at the time of purchase. The Portfolio seeks companies characterized by new or innovative products, services or processes having the potential to enhance
                                           earnings or revenue growth.

Dreyfus Variable Investment Fund:     -    This Portfolio seeks to provide investment returns (consists
Disciplined Stock                          of capital appreciation and income) that are greater than
Portfolio--Initial Share Class             the total return of stocks, as represented by the Standard &
                                           Poor's 500 Composite Stock Price Index. The Portfolio
                                           normally invests at least 80% of its assets in stocks chosen through a disciplined investment process to create a blended portfolio of growth and value stocks.

Dreyfus Variable Investment Fund:     -    This Portfolio seeks to provide long-term capital growth,
Growth and Income                          current income and growth of income, consistent with
Portfolio--Initial Share Class             reasonable investment risk. To pursue this goal, the
                                           Portfolio invests in stocks, bonds and money market
                                           instruments of domestic and foreign issuers.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:     -    This Portfolio seeks capital growth. To pursue this goal,
International Equity                       the Portfolio invests in growth stocks of foreign companies.
Portfolio--Initial Share Class             Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible
                                           securities, including those issued in initial public
                                           offerings.

Dreyfus Socially Responsible Growth   -    This Fund seeks to provide capital growth; current income is
Fund, Inc.--Service Share Class            a secondary goal. This Fund normally invests at least 80% of its assets in the common stocks of companies that meet, in the opinion of fund management, traditional investment
                                           standards and conduct their business in a manner that
                                           contributes to the enhancement of the quality of life in
                                           America.

EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                   -    This Portfolio seeks growth of capital and income. The
                                           Portfolio pursues this objective by investing at least 80%
                                           of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio             -    This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio
                                           will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard
                                           & Poor's or Aaa, Aa or A by Moody's Investors Service, Inc.
                                           and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio                     -    This Portfolio seeks the highest level of total return
                                           through income and capital appreciation. The Portfolio
                                           pursues this objective through a fully managed investment
                                           policy consisting of investment in the following three
                                           market sectors: (i) common stocks and other equity
                                           securities; (ii) high grade debt securities and preferred
                                           stocks of the type in which the High Grade Bond Portfolio
                                           may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio                -    This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will
                                           pursue this objective by investing in high quality
                                           short-term money market instruments. AN INVESTMENT IN THE
                                           MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY
                                           THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT
                                           AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE
                                           ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                                           SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE
                                           YIELD OF A MONEY MARKET SUBACCOUNT MAY ALSO BECOME EXTREMELY
                                           LOW AND POSSIBLY NEGATIVE.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Strategic Yield Portfolio             -    This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a
                                           diversified portfolio of lower-rated, higher-yielding
                                           income-bearing securities. As a secondary objective, the
                                           Portfolio seeks capital appreciation when consistent with
                                           its primary objective. The Portfolio pursues these
                                           objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody's Investors Service,
                                           Inc. and/or BBB or lower by Standard & Poor's, or in unrated securities of comparable quality (i.e., junk bonds). AN
                                           INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER THAN
                                           ORDINARY FINANCIAL RISK. (See the Fund prospectus "HIGHER
                                           RISK SECURITIES AND INVESTMENT STRATEGIES--Lower-Rated Debt
                                           Securities.")

Value Growth Portfolio                -    This Portfolio seeks long-term capital appreciation. The
                                           Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser
                                           believes are undervalued by the marketplace. Such equity
                                           securities may include common stock, preferred stock and
                                           securities convertible or exchangeable into common stock.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.


PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)            -    This Portfolio seeks long-term capital appreciation. The
Portfolio                                  Portfolio nomally invests primarily in common stocks. The
                                           Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the Public.

Fidelity VIP Growth Portfolio         -    This Portfolio seeks capital appreciation. The Portfolio
                                           invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have
                                           above-average growth potential.

Fidelity VIP Growth & Income          -    This Portfolio seeks high total return through a combination
Portfolio                                  of current income and capital appreciation. The Portfolio
                                           normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay
                                           current dividends and show potential earnings growth.
                                           However, the Portfolio may buy debt securities as well as
                                           equity securities that are not currently paying
                                           dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP High Income Portfolio    -    This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible
                                           securities, with an emphasis on lower-quality debt
                                           securities.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio      -    This Portfolio seeks to provide investment results that
                                           correspond to the total return of common stocks publicly
                                           traded in the United States, as represented by the S&P 500.
                                           To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in S&P
                                           500.

Fidelity VIP Mid Cap Portfolio        -    This Portfolio seeks long-term growth of capital. The
                                           Portfolio normally invests at least 80% of its total assets in securities of companies with medium market
                                           capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas Portfolio       -    This Portfolio seeks long-term growth of capital.
                                           Normally, atleast 80% of the Portfolio's total assets will be invested in foreign securities. The Portfolio may also
                                           invest in U.S. issuers.


FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate, Small Cap and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.


PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund             -    This Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector. The Fund invests primarily in equity
                                           real estate investment trusts (REITs) with generally medium to small market capitalizations, and in companies that
                                           derive at least half of their assets or revenues from the
                                           ownership, construction, management, or sale of residential, commercial or industrial real estate.

Franklin Small Cap Fund               -    This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of
                                           small capitalization companies. For this Fund, small cap
                                           companies are those with market capitalization values not
                                           exceeding: (i) $1.5 billion; or (ii) the highest market
                                           capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase.

Franklin Small Cap Value              -    This Fund seeks long-term total return. The Fund normally
Securities Fund                            invests at least 80% of its net assets in investments of
                                           small capitalization companies. For this Fund, small cap
                                           companies are those with market cap values not exceeding
                                           $2.5 billion at the time of purchase. The Fund invests in
                                           small companies that the Fund's manager believes are
                                           undervalued.

Franklin U.S. Government Fund         -    This Fund seeks income. The Fund normally invests at least
                                           80% of its net assets in U.S. government securities,
                                           primarily fixed and variable rate mortgage-backed
                                           securities.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund         -    This Fund seeks capital appreciation with income as a
                                           secondary goal. The Fund normally invests mainly in U.S.
                                           equity securities that the Fund's manager believes are
                                           available at market prices less than their value based on
                                           certain recognized or objective criteria, including
                                           undervalued stocks, merger/risk arbitrage securities and
                                           distressed companies.

Templeton Growth Securities Fund      -    This Fund seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located
                                           anywhere in the world, including those in the U.S. and in
                                           emerging markets.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio      -    This Portfolio seeks growth from capital appreciation by
                                           investing at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market
                                           capitalizations of $1 billion to $20 billion at the time of purchase.

JPMorgan Small Company Portfolio      -    This Portfolio seeks to provide high total return by
                                           investing at least 80% of the value of its assets in small
                                           U.S. companies whose market capitalizations are equal to
                                           those within the universe of the S&P SmallCap 600 Index
                                           stocks.

SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
NASDAQ-100 Index Portfolio            -    This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as
                                           represented by the NASDAQ-100 Index. The Portfolio will
                                           attempt to achieve, in both rising and falling markets, a
                                           correlation of at least 95% between the total return of its net assets before expenses and the total return of the
                                           NASDAQ-100 Index.

Russell 2000 Small Cap                -    This Portfolio seeks investment results that correspond to
Index Portfolio                            the investment performance of U.S. common stocks, as
                                           represented by the Russell 2000 Index. The Portfolio will
                                           attempt to achieve, in both rising and falling markets, a
                                           correlation of at least 95% between the total return of its net assets before expenses and the total return of the
                                           Russell 2000 Index.

S&P MidCap 400 Index Portfolio        -    This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as
                                           represented by the S&P MidCap 400 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a
                                           correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P
                                           MidCap 400 Index.

T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
Equity Income Portfolio               -    This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies
                                           considered by the adviser to have favorable prospects for
                                           both increasing dividends and capital appreciation.

Mid-Cap Growth Portfolio*             -    This Portfolio seeks to provide long-term capital
                                           appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth. The
                                           investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor's Mid-Cap 400 Index or the Russell
                                           Mid-Cap Growth Index.

                                           * THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO IS NOT AVAILABLE
                                           AS AN INVESTMENT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1,
                                           2004.

New America Growth Portfolio          -    This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies
                                           operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today's "new
                                           America".

Personal Strategy Balanced Portfolio  -    This Portfolio seeks the highest total return over time
                                           consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of
                                           approximately 60% stocks, 30% bonds and 10% money market
                                           securities.


T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

PORTFOLIO                             INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------------
International Stock Portfolio         -    This Portfolio seeks to provide capital appreciation through investments primarily in established companies based outside the United States.

     The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.


     Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

          - operate the Account as a management investment company under the 1940 Act,

          - deregister the Account under that Act in the event such registration is no longer required, or

          -    combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT

     You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), a broker-dealer having a selling agreement with EquiTrust Marketing or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be the date the properly completed application is received at our Home Office. See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 90 for Annuitants.

     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

PREMIUMS

     The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date. Premiums greater than $1,000,000 are subject to Company approval.

     You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.

     If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS


     Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m.central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (Each investment percentage must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.


          - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

          - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.


          - We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.


          - You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

          - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

          -    any premiums paid, and

          - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

          -    any amounts withdrawn,

          -    applicable charges assessed, and

          - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

           (a)  is the net result of:

                    1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

                    2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

                    3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

                    4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

                    5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

           (b) is the number of units outstanding at the end of the preceding Valuation Period.

TRANSFER PRIVILEGE

     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.

          - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

          - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

          - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

               We process transfers at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central tiime that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

          - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.") However, if your Contract was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.


     All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

     We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

     CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.


     ADDITIONAL LIMITATIONS ON TRANSFERS. Frequent, large or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Investment Options and the returns achieved by Owners. In particular, such transfers may dilute the value of the shares of the Investment Options, interfere with the efficient management of the Investment Options, and increase brokerage and administrative costs of the Investment Options. In order to try to protect Owners and Investment Options from potentially harmful trading activity, we have certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, large or short-term activity among the Subaccounts of the Account that may adversely affect other Owners or shareholders of the Investment Options.

     More specifically, our Market Timing Procedures detect potential market timers by examining the number and/or size of transfers made by Owners within given periods of time, as well as the number of "round trip" transfers into and out of a Subaccount. For purposes of applying the parameters used to detect potential market timers, we may aggregate transfers made on the same Business Day under multiple contracts owned by the same Owner. We do not include transfers made pursuant to the dollar cost averaging and asset rebalancing programs in these limitations. We also coordinate with the Funds to identify potential market timers, and will investigate any patterns of trading behavior identified by the Funds that may not have been captured through operation of our Market Timing Procedures. We may vary our Market Timing Procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. We reserve the right to restrict or refuse investments by market timers. Owners will be notified via mail of any action taken.

     Owners seeking to engage in frequent, large or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit our ability to address this issue. Furthermore, the identification of an Owner determined to be engaged in transfer activity that may adversely affect the other Owners or Investment Option shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer, but we apply our Market Timing Procedures consistently to all Owners without waiver or exception. In addition, because other insurance companies with different policies and procedures may invest in the Investment Options, we cannot guarantee that the Investment Options will not suffer harm from frequent, large or short-term transfers among subaccounts of separate accounts sponsored by other insurance companies.

     In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.


PARTIAL WITHDRAWALS AND SURRENDERS

     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

          -    The minimum amount which you may partially withdraw is $500.

          - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.


     We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Home Office. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.


     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.

     Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original written request at our Home Office.


     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

     You may choose to have the Net Accumulated Value distributed to you as follows:

          -    under a payment option, or

          -    in a lump sum.

     FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

          - Facsimile requests must be directed to 1-515-226-6844 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

          - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

          - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided.


          - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of transmission.


          - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

          - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

     CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

          - We reserve the right to deny any transaction request made by facsimile.

     We may terminate this privilege at any time.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS

     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.

     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Contract Year to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

          - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

          - Rebalancing will occur on the fifth Business Day of the month following your Contract Anniversary.

          - This feature is free and is not considered in the twelve free transfers during a Contract Year.

          - This feature cannot be utilized in combination with the dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

          -    The minimum amount of each transfer is $100.


          - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the
               T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.


          - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

          - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

          - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

          - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

          - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

          - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

          -    The minimum amount which you may withdraw is $100.

          - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

          - After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

          - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

          - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

          - You may change the amount and frequency upon written request to our Home Office.

          - This feature cannot be utilized in combination with the dollar cost averaging program.

     We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE

     DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

     The surviving Owners or new Owners are afforded the following options:

          If the surviving Owner or the new Owner is not the spouse of the deceased Owner:

               (a) the Beneficiary may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

               (b) the Beneficiary may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

     Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.

     Other rules may apply to a Qualified Contract.

     DEATH OF AN ANNUITANT. If the Annuitant dies prior to the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

     If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

          - the sum of the premiums paid, less the sum of all partial withdrawl reductions (defined below) (including applicable surrender charges);

          -    the Accumulated Value; or

          -    the Performance Enhanced Death Benefit (PEDB) amount.

     On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

     We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

     If the Annuitant's age on the Contract Date was 76 or older, the Death Benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

          -    the Accumulated Value.

     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

           (a)  is the death benefit immediately prior to withdrawal;

           (b) is the amount of the partial withdrawal (including applicable surrender charges); and

           (c)  is the Accumulated Value immediately prior to withdrawal.

     We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

     If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

          - payments under the option begin within 1 year of the Annuitant's death, and

          - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

     If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

     Other rules may apply to a Qualified Contract.


     INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.15% of your Contract's Accumulated Value on each Contract Anniversary (0.30% of your Contract's Accumulated Value for Annuitants with an issue age of 66-75) (see "CHARGES AND DEDUCTIONS--Incremental Death Benefit Rider"). This rider may not be available under certain Qualified Contracts.

     If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:


           (a)  is the Accumulated Value; and

           (b) is the sum of all premium payments less the sum of all partial withdrawal.

     The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

     This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

     The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                     TOTAL
                    PREMIUMS     ACCUMULATED                                INCREMENTAL
     DATE             PAID         VALUE           GAIN      DEATH BENEFIT  DEATH BENEFIT
     -----------   -----------   ------------   -----------  -------------  -------------
     5/1/2005      $   100,000   $    100,000   $         0  $     100,000  $           0
     5/1/2025      $   100,000   $    450,000   $   350,000  $     450,000  $      50,000


     If we receive Due Proof of Death on May 1, 2025, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

PROCEEDS ON THE RETIREMENT DATE

     You select the Retirement Date. For Non-Qualified Contracts, the Retirement Date may not be after the later of the Annuitant's age 80 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date must be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.

     On the Retirement Date, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity payment option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENTS OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

     If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

     You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

          - we must receive a Written Notice at the Home Office at least 30 days before the current Retirement Date;

          - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

          - the requested Retirement Date must be no later than the Annuitant's 99th birthday or any earlier date required by law.

PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

          - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

          - the SEC permits by an order the postponement for the protection of Owners; or

          - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.


ELECTRONIC TRANSACTIONS

     You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send your Written Notice to our Home Office via mail or facsimile. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

     We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney's fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

MODIFICATION

     You may modify your Contract only if one of our officers agrees in writing to such modification.

     Upon notification to you, we may modify your Contract if:

          - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

          - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

          -    necessary to reflect a change in the operation of the Account; or

          - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

CHANGE OF ADDRESS

     We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

     IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN THE STATE OF UTAH.

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company.

     You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

          - amounts allocated and transferred to the Declared Interest Option, plus

          -    interest credited, less

          -    amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years.

                  CONTRACT YEAR IN WHICH   CHARGE AS PERCENTAGE
                     WITHDRAWAL OCCURS     OF AMOUNT WITHDRAWN
                  ---------------------------------------------
                             1                   7%
                             2                   6
                             3                   5
                             4                   4
                             5                   3
                             6                   2
                        7 and after              0

     If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

     If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

     AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

     SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive fixed annuity payment option A or C or a variable annuity payment option. If you elect fixed annuity payments under payment options B or D, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

     WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal or surrender under the Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is totally disabled. Surrender charges will be waived if you are required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Home Office in order to activate this waiver.

ANNUAL ADMINISTRATIVE CHARGE

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

     We currently waive the annual administrative charge:

          -    with an initial premium payment of $50,000 or greater, or

          - if the Accumulated Value is $50,000 or greater on your Contract Anniversary.

     We may terminate this waiver at any time.

TRANSFER PROCESSING FEE

     We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25.)

MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

     We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INCREMENTAL DEATH BENEFIT RIDER


     We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). We deduct the charge on each Contract Anniversary. We deduct this charge from each Subaccount and/or Declared Interest Option based on each Investment Option's proportional amount of Accumulated Value.


INVESTMENT OPTION EXPENSES

     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

     Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

OTHER TAXES

     Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS


     The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. (You may choose a lump sum payment under a Living Tradition Account(TM) ("LTA"). The LTA is similar to a checking account, except it is not FDIC insured, but is backed by the claims paying ability of the Company. The LTA is part of our general account and is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the
     LTA).


     Should you not elect a payment option on the Retirement Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a payment option agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.

     You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or Fixed Interest Option to which we will apply your proceeds.

     The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

     Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments.

DESCRIPTION OF PAYMENT OPTIONS

     Fixed Payment Options:

     OPTION A--PROCEEDS LEFT AT INTEREST. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION B--PAYMENT FOR A DESIGNATED NUMBER OF YEARS. The proceeds are paid in equal installments for a fixed number of years.

     OPTION C--PAYMENT OF LIFE INCOME. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION D--PAYMENT OF A DESIGNATED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

     Variable Payment Options:

     OPTION I--PAYMENT OF LIFE INCOME. The proceeds are paid in varying amounts (at monthly, quarterly, semi-annual or annual intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION II--PAYMENT OF JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in varying installments while one or both payees live.

     Alternate Payment Options:

     The Company may make available alternative payment options.

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

     While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

     We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Home Office.

     We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

     FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

          -    the form and duration of the payment option chosen;

          -    the payee's age and sex;

          - the amount of proceeds applied to purchase the fixed annuity payments, and

          -    the applicable annuity purchase rates.

     We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

     We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

          (1)  the total proceeds would be less than $2,000;

          (2)  the amount of each payment would be less than $20; or

          (3) the payee is an assignee, estate, trustee, partnership, corporation, or association.

     Under Option A, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option D, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

     By written request, the payee may make a full surrender of the payments remaining in fixed payment options A, B and D. We also allow partial withdrawals of the dollar amounts allocated to fixed payment options A and
     D. The surrender value is equal to the proceeds allocated to a fixed payment option plus any previously credited interest minus the amount of any annuity payments, partial withdrawals and applicable charges. We do not allow a full surrender or partial withdrawals under fixed payment option C.

     VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options I and II. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

          -    the dollar amount of proceeds being applied to a payment option;

          -    the payment option selected;

          -    the age and sex of the Annuitant; and

          - the assumed interest rate used in the variable payment option tables (4% per year).

     We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.


     An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).

     We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

          (a) is the annuity unit value for the immediately preceding Valuation Period;

          (b) is the net investment factor for that Valuation Period (described below); and

          (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

     We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

        (x) is the net result of:

            1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

            2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

            3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS


            4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

        (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and


        (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

     If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     For variable annuity payments, we reserve the right to:

          (1) refuse the election of a payment option if total proceeds are less than $2,500;

          (2)  refuse to make payments of less than $50 each; or

          (3) make payments at less frequent intervals if payments will be less than $50 each.


     VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based on the time noted at the beginning of the transmission.


     On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

     VARIABLE PAYMENT OPTIONS--SURRENDERS. By written request, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We allow full surrenders from variable payment options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.


     The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your written request to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your written request to surrender at or after 3:00 p.m.central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.


     We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

     Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

     Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

     We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:

          - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

          -    receiving distributions from a Qualified Contract

     in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.


     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

          - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

          - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

     These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

     Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

     NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

          - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

          - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

          -    the Contract is issued in connection with certain Qualified
               Plans;

          - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

          - the Contract is used in connection with a structured settlement agreement; or

          - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of
     Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

          - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

          - if distributed under a payment option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

          -    made on or after the taxpayer reaches age 59 1/2;

          - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

          -    attributable to the taxpayer becoming disabled;

          - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

          - made under certain annuities issued in connection with structured settlement agreements;

          - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

          - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

     Other tax penalties may apply to certain distributions under a Qualified Contract. Contract owners should consult their tax adviser.

     ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     Certain tax consequences may result upon:

          -    a transfer of ownership of a Contract,

          - the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

          -    the selection of certain Retirement Dates, or

          -    the exchange of a Contract.

     An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

     Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.


     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agree to separately account for rollover contributions.

MULTIPLE CONTRACTS

     All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -    contributions in excess of specified limits;

          - distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified commencement and minimum distribution rules; and

          -    other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age
     70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

     CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


     The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.


     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

     Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

          -    before age 59 1/2 (subject to certain exceptions), or

          - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          - elective contributions made in years beginning after December 31, 1988;

          -    earnings on those contributions; and

          - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

          -    death of the employee,

          -    attainment of age 59 1/2,

          -    severance of employment,

          -    disability, or

          -    financial hardship.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC ("EquiTrust Marketing") for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives.

     EquiTrust Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund, Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. EquiTrust Marketing also receives annual compensation of $100 per registered representative for acting as principal underwriter.

     We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives. The maximum commissions payable for Contract sales will be 4% of the premiums paid under a Contract during each Contract Year. Managers of EquiTrust Marketing's registered representatives may also receive commission overrides of up to 30% of the registered representatives' commissions. We also pay other distribution expenses such as production incentive bonuses, agents' insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."

     EquiTrust Marketing passes through all commissions it receives to its registered representatives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers), agent's insurance and pension benefits, agency expense allowances, advertising expenses; and all other expenses of distributing the Contracts.

     Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners of the Variable Accounts.

     Under the Public Disclosure Program, NASD, Inc. ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.


LEGAL PROCEEDINGS

     The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS

     To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

     The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

     The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

     The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

FINANCIAL STATEMENTS


     The audited consolidated balance sheets of the Company as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003 and the financial statement schedules, as well as the related Reports of Independent Auditors are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2003 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related Report of Independent Auditors are contained in the Statement of Additional Information.


     The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

APPENDIX A

CALCULATING VARIABLE ANNUITY PAYMENTS

     The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a payment option agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

        WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment option agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


        HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.04%, 6.07%, 9.04%, and 12.00%. Net of all expenses, these constant returns are: (2.07)%, 0.97%, 4.00%, 6.97%, and 9.93%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.82% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount's average daily net assets.


      THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON A HYPOTHETICAL PAYMENT OPTION AGREEMENT AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual payment option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."

        ASSUMPTIONS ON WHICH THE HYPOTHETICAL PAYMENT OPTION AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical payment option agreement and Contract. These, in turn, are based on the following assumptions:

          -    The hypothetical Contract is a Non-Qualified Contract

          - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

          - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount


          - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.04%, 6.07%, 9.04%, and 12.00%

          -    Assumed Interest Rate is 4% per year

          -    The payee elects to receive monthly variable annuity payments

          - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."

     ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."

     THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical payment option agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

          -    the amount of proceeds applied

          -    the annuity payment option selected

          - the annuity purchase rates in the supplemental agreement on the effective date

          - the Assumed Interest Rate under the supplemental agreement on the effective date

          -    the age of the payee

          -    in most cases, the sex of the payee

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual payment option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

                  INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
    ASSUMING A CONSTANT RATE OF RETURN UNDER ALTERNATIVE INVESTMENT SCENARIOS


CONTRACT      0.00% GROSS   3.04% GROSS  6.07% GROSS   9.04% GROSS  12.00% GROSS
YEAR          -2.07% NET     0.97% NET    4.00% NET     6.97% NET     9.93% NET
--------------------------------------------------------------------------------
1               1,000          1,000        1,000         1,000         1,000
2                 942            971        1,000         1,029         1,057
3                 887            943        1,000         1,058         1,117
4                 835            915        1,000         1,088         1,181
5                 786            888        1,000         1,119         1,248
6                 740            863        1,000         1,151         1,320
7                 697            837        1,000         1,184         1,395
8                 656            813        1,000         1,218         1,474
9                 618            789        1,000         1,253         1,558
10                582            766        1,000         1,288         1,647
11                548            744        1,000         1,325         1,741
12                516            722        1,000         1,363         1,840
13                486            701        1,000         1,402         1,945
14                458            681        1,000         1,442         2,056
15                431            661        1,000         1,483         2,174
16                406            642        1,000         1,526         2,297
17                382            623        1,000         1,569         2,428
18                360            605        1,000         1,614         2,567
19                339            587        1,000         1,660         2,713
20                319            570        1,000         1,707         2,868
21                300            554        1,000         1,756         3,032
22                283            537        1,000         1,806         3,204
23                266            522        1,000         1,858         3,387
24                251            507        1,000         1,911         3,580
25                236            492        1,000         1,966         3,784

APPENDIX B

CONDENSED FINANCIAL INFORMATION


     The Account commenced operations on December 13, 1993; however, this Contract was not available until August 29, 2002. The following information reflects the accumulation unit information for the Subaccounts for the year ended December 31, 2002.



                                    ACCUMULATION           ACCUMULATION
                                    UNIT VALUE AT          UNIT VALUE AT         NUMBER OF UNITS AT
SUBACCOUNT                        BEGINNING OF YEAR         END OF YEAR              END OF YEAR
---------------------------------------------------------------------------------------------------
Blue Chip
  2002                           $        18.042608      $        17.427981        1,607,819.126576
  2003                                    17.427981               21.637114        1,577,466.577893
High Grade Bond
  2002                                    16.349482               16.711995          852,596.616078
  2003                                    16.711995               17.402442          861,472.193432
Managed
  2002                                    16.169527               16.593129        1,313,017.993112
  2003                                    16.593129               20.114070        1,329,756.309732
Money Market
  2002                                    13.169527               13.159560          305,120.304765
  2003                                    13.159560               13.065095          193,303.117202
Strategic Yield
  2002                                    16.032578               16.095720          680,587.396395
  2003                                    16.095720               17.800216          698,444.986022
Value Growth
  2002                                    10.707058               10.673679        1,295,612.634199
  2003                                    10.673679               13.777277        1,258,082.115374
Contrafund
  2002                                     8.462573                8.217540          972,461.894169
  2003                                     8.217540               10.427766        1,049,617.411556
Growth
  2002                                     6.538470                6.185970        1,768,489.318774
  2003                                     6.185970                8.117079        1,882,273.086445
Fidelity Growth & Income
  2002                                     7.406093                7.221656          627,135.214898
  2003                                     7.221656                8.828510          692,289.091289
High Income
  2002                                     9.730637               10.456055           52,502.703315
  2003                                    10.456055               13.091299           93,420.697271
Index 500
  2002                                     6.849657                6.576322        1,356,320.597224
  2003                                     6.576322                8.340797        1,521,137.893934

                                    ACCUMULATION           ACCUMULATION
                                    UNIT VALUE AT          UNIT VALUE AT         NUMBER OF UNITS AT
SUBACCOUNT                        BEGINNING OF YEAR         END OF YEAR              END OF YEAR
---------------------------------------------------------------------------------------------------
Mid Cap
  2002                                     9.762224                9.417710          124.984.523800
  2003                                     9.417710               12.861559          203,388.626202
Overseas
  2002                                     6.967130                6.417476          369,657.888531
  2003                                     6.417476                9.087609          398,538.394106
Equity Income
  2002                                     9.312397                9.060531          278,784.326860
  2003                                     9.060531               11.231309          399,555.250686
International Stock
  2002                                     6.611415                6.354290          226,602.990441
  2003                                     6.354290                8.191659          241,382.835825
Mid-Cap Growth
  2002                                     9.644718                9.452791          655,865.050521
  2003                                     9.452791               12.922058          700,657.785217
New America Growth
  2002                                     5.929945                5.810834          454,992.990023
  2003                                     5.810834                7.754698          512,697.650692
Personal Strategy Balanced
  2002                                     9.454421                9.346948          866,024.053175
  2003                                     9.346948               11.522164          958,928.619520
VP Ultra
  2002                                     8.902751                8.336414           45,744.197491
  2003                                     8.336414               10.284170           93,840.883825
VP Vista
  2002                                     8.771194                8.042978           25,706.455981
  2003                                     8.042978               11.298745           50,074.912684
Appreciation
  2002                                     9.131583                8.673357           51,576.288092
  2003                                     8.673357               10.379911          120,858.798892
Developing Leaders
  2002                                     9.424087                8.996053           79,879.120887
  2003                                     8.996053               11.702012          141,920.940605
Disciplined Stock
  2002                                     8.516425                7.997696           14,290.611341
  2003                                     7.997696                9.757912           30,418.181632
Dreyfus Growth and Income
  2002                                     8.260440                7.899624           44,355.620464
  2003                                     7.899624                9.875674           86,669.940919
International Equity
  2002                                     9.656457                9.007166           15,471.276510
  2003                                     9.007166               12.712747           31,202.543437

                                    ACCUMULATION           ACCUMULATION
                                    UNIT VALUE AT          UNIT VALUE AT         NUMBER OF UNITS AT
SUBACCOUNT                        BEGINNING OF YEAR         END OF YEAR              END OF YEAR
---------------------------------------------------------------------------------------------------
Socially Responsible Growth
  2002                                     7.983029                7.451791           19,331.740742
  2003                                     7.451791                9.255543           32,198.852724
Franklin Real Estate(1)
  2003                                    10.000000               12.267727           30,826.130840
Franklin Small Cap
  2002                                     8.129882               10.260403           62,358.293636
  2003                                    10.260406               11.036212           83,187.770206
Small Cap Value Securities
  2002                                    10.411033                8.140753           43,007.319942
  2003                                    10.260403               13.390742           86,583.147159
US Government
  2002                                    10.513845               10.724146          170,609.335566
  2003                                    10.724146               10.826393          250,010.737575
Mutual Shares Securities
  2002                                     9.409493                9.119383           72,114.962721
  2003                                     9.119383               11.272950          111,246.998274
Growth Securities
  2002                                     9.434426                8.705828           68,682.396135
  2003                                     8.705828               11.361998          119,581.369688
Mid-Cap Value
  2002                                     9.762224               10.725810           84,579.377796
  2003                                    10.725810               13.733442          133,043.227094
Small Company
  2002                                     9.302363                8.885050           27,272.135339
  2003                                     8.885050               11.934221           52,086.049976
Nasdaq-100 Index
  2002                                     8.229573                8.418052          113,052.642227
  2003                                     8.418052               12.359273          239,917.950255
Russell 2000 Small Cap Index
  2002                                     9.838518                9.546605           87,644.353676
  2003                                     9.546605               13.788526          174,050.430941
S&P MidCap 400 Index
  2002                                    10.412085               10.017150          140,545.206010
  2003                                    10.017150               13.332427          249,852.732391


(1)  Available May 1, 2003.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                                PAGE
                                                                                ----
ADDITIONAL CONTRACT PROVISIONS                                                   1
     The Contract                                                                1
     Incontestability                                                            1
     Misstatement of Age or Sex                                                  1
     Non-participation                                                           1
CALCULATION OF YIELDS AND TOTAL RETURNS                                          1
     Money Market Subaccount Yields                                              1
     Other Subaccount Yields                                                     2
     Average Annual Total Returns                                                3
     Other Total Returns                                                         4
     Effect of the Administrative Charge on Performance Data                     4
DISTRIBUTION OF THE CONTRACTS                                                    4
LEGAL MATTERS                                                                    5
EXPERTS                                                                          5
OTHER INFORMATION                                                                5
FINANCIAL STATEMENTS                                                             6


                                     SAI-TOC

TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name __________________________________________________________________________

Address _______________________________________________________________________

City, State, Zip ______________________________________________________________

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                       FARM BUREAU LIFE INSURANCE COMPANY

                             5400 University Avenue
                           West Des Moines, Iowa 50266
                                  800-247-4170

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                   NONPARTICIPATING VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.


                                   May 1, 2004

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                                PAGE
                                                                                ----
ADDITIONAL CONTRACT PROVISIONS                                                   1
     The Contract                                                                1
     Incontestability                                                            1
     Misstatement of Age or Sex                                                  1
     Non-participation                                                           1
CALCULATION OF YIELDS AND TOTAL RETURNS                                          1
     Money Market Subaccount Yields                                              1
     Other Subaccount Yields                                                     2
     Average Annual Total Returns                                                3
     Other Total Returns                                                         4
     Effect of the Administrative Charge on Performance Data                     4
DISTRIBUTION OF THE CONTRACTS                                                    4
LEGAL MATTERS                                                                    5
EXPERTS                                                                          5
OTHER INFORMATION                                                                5
FINANCIAL STATEMENTS                                                             6

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The Contract includes the basic Contract, the application, any supplemental applications, and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties.

INCONTESTABILITY

     We will not contest the Contract from its Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

NONPARTICIPATION

     The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

     The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

     The net change in account value reflects:

          - net income from the Investment Option attributable to the hypothetical account; and

          - charges and deductions imposed under the Contract attributable to the hypothetical account.

     The charges and deductions include per unit charges for the hypothetical account for:

          -    the annual administrative charge and

          -    the mortality and expense risk charge.

     For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current yield will be calculated according to the following formula:

          Current Yield = ((NCS - ES)/UV) x (365/7)

          Where:

          NCS   = the net change in the value of the Investment Option
                  (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

          ES    = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV    = the unit value for the first day of the seven-day period.

          Effective Yield = (1 + ((NCS - ES)/UV))(TO THE POWER OF 365/7) - 1

          Where:

          NCS   = the net change in the value of the Investment Option
                  (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

          ES    = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV    = the unit value for the first day of the seven-day period.

     The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

     The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

          -    changes in interest rates on money market securities,

          -    the average portfolio maturity of the Money Market Investment
               Option,

          - the quality of portfolio securities held by this Investment Option, and

          -    the operating expenses of the Money Market Investment Option.

     Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

     The yield is computed by:

          1) dividing net investment income of the Investment Option attributable to the subaccount units less subaccount expenses for the period; by

          2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by

          3)   compounding that yield for a six-month period; and by

          4)   multiplying that result by 2.

     The annual administrative charge (deducted at the beginning of each Contract Year) and mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an average administrative charge per dollar of Contract value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

          Yield = 2 x ((((NI - ES)/(U x UV)) + 1) (TO THE POWER OF 6) - 1)

          Where:

          NI    = net investment income of the Investment Option for the 30-day or one-month period attributable to the subaccount's units.

          ES    = expenses of the subaccount for the 30-day or one-month period.

          U     = the average number of units outstanding.

          UV    = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

     The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

     The surrender charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.

     Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

     Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the following formula:

          TR = (ERV/P)(TO THE POWER OF 1/N) - 1

          Where:

          TR    = the average annual total return net of subaccount recurring charges.

          ERV   = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

          P     = a hypothetical initial payment of $1,000.

          N     = the number of years in the period.


     INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.


     The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

OTHER TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

          CTR   = (ERV/P) - 1

          Where:

          CTR   = The cumulative total return net of subaccount recurring
                  charges for the period.

          ERV   = The ending redeemable value of the hypothetical investment at the end of the period.

          P     = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

     EquiTrust Marketing Services, LLC ("EquiTrust Marketing") is responsible for distributing the Contracts pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Contracts. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.

     We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

     EquiTrust Marketing may sell the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing received sales compensation with respect to the Contracts in the following amounts during the periods indicated.



                                                     AGGREGATE AMOUNT OF
                                                     COMMISSIONS RETAINED
                          AGGREGATE AMOUNT OF       BY EQUITRUST MARKETING
                          COMMISSION PAID TO         AFTER PAYMENTS TO ITS
          FISCAL YEAR   TO EQUITRUST MARKETING*   REGISTERED REPRESENTATIVES
          ------------------------------------------------------------------
             2002         626,358                               0
             2003       1,602,458                               0



     * Includes sales compensation paid to registered representatives of EquiTrust Marketing.

     EquiTrust Marketing passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Contracts. EquiTrust Marketing also receives annual compensation of $100 per registered representative for acting as principal underwriter.


LEGAL MATTERS

     All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


     The Account's statements of assets and liabilities as of December 31, 2003 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2003 and 2002 and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The Company's consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                         Report of Independent Auditors

The Board of Directors and Participants
Farm Bureau Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Annuity Account, comprising the Ultra, Vista, Appreciation, Developing Leaders (formerly Dreyfus Small Cap), Disciplined Stock, Dreyfus Growth & Income, International Equity, Socially Responsible Growth, Blue Chip, High Grade Bond, Managed, Money Market, Strategic Yield, Value Growth, Contrafund, Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Franklin Small Cap, Franklin Small Cap Value Securities, Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Franklin Real Estate, Mid-Cap Value, Small Company, NASDAQ 100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of
December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 2003, and the results of their operations and changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Des Moines, Iowa
March 12, 2004

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

                                                                                                               DEVELOPING
                                                              ULTRA            VISTA         APPRECIATION       LEADERS
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $      965,076   $      565,784   $    1,254,504   $    1,660,760

LIABILITIES                                                            -                -                -                -
                                                          -----------------------------------------------------------------
Net assets                                                $      965,076   $      565,784   $    1,254,504   $    1,660,760
                                                          =================================================================

NET ASSETS
Accumulation units                                        $      965,076   $      565,784   $    1,254,504   $    1,660,760
Contracts in annuitization period                                      -                -                -                -
                                                          -----------------------------------------------------------------
Total net assets                                          $      965,076   $      565,784   $    1,254,504   $    1,660,760
                                                          =================================================================

Investments in shares of mutual funds, at cost            $      865,767   $      461,503   $    1,137,787   $    1,425,892
Shares of mutual fund owned                                   105,128.06        48,816.54        36,446.94        44,417.24

Accumulation units outstanding                                 93,840.88        50,074.91       120,858.80       141,920.94
Accumulation unit value                                   $        10.28   $        11.30   $        10.38   $        11.70

Annuitized units outstanding                                           -                -                -                -
Annuitized unit value                                     $            -   $            -   $            -   $            -

                                                                              DREYFUS
                                                           DISCIPLINED        GROWTH &      INTERNATIONAL
                                                              STOCK            INCOME           EQUITY
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $      296,818   $      855,924   $      396,670

LIABILITIES                                                            -                -                -
                                                          ------------------------------------------------
Net assets                                                $      296,818   $      855,924   $      396,670
                                                          ================================================

NET ASSETS
Accumulation units                                        $      296,818   $      855,924   $      396,670
Contracts in annuitization period                                      -                -                -
                                                          ------------------------------------------------
Total net assets                                          $      296,818   $      855,924   $      396,670
                                                          ================================================

Investments in shares of mutual funds, at cost            $      271,960   $      728,963   $      333,436
Shares of mutual fund owned                                    15,097.56        42,456.55        33,138.68

Accumulation units outstanding                                 30,418.18        86,669.94        31,202.54
Accumulation unit value                                   $         9.76   $         9.88   $        12.71

Annuitized units outstanding                                           -                -                -
Annuitized unit value                                     $            -   $            -   $            -

SEE ACCOMPANYING NOTES.

                                                             SOCIALLY
                                                           RESPONSIBLE                        HIGH GRADE
                                                              GROWTH         BLUE CHIP           BOND           MANAGED
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $      298,018   $   34,189,390   $   14,991,720   $   26,746,811

LIABILITIES                                                            -                -                -                -
                                                          -----------------------------------------------------------------
Net assets                                                $      298,018   $   34,189,390   $   14,991,720   $   26,746,811
                                                          =================================================================

NET ASSETS
Accumulation units                                        $      298,018   $   34,131,392   $   14,991,720   $   26,746,811
Contracts in annuitization period                                      -           57,998                -                -
                                                          -----------------------------------------------------------------
Total net assets                                          $      298,018   $   34,189,390   $   14,991,720   $   26,746,811
                                                          =================================================================

Investments in shares of mutual funds, at cost            $      270,536   $   36,793,968   $   14,517,442   $   22,076,832
Shares of mutual fund owned                                    12,579.90     1,016,029.41     1,438,744.68     1,815,805.25

Accumulation units outstanding                                 32,198.85     1,577,446.58       861,472.19     1,329,756.31
Accumulation unit value                                   $         9.26   $        21.64   $        17.40   $        20.11

Annuitized units outstanding                                           -         2,680.49                -                -
Annuitized unit value                                     $            -   $        21.64   $            -   $            -

                                                           MONEY MARKET   STRATEGIC YIELD    VALUE GROWTH
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $    2,525,524  $    12,432,472   $   17,337,172

LIABILITIES                                                            -                -                -
                                                          ------------------------------------------------
Net assets                                                $    2,525,524  $    12,432,472   $   17,337,172
                                                          ================================================

NET ASSETS
Accumulation units                                        $    2,525,524  $    12,432,472   $   17,332,945
Contracts in annuitization period                                      -                -            4,227
                                                          ------------------------------------------------
Total net assets                                          $    2,525,524  $    12,432,472   $   17,337,172
                                                          ================================================

Investments in shares of mutual funds, at cost            $    2,525,524  $    12,405,942   $   15,575,072
Shares of mutual fund owned                                 2,525,523.54     1,361,716.50     1,474,249.36

Accumulation units outstanding                                193,303.12       698,444.99     1,258,082.11
Accumulation unit value                                   $        13.07  $         17.80   $        13.78

Annuitized units outstanding                                           -                -           306.78
Annuitized unit value                                     $            -  $             -   $        13.78

SEE ACCOMPANYING NOTES.

                                                                                               FIDELITY
                                                                                               GROWTH &
                                                            CONTRAFUND         GROWTH           INCOME        HIGH INCOME
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $   10,945,165   $   15,279,040   $    6,112,709   $    1,222,998

LIABILITIES                                                            -                -                -                -
                                                          -----------------------------------------------------------------
Net assets                                                $   10,945,165   $   15,279,040   $    6,112,709   $    1,222,998
                                                          =================================================================

NET ASSETS
Accumulation units                                        $   10,945,165   $   15,278,558   $    6,111,881   $    1,222,998
Contracts in annuitization period                                      -              482              828                -
                                                          -----------------------------------------------------------------
Total net assets                                          $   10,945,165   $   15,279,040   $    6,112,709   $    1,222,998
                                                          =================================================================

Investments in shares of mutual funds, at cost            $   10,795,331   $   20,142,555   $    6,400,124   $    1,079,032
Shares of mutual fund owned                                   473,202.13       492,237.12       460,988.59       178,020.13

Accumulation units outstanding                              1,049,617.41     1,882,273.09       692,289.09        93,420.70
Accumulation unit value                                   $        10.43   $         8.12   $         8.83   $        13.09

Annuitized units outstanding                                           -            59.35            93.76                -
Annuitized unit value                                     $            -   $         8.12   $         8.83   $            -

                                                            INDEX 500         MID-CAP          OVERSEAS
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $   12,693,063   $    2,615,895   $    3,634,007

LIABILITIES                                                            -                -                -
                                                          ------------------------------------------------
Net assets                                                $   12,693,063   $    2,615,895   $    3,634,007
                                                          ================================================

NET ASSETS
Accumulation units                                        $   12,687,502   $    2,615,895   $    3,621,761
Contracts in annuitization period                                  5,561                -           12,246
                                                          ------------------------------------------------
Total net assets                                          $   12,693,063   $    2,615,895   $    3,634,007
                                                          ================================================

Investments in shares of mutual funds, at cost            $   13,768,899   $    2,093,591   $    4,197,789
Shares of mutual fund owned                                   100,634.77       109,132.03       233,098.60

Accumulation units outstanding                              1,521,137.90       203,388.63       398,538.40
Accumulation unit value                                   $         8.34   $        12.86   $         9.09

Annuitized units outstanding                                      666.74                -         1,347.53
Annuitized unit value                                     $         8.34   $            -   $         9.09

SEE ACCOMPANYING NOTES.

                                                                              FRANKLIN
                                                                             SMALL CAP                           MUTUAL
                                                             FRANKLIN          VALUE        FRANKLIN U.S.        SHARES
                                                            SMALL CAP        SECURITIES      GOVERNMENT        SECURITIES
                                                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                          -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $      918,078   $    1,160,071   $    2,706,714   $    1,254,082

LIABILITIES                                                            -                -                -                -
                                                          -----------------------------------------------------------------
Net assets                                                $      918,078   $    1,160,071   $    2,706,714   $    1,254,082
                                                          =================================================================

NET ASSETS
Accumulation units                                        $      918,078   $    1,159,412   $    2,706,714   $    1,254,082
Contracts in annuitization period                                      -              659                -                -
                                                          -----------------------------------------------------------------
Total net assets                                          $      918,078   $    1,160,071   $    2,706,714   $    1,254,082
                                                          =================================================================

Investments in shares of mutual funds, at cost            $      756,217   $      956,223   $    2,763,540   $    1,122,989
Shares of mutual fund owned                                    52,672.28        91,560.48       206,935.35        84,223.10

Accumulation units outstanding                                 83,187.77        86,583.14       250,010.74       111,247.00
Accumulation unit value                                   $        11.04   $        13.39   $        10.83   $        11.27

Annuitized units outstanding                                           -            49.19                -                -
Annuitized unit value                                     $            -   $        13.39   $            -   $            -

                                                            TEMPLETON
                                                              GROWTH       FRANKLIN REAL       MID-CAP           SMALL
                                                            SECURITIES         ESTATE           VALUE           COMPANY
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $    1,358,683   $      378,167   $    1,828,219   $      621,606

LIABILITIES                                                            -                -                -                -
                                                          -----------------------------------------------------------------
Net assets                                                $    1,358,683   $      378,167   $    1,828,219   $      621,606
                                                          =================================================================

NET ASSETS
Accumulation units                                        $    1,358,683   $      378,167   $    1,827,141   $      621,606
Contracts in annuitization period                                      -                -            1,078                -
                                                          -----------------------------------------------------------------
Total net assets                                          $    1,358,683   $      378,167   $    1,828,219   $      621,606
                                                          =================================================================

Investments in shares of mutual funds, at cost            $    1,194,290   $      344,578   $    1,520,917   $      528,102
Shares of mutual fund owned                                   121,419.42        15,990.13        84,678.99        44,210.98

Accumulation units outstanding                                119,581.37        30,826.13       133,043.23        52,086.05
Accumulation unit value                                   $        11.36   $        12.27   $        13.73   $        11.93

Annuitized units outstanding                                           -                -            78.48                -
Annuitized unit value                                     $            -   $            -   $        13.73   $            -

SEE ACCOMPANYING NOTES.

                                                                            RUSSELL 2000
                                                            NASDAQ 100       SMALL CAP        S&P MIDCAP         EQUITY
                                                              INDEX            INDEX          400 INDEX          INCOME
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $    2,965,211   $    2,399,899   $    3,331,143   $    4,487,528

LIABILITIES                                                            -                -                -                -
                                                          -----------------------------------------------------------------
Net assets                                                $    2,965,211   $    2,399,899   $    3,331,143   $    4,487,528
                                                          =================================================================

NET ASSETS
Accumulation units                                        $    2,965,211   $    2,399,899   $    3,331,143   $    4,487,528
Contracts in annuitization period                                      -                -                -                -
                                                          -----------------------------------------------------------------
Total net assets                                          $    2,965,211   $    2,399,899   $    3,331,143   $    4,487,528
                                                          =================================================================

Investments in shares of mutual funds, at cost            $    2,436,815   $    1,940,715   $    2,791,270   $    4,003,644
Shares of mutual fund owned                                   143,108.66        44,107.68        63,305.65       222,264.90

Accumulation units outstanding                                239,917.95       174,050.43       249,852.73       399,555.25
Accumulation unit value                                   $        12.36   $        13.79   $        13.33   $        11.23

Annuitized units outstanding                                           -                -                -                -
Annuitized unit value                                     $            -   $            -   $            -   $            -

                                                                                               PERSONAL
                                                             MID-CAP        NEW AMERICA        STRATEGY      INTERNATIONAL
                                                              GROWTH           GROWTH          BALANCED          STOCK
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market          $    9,053,940   $    3,975,816   $   11,048,932   $    1,977,326

LIABILITIES                                                            -                -                -                -
                                                          -----------------------------------------------------------------
Net assets                                                $    9,053,940   $    3,975,816   $   11,048,932   $    1,977,326
                                                          =================================================================

NET ASSETS
Accumulation units                                        $    9,053,940   $    3,975,816   $   11,048,932   $    1,977,326
Contracts in annuitization period                                      -                -                -                -
                                                          -----------------------------------------------------------------
Total net assets                                          $    9,053,940   $    3,975,816   $   11,048,932   $    1,977,326
                                                          =================================================================

Investments in shares of mutual funds, at cost            $    8,076,561   $    4,465,344   $   10,187,878   $    2,158,848
Shares of mutual fund owned                                   454,971.88       226,542.20       684,992.71       165,605.17

Accumulation units outstanding                                700,657.79       512,697.65       958,928.62       241,382.84
Accumulation unit value                                   $        12.92   $         7.75   $        11.52   $         8.19

Annuitized units outstanding                                           -                -                -                -
Annuitized unit value                                     $            -   $            -   $            -   $            -

SEE ACCOMPANYING NOTES.

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                            STATEMENTS OF OPERATIONS

                  YEAR ENDED DECEMBER 31, 2003, EXCEPT AS NOTED

                                                                                                               DEVELOPING
                                                               ULTRA            VISTA        APPRECIATION        LEADERS
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
Income:
   Dividends                                              $            -   $            -   $       15,651   $          425
Expenses:
   Mortality and expense risk                                     (7,471)          (4,405)          (9,480)         (13,882)
                                                          -----------------------------------------------------------------
 Net investment income (loss)                                     (7,471)          (4,405)           6,171          (13,457)

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                   (18,656)          (4,171)         (11,624)         (15,361)
   Realized gain distributions                                         -                -                -                -
                                                          -----------------------------------------------------------------
 Total realized gain (loss) on investments                       (18,656)          (4,171)         (11,624)         (15,361)

Change in unrealized appreciation/depreciation of
  investments                                                    155,986          135,698          169,588          350,574
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $      129,859   $      127,122   $      164,135   $      321,756
                                                          =================================================================

                                                                              DREYFUS
                                                           DISCIPLINED        GROWTH &      INTERNATIONAL
                                                              STOCK            INCOME           EQUITY
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          ------------------------------------------------
Income:
   Dividends                                              $        2,192   $        5,199   $       13,501
Expenses:
   Mortality and expense risk                                     (2,186)          (7,226)          (2,904)
                                                          ------------------------------------------------
 Net investment income (loss)                                          6           (2,027)          10,597

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                    (9,509)         (38,489)          (2,008)
   Realized gain distributions                                         -                -                -
                                                          ------------------------------------------------
 Total realized gain (loss) on investments                        (9,509)         (38,489)          (2,008)

Change in unrealized appreciation/depreciation of
  investments                                                     48,820          185,332           84,748
                                                          ------------------------------------------------
 Net increase (decrease) in net assets from operations    $       39,317   $      144,816   $       93,337
                                                          ================================================

SEE ACCOMPANYING NOTES.

                                                             SOCIALLY                         HIGH GRADE
                                                           RESPONSIBLE       BLUE CHIP           BOND           MANAGED
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
Income:
   Dividends                                              $           10   $      467,958   $      674,816   $      597,686
Expenses:
   Mortality and expense risk                                     (2,580)        (371,907)        (186,225)        (286,382)
                                                          -----------------------------------------------------------------
 Net investment income (loss)                                     (2,570)          96,051          488,591          311,304

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                    (6,345)        (234,188)         129,217          (80,744)
   Realized gain distributions                                         -                -           71,594                -
                                                          -----------------------------------------------------------------
 Total realized gain (loss) on investments                        (6,345)        (234,188)         200,811          (80,744)

Change in unrealized appreciation/depreciation of
  investments                                                     56,264        6,740,171          (82,391)       4,314,503
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $       47,349   $    6,602,034   $      607,011   $    4,545,063
                                                          =================================================================

                                                              MONEY          STRATEGIC          VALUE
                                                              MARKET           YIELD            GROWTH
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          ------------------------------------------------
Income:
   Dividends                                              $       15,357   $      816,393   $      212,523
Expenses:
   Mortality and expense risk                                    (35,521)        (143,745)        (182,584)
                                                          ------------------------------------------------
 Net investment income (loss)                                    (20,164)         672,648           29,939

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                         -         (174,717)        (536,018)
   Realized gain distributions                                         -                -                -
                                                          ------------------------------------------------
 Total realized gain (loss) on investments                             -         (174,717)        (536,018)

Change in unrealized appreciation/depreciation of
  investments                                                          -          673,885        4,369,906
                                                          ------------------------------------------------
 Net increase (decrease) in net assets from operations    $      (20,164)  $    1,171,816   $    3,863,827
                                                          ================================================

SEE ACCOMPANYING NOTES.

                                                                                               FIDELITY
                                                                                               GROWTH &
                                                            CONTRAFUND         GROWTH           INCOME        HIGH INCOME
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
Income:
   Dividends                                              $       39,535   $       32,750   $       58,945   $       47,477
Expenses:
   Mortality and expense risk                                   (111,034)        (157,403)         (64,824)         (10,396)
                                                          -----------------------------------------------------------------
 Net investment income (loss)                                    (71,499)        (124,653)          (5,879)          37,081

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                  (358,090)        (942,724)        (199,541)           5,830
   Realized gain distributions                                         -                -                -                -
                                                          -----------------------------------------------------------------
 Total realized gain (loss) on investments                      (358,090)        (942,724)        (199,541)           5,830

Change in unrealized appreciation/depreciation of
  investments                                                  2,638,105        4,567,672        1,254,789          137,621
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $    2,208,516   $    3,500,295   $    1,049,369   $      180,532
                                                          =================================================================

                                                            INDEX 500         MID-CAP          OVERSEAS
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          ------------------------------------------------
Income:
   Dividends                                              $      143,019   $        3,542   $       21,563
Expenses:
   Mortality and expense risk                                   (128,293)         (20,939)         (34,268)
                                                          ------------------------------------------------
 Net investment income (loss)                                     14,726          (17,397)         (12,705)

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                  (325,889)          (3,156)        (236,909)
   Realized gain distributions                                         -                -                -
                                                          ------------------------------------------------
 Total realized gain (loss) on investments                      (325,889)          (3,156)        (236,909)

Change in unrealized appreciation/depreciation of
  investments                                                  2,865,354          621,226        1,286,040
                                                          ------------------------------------------------
 Net increase (decrease) in net assets from operations    $    2,554,191   $      600,673   $    1,036,426
                                                          ================================================

SEE ACCOMPANYING NOTES.

                                                                              FRANKLIN
                                                                             SMALL CAP                           MUTUAL
                                                             FRANKLIN          VALUE        FRANKLIN U.S.        SHARES
                                                            SMALL CAP        SECURITIES       GOVERNMENT       SECURITIES
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
Income:
   Dividends                                              $            -   $        1,813   $      161,975   $        8,861
Expenses:
   Mortality and expense risk                                     (7,153)         (10,204)         (35,826)         (11,077)
                                                          -----------------------------------------------------------------
 Net investment income (loss)                                     (7,153)          (8,391)         126,149           (2,216)

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                   (16,282)         (22,647)         (15,811)          (5,674)
   Realized gain distributions                                         -                -                -                -
                                                          -----------------------------------------------------------------
 Total realized gain (loss) on investments                       (16,282)         (22,647)         (15,811)          (5,674)

Change in unrealized appreciation/depreciation of
  investments                                                    212,649          278,940          (87,617)         213,831
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $      189,214   $      247,902   $       22,721   $      205,941
                                                          =================================================================

                                                            TEMPLETON
                                                              GROWTH       FRANKLIN REAL       MID-CAP           SMALL
                                                            SECURITIES         ESTATE           VALUE           COMPANY
                                                            SUBACCOUNT     SUBACCOUNT (1)     SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
Income:
   Dividends                                              $       13,372   $          868   $        3,844   $            -
Expenses:
   Mortality and expense risk                                    (11,102)          (1,344)         (15,362)          (4,834)
                                                          -----------------------------------------------------------------
 Net investment income (loss)                                      2,270             (476)         (11,518)          (4,834)

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                   (11,923)             575           10,548           (4,077)
   Realized gain distributions                                         -                -                -                -
                                                          -----------------------------------------------------------------
 Total realized gain (loss) on investments                       (11,923)             575           10,548           (4,077)

Change in unrealized appreciation/depreciation of
  investments                                                    282,839           33,589          324,147          136,368
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $      273,186   $       33,688   $      323,177   $      127,457
                                                          =================================================================

(1)  Period from May 1, 2003 (date operations commenced) through December 31,
     2003.

SEE ACCOMPANYING NOTES.

                                                                            RUSSELL 2000         S&P
                                                            NASDAQ 100       SMALL CAP        MIDCAP 400         EQUITY
                                                              INDEX            INDEX            INDEX            INCOME
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
Income:
   Dividends                                              $            -   $        7,299   $       10,417   $       59,130
Expenses:
   Mortality and expense risk                                    (23,035)         (18,262)         (27,450)         (41,225)
                                                          -----------------------------------------------------------------
 Net investment income (loss)                                    (23,035)         (10,963)         (17,033)          17,905

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                   (24,491)          (7,376)         (14,562)         (28,775)
   Realized gain distributions                                         -                -                -                -
                                                          -----------------------------------------------------------------
 Total realized gain (loss) on investments                       (24,491)          (7,376)         (14,562)         (28,775)

Change in unrealized appreciation/depreciation of
  investments                                                    740,079          594,433          725,393          807,098
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $      692,553   $      576,094   $      693,798   $      796,228
                                                          =================================================================

                                                                                               PERSONAL
                                                             MID-CAP        NEW AMERICA        STRATEGY      INTERNATIONAL
                                                              GROWTH           GROWTH          BALANCED          STOCK
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          -----------------------------------------------------------------
Income:
   Dividends                                              $            -   $            -   $      205,157   $       21,204
Expenses:
   Mortality and expense risk                                    (90,873)         (38,928)        (113,066)         (19,618)
                                                          -----------------------------------------------------------------
 Net investment income (loss)                                    (90,873)         (38,928)          92,091            1,586

 Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                   (60,839)        (247,912)        (104,056)        (139,301)
   Realized gain distributions                                         -                -            6,755            1,631
                                                          -----------------------------------------------------------------
 Total realized gain (loss) on investments                       (60,839)        (247,912)         (97,301)        (137,670)

Change in unrealized appreciation/depreciation of
  investments                                                  2,475,830        1,202,224        1,974,898          568,290
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $    2,324,118   $      915,384   $    1,969,688   $      432,206
                                                          =================================================================

SEE ACCOMPANYING NOTES.

                        FARM BUREAU LIFE ANNUITY ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 ULTRA SUBACCOUNT                  VISTA SUBACCOUNT
                                                          -----------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                               2003             2002             2003             2002
                                                          -----------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $       (7,471)  $       (2,364)  $       (4,405)  $       (1,582)
  Net realized gain (loss) on investments                        (18,656)          (5,749)          (4,171)            (878)
  Change in unrealized appreciation/depreciation of
    investments                                                  155,986          (61,350)         135,698          (31,989)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets from operations            129,859          (69,463)         127,122          (34,449)

Contract transactions:
  Transfers of net premiums                                      260,529          251,383          164,057          143,859
  Transfers of surrenders and death benefits                     (33,139)          (3,763)         (19,108)          (6,112)
  Transfers of administrative and other charges                     (914)            (255)            (548)            (110)
  Transfers between subaccounts, including
    Declared Interest Option account                             227,399          113,682           87,504           73,030
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   453,875          361,047          231,905          210,667
                                                          -----------------------------------------------------------------
Total increase (decrease) in net assets                          583,734          291,584          359,027          176,218

Net assets at beginning of period                                381,343           89,759          206,756           30,538
                                                          -----------------------------------------------------------------
Net assets at end of period                               $      965,076   $      381,343   $      565,784   $      206,756
                                                          =================================================================

                                                                                                   DEVELOPING LEADERS
                                                              APPRECIATION SUBACCOUNT                  SUBACCOUNT
                                                          -----------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                               2003             2002             2003             2002
                                                          -----------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $        6,171   $        1,821   $      (13,457)  $       (4,800)
  Net realized gain (loss) on investments                        (11,624)          (8,968)         (15,361)          (3,971)
  Change in unrealized appreciation/depreciation of
    investments                                                  169,588          (53,193)         350,574         (115,548)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets from operations            164,135          (60,340)         321,756         (124,319)

Contract transactions:
  Transfers of net premiums                                      455,279          319,030          437,697          583,779
  Transfers of surrenders and death benefits                     (19,000)         (39,797)         (58,283)         (79,792)
  Transfers of administrative and other charges                     (775)            (162)          (1,664)            (300)
  Transfers between subaccounts, including
    Declared Interest Option account                             207,526          150,452          242,657          306,136
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   643,030          429,523          620,407          809,823
                                                          -----------------------------------------------------------------
Total increase (decrease) in net assets                          807,165          369,183          942,163          685,504

Net assets at beginning of period                                447,340           78,157          718,597           33,093
                                                          -----------------------------------------------------------------
Net assets at end of period                               $    1,254,504   $      447,340   $    1,660,760   $      718,597
                                                          =================================================================

SEE ACCOMPANYING NOTES.

                                                                                                DREYFUS GROWTH & INCOME
                                                            DISCIPLINED STOCK SUBACCOUNT              SUBACCOUNT
                                                          -----------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                               2003             2002             2003             2002
                                                          -----------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $            6   $         (192)  $       (2,027)  $         (988)
  Net realized gain (loss) on investments                         (9,509)          (2,965)         (38,489)          (6,504)
  Change in unrealized appreciation/depreciation of
    investments                                                   48,820          (24,078)         185,332          (59,233)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets from operations             39,317          (27,235)         144,816          (66,725)

Contract transactions:
  Transfers of net premiums                                      103,799           67,476          272,506          191,035
  Transfers of surrenders and death benefits                     (15,016)          (3,086)         (28,078)          (5,229)
  Transfers of administrative and other charges                     (351)             (71)            (964)            (208)
  Transfers between subaccounts, including
    Declared Interest Option account                              54,777           56,784          117,252          194,425
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from contract
  transactions                                                   143,209          121,103          360,716          380,023
                                                          -----------------------------------------------------------------
Total increase (decrease) in net assets                          182,526           93,868          505,532          313,298

Net assets at beginning of period                                114,292           20,424          350,393           37,095
                                                          -----------------------------------------------------------------
Net assets at end of period                               $      296,818   $      114,292   $      855,924   $      350,393
                                                          =================================================================

                                                               INTERNATIONAL EQUITY           SOCIALLY RESPONSIBLE GROWTH
                                                                    SUBACCOUNT                        SUBACCOUNT
                                                          -----------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                               2003             2002             2003             2002
                                                          -----------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $       10,597   $        2,973   $       (2,570)  $       (1,003)
  Net realized gain (loss) on investments                         (2,008)              73           (6,345)          (1,821)
  Change in unrealized appreciation/depreciation of
    investments                                                   84,748          (21,842)          56,264          (28,765)
                                                          -----------------------------------------------------------------
 Net increase (decrease) in net assets from operations            93,337          (18,796)          47,349          (31,589)

Contract transactions:
  Transfers of net premiums                                      113,334           82,189           48,423           97,326
  Transfers of surrenders and death benefits                     (15,818)          (4,140)          (6,501)            (281)
  Transfers of administrative and other charges                     (361)             (86)            (476)             (85)
  Transfers between subaccounts, including
    Declared Interest Option account                              66,826           64,888           65,167           65,688
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   163,981          142,851          106,613          162,648
                                                          -----------------------------------------------------------------
Total increase (decrease) in net assets                          257,318          124,055          153,962          131,059

Net assets at beginning of period                                139,352           15,297          144,056           12,997
                                                          -----------------------------------------------------------------
Net assets at end of period                               $      396,670   $      139,352   $      298,018   $      144,056
                                                          =================================================================

SEE ACCOMPANYING NOTES.

                                                                                                HIGH GRADE BOND
                                                              BLUE CHIP SUBACCOUNT                 SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $     96,051    $    135,109    $    488,591    $    461,731
  Net realized gain (loss) on investments                     (234,188)        168,441         200,811          17,453
  Change in unrealized appreciation/depreciation of
    investments                                              6,740,171      (7,651,988)        (82,391)        369,414
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations        6,602,034      (7,348,438)        607,011         848,598

Contract transactions:
  Transfers of net premiums                                  2,444,998       2,995,780       1,609,488       2,344,467
  Transfers of surrenders and death benefits                (2,296,049)     (2,451,384)     (1,378,872)     (1,043,994)
  Transfers of administrative and other charges                (62,365)        (67,985)        (17,331)        (13,007)
  Transfers between subaccounts, including
    Declared Interest Option account                          (571,653)     (1,781,336)        (77,167)      2,113,734
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                (485,069)     (1,304,925)        136,118       3,401,200
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      6,116,965      (8,653,363)        743,129       4,249,798

Net assets at beginning of period                           28,072,426      36,725,789      14,248,591       9,998,793
                                                          ------------------------------------------------------------
Net assets at end of period                               $ 34,189,390    $ 28,072,426    $ 14,991,720    $ 14,248,591
                                                          ============================================================

                                                                MANAGED SUBACCOUNT           MONEY MARKET SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $    311,304    $    432,589    $    (20,164)   $     (3,194)
  Net realized gain (loss) on investments                      (80,744)        (48,102)              -               -
  Change in unrealized appreciation/depreciation of
    investments                                              4,314,503      (1,154,921)              -               -
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations        4,545,063        (770,434)        (20,164)         (3,194)

Contract transactions:
  Transfers of net premiums                                  2,108,676       2,523,331      12,348,095      23,341,467
  Transfers of surrenders and death benefits                (2,042,684)     (1,214,231)       (450,861)       (487,747)
  Transfers of administrative and other charges                (36,062)        (33,632)         (5,361)         (4,570)
  Transfers between subaccounts, including
    Declared Interest Option account                           384,741         363,329     (13,361,434)    (24,380,761)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 414,671       1,638,797      (1,469,561)     (1,531,611)
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      4,959,734         868,363      (1,489,725)     (1,534,805)

Net assets at beginning of period                           21,787,077      20,918,714       4,015,249       5,550,054
                                                          ------------------------------------------------------------
Net assets at end of period                               $ 26,746,811    $ 21,787,077    $  2,525,524    $  4,015,249
                                                          ============================================================

SEE ACCOMPANYING NOTES.

                                                           STRATEGIC YIELD SUBACCOUNT        VALUE GROWTH SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $    672,648    $    626,439    $     29,939    $     99,000
  Net realized gain (loss) on investments                     (174,717)       (255,323)       (536,018)       (771,266)
  Change in unrealized appreciation/depreciation of
    investments                                                673,885          57,879       4,369,906      (1,198,588)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations        1,171,816         428,995       3,863,827      (1,870,854)

Contract transactions:
  Transfers of net premiums                                  1,128,955       1,557,310       1,029,523       1,291,448
  Transfers of surrenders and death benefits                  (972,994)       (742,274)     (1,018,283)       (908,144)
  Transfers of administrative and other charges                (16,194)        (14,111)        (27,569)        (28,737)
  Transfers between subaccounts, including
    Declared Interest Option account                           166,344          19,415        (342,882)       (488,341)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 306,111         820,340        (359,211)       (133,774)
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      1,477,927       1,249,335       3,504,616      (2,004,628)

Net assets at beginning of period                           10,954,544       9,705,209      13,832,555      15,837,183
                                                          ------------------------------------------------------------
Net assets at end of period                               $ 12,432,472    $ 10,954,544    $ 17,337,172    $ 13,832,555
                                                          ============================================================

                                                              CONTRAFUND SUBACCOUNT             GROWTH SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $    (71,499)   $    (37,052)   $   (124,653)   $   (127,068)
  Net realized gain (loss) on investments                     (358,090)       (275,329)       (942,724)     (1,153,044)
  Change in unrealized appreciation/depreciation of
    investments                                              2,638,105        (631,155)      4,567,672      (3,577,569)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations        2,208,516        (943,536)      3,500,295      (4,857,681)

Contract transactions:
  Transfers of net premiums                                  1,186,318       1,193,812       1,543,551       2,473,058
  Transfers of surrenders and death benefits                  (441,240)       (391,375)       (642,006)       (804,660)
  Transfers of administrative and other charges                (16,851)        (16,541)        (27,280)        (28,879)
  Transfers between subaccounts, including
    Declared Interest Option account                            16,886        (244,338)        (35,748)       (809,893)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 745,113         541,558         838,517         829,626
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      2,953,629        (401,978)      4,338,812      (4,028,055)

Net assets at beginning of period                            7,991,536       8,393,514      10,940,228      14,968,283
                                                          ------------------------------------------------------------
Net assets at end of period                               $ 10,945,165    $  7,991,536    $ 15,279,040    $ 10,940,228
                                                          ============================================================

SEE ACCOMPANYING NOTES.

                                                            FIDELITY GROWTH & INCOME
                                                                    SUBACCOUNT               HIGH INCOME SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $     (5,879)   $      4,154    $     37,081    $     23,097
  Net realized gain (loss) on investments                     (199,541)       (274,647)          5,830         (15,935)
  Change in unrealized appreciation/depreciation of
    investments                                              1,254,789        (707,071)        137,621           4,005
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations        1,049,369        (977,564)        180,532          11,167

Contract transactions:
  Transfers of net premiums                                    644,999         625,453         413,459         234,650
  Transfers of surrenders and death benefits                  (364,411)       (387,311)        (55,893)        (56,695)
  Transfers of administrative and other charges                 (9,589)         (9,159)           (896)           (188)
  Transfers between subaccounts, including
    Declared Interest Option account                           262,637         (59,170)        136,825         124,107
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 533,636         169,813         493,495         301,874
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      1,583,005        (807,751)        674,027         313,041

Net assets at beginning of period                            4,529,705       5,337,456         548,971         235,930
                                                          ------------------------------------------------------------
Net assets at end of period                               $  6,112,709    $  4,529,705    $  1,222,998    $    548,971
                                                          ============================================================

                                                              INDEX 500 SUBACCOUNT             MID-CAP SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $     14,726    $     (2,163)   $    (17,397)   $     (6,825)
  Net realized gain (loss) on investments                     (325,889)       (301,068)         (3,156)           (840)
  Change in unrealized appreciation/depreciation of
    investments                                              2,865,354      (2,225,538)        621,226        (102,272)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations        2,554,191      (2,528,769)        600,673        (109,937)

Contract transactions:
  Transfers of net premiums                                  1,429,499       2,078,294         621,686         758,992
  Transfers of surrenders and death benefits                  (439,012)       (450,689)        (58,108)        (85,645)
  Transfers of administrative and other charges                (20,417)        (18,983)         (2,480)           (664)
  Transfers between subaccounts, including
    Declared Interest Option account                           244,405         213,527         277,056         498,448
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                               1,214,475       1,822,149         838,154       1,171,131
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      3,768,666        (706,620)      1,438,827       1,061,194

Net assets at beginning of period                            8,924,397       9,631,017       1,177,068         115,874
                                                          ------------------------------------------------------------
Net assets at end of period                               $ 12,693,063    $  8,924,397    $  2,615,895    $  1,177,068
                                                          ============================================================

SEE ACCOMPANYING NOTES.

                                                                                               FRANKLIN SMALL CAP
                                                               OVERSEAS SUBACCOUNT                SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $    (12,705)   $    (12,666)   $     (7,153)   $     (1,939)
  Net realized gain (loss) on investments                     (236,909)       (371,727)        (16,282)         (3,664)
  Change in unrealized appreciation/depreciation of
    investments                                              1,286,040        (263,064)        212,649         (52,222)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations        1,036,426        (647,457)        189,214         (57,825)

Contract transactions:
  Transfers of net premiums                                    335,068         379,938         275,313         257,042
  Transfers of surrenders and death benefits                  (119,050)       (129,187)        (18,498)         (2,853)
  Transfers of administrative and other charges                 (5,548)         (6,211)         (1,111)           (224)
  Transfers between subaccounts, including
    Declared Interest Option account                             5,372        (213,744)        123,048         118,335
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 215,842          30,796         378,752         372,300
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      1,252,268        (616,661)        567,966         314,475

Net assets at beginning of period                            2,381,739       2,998,400         350,112          35,637
                                                          ------------------------------------------------------------
Net assets at end of period                               $  3,634,007    $  2,381,739    $    918,078    $    350,112
                                                          ============================================================

                                                            FRANKLIN SMALL CAP VALUE        FRANKLIN U.S. GOVERNMENT
                                                              SECURITIES SUBACCOUNT                SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $     (8,391)   $     (2,939)   $    126,149    $     61,069
  Net realized gain (loss) on investments                      (22,647)          9,582         (15,811)          1,592
  Change in unrealized appreciation/depreciation of
    investments                                                278,940         (77,522)        (87,617)         31,576
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations          247,902         (70,879)         22,721          94,237

Contract transactions:
  Transfers of net premiums                                    218,711         320,852         556,673         515,629
  Transfers of surrenders and death benefits                   (15,180)         (7,254)       (246,218)        (60,549)
  Transfers of administrative and other charges                 (1,227)           (307)         (2,622)           (509)
  Transfers between subaccounts, including
    Declared Interest Option account                            69,484         357,022         546,520       1,038,804
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 271,788         670,313         854,353       1,493,375
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                        519,690         599,434         877,074       1,587,612

Net assets at beginning of period                              640,381          40,947       1,829,639         242,027
                                                          ------------------------------------------------------------
Net assets at end of period                               $  1,160,071    $    640,381    $  2,706,714    $  1,829,639
                                                          ============================================================

SEE ACCOMPANYING NOTES.


                                                            MUTUAL SHARES SECURITIES            TEMPLETON GROWTH
                                                                   SUBACCOUNT                SECURITIES SUBACCOUNT
                                                          ------------------------------------------------------------





                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $     (2,216)   $     (1,279)   $      2,270    $      4,636
  Net realized gain (loss) on investments                       (5,674)          9,561         (11,923)          6,166
  Change in unrealized appreciation/depreciation of
    investments                                                213,831         (87,574)        282,839        (122,724)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations          205,941         (79,292)        273,186        (111,922)

Contract transactions:
  Transfers of net premiums                                    194,696         320,855         396,362         478,768
  Transfers of surrenders and death benefits                   (33,617)         (4,181)        (39,768)        (58,633)
  Transfers of administrative and other charges                 (1,229)           (347)           (862)           (245)
  Transfers between subaccounts, including
    Declared Interest Option account                           230,647         282,803         131,828         177,608
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 390,497         599,130         487,560         597,498
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                        596,438         519,838         760,746         485,576

Net assets at beginning of period                              657,644         137,806         597,937         112,361
                                                          ------------------------------------------------------------
Net assets at end of period                               $  1,254,082    $    657,644    $  1,358,683    $    597,937
                                                          ============================================================

                                                           FRANKLIN REAL
                                                               ESTATE
                                                             SUBACCOUNT          MID-CAP VALUE SUBACCOUNT
                                                          --------------------------------------------------
                                                          PERIOD FROM MAY
                                                           1, 2003 (DATE
                                                            OPERATIONS
                                                            COMMENCED)
                                                             THROUGH
                                                            DECEMBER 31,           YEAR ENDED DECEMBER 31
                                                               2003                 2003            2002
                                                          --------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $          (476)      $    (11,518)   $     (6,951)
  Net realized gain (loss) on investments                             575             10,548          16,943
  Change in unrealized appreciation/depreciation of
    investments                                                    33,589            324,147         (30,252)
                                                          --------------------------------------------------
Net increase (decrease) in net assets from operations              33,688            323,177         (20,260)

Contract transactions:
  Transfers of net premiums                                       159,453            442,263         436,124
  Transfers of surrenders and death benefits                       (8,183)           (61,933)         (7,111)
  Transfers of administrative and other charges                         -             (1,479)           (344)
  Transfers between subaccounts, including
    Declared Interest Option account                              193,209            218,076         313,442
                                                          --------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    344,479            596,927         742,111
                                                          --------------------------------------------------
Total increase (decrease) in net assets                           378,167            920,104         721,851

Net assets at beginning of period                                       -            908,116         186,265
                                                          --------------------------------------------------
Net assets at end of period                               $       378,167       $  1,828,219    $    908,116
                                                          ==================================================

SEE ACCOMPANYING NOTES.

                                                                   SMALL COMPANY                NASDAQ 100 INDEX
                                                                     SUBACCOUNT                     SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $     (4,834)   $     (1,797)   $    (23,035)   $     (8,217)
  Net realized gain (loss) on investments                       (4,077)           (591)        (24,491)        (64,272)
  Change in unrealized appreciation/depreciation of
    investments                                                136,368         (44,999)        740,079        (224,123)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations          127,457         (47,387)        692,553        (296,612)

Contract transactions:
  Transfers of net premiums                                    163,832         136,508         812,910         555,087
  Transfers of surrenders and death benefits                   (15,488)         (4,337)        (83,224)         (7,662)
  Transfers of administrative and other charges                   (720)           (180)         (2,843)           (882)
  Transfers between subaccounts, including
    Declared Interest Option account                           104,211         110,655         594,132         412,863
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 251,835         242,646       1,320,975         959,406
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                        379,292         195,259       2,013,528         662,794

Net assets at beginning of period                              242,314          47,055         951,683         288,889
                                                          ------------------------------------------------------------
Net assets at end of period                               $    621,606    $    242,314    $  2,965,211    $    951,683
                                                          ============================================================

                                                             RUSSELL 2000 SMALL CAP           S&P MIDCAP 400 INDEX
                                                                     INDEX                         SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $    (10,963)   $     (6,249)   $    (17,033)   $     (8,382)
  Net realized gain (loss) on investments                       (7,376)         (3,660)        (14,562)          8,951
  Change in unrealized appreciation/depreciation of
    investments                                                594,433        (141,320)        725,393        (199,780)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations          576,094        (151,229)        693,798        (199,211)

Contract transactions:
  Transfers of net premiums                                    558,893         439,902         646,911         705,863
  Transfers of surrenders and death benefits                   (50,097)        (11,206)        (96,700)        (22,763)
  Transfers of administrative and other charges                 (1,967)           (468)         (3,225)           (799)
  Transfers between subaccounts, including
    Declared Interest Option account                           480,270         425,774         682,496         646,510
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 987,099         854,002       1,229,482       1,328,811
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      1,563,193         702,773       1,923,280       1,129,600

Net assets at beginning of period                              836,706         133,933       1,407,862         278,262
                                                          ------------------------------------------------------------
Net assets at end of period                               $  2,399,899    $    836,706    $  3,331,143    $  1,407,862
                                                          ============================================================

SEE ACCOMPANYING NOTES.

                                                                                                 MID-CAP GROWTH
                                                            EQUITY INCOME SUBACCOUNT               SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $     17,905    $     13,037    $    (90,873)   $    (85,549)
  Net realized gain (loss) on investments                      (28,775)        (12,845)        (60,839)        (47,790)
  Change in unrealized appreciation/depreciation of
    investments                                                807,098        (332,084)      2,475,830      (1,650,671)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations          796,228        (331,892)      2,324,118      (1,784,010)

Contract transactions:
  Transfers of net premiums                                    827,433       1,341,513         905,768         931,595
  Transfers of surrenders and death benefits                  (113,856)       (106,844)       (449,361)       (323,625)
  Transfers of administrative and other charges                 (3,835)         (1,306)        (14,368)        (14,435)
  Transfers between subaccounts, including
  Declared Interest Option account                             455,624       1,209,801          88,028        (329,014)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                               1,165,366       2,443,164         530,067         264,521
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      1,961,594       2,111,272       2,854,185      (1,519,489)

Net assets at beginning of period                            2,525,934         414,662       6,199,755       7,719,244
                                                          ------------------------------------------------------------
Net assets at end of period                               $  4,487,528    $  2,525,934    $  9,053,940    $  6,199,755
                                                          ============================================================

                                                               NEW AMERICA GROWTH          PERSONAL STRATEGY BALANCED
                                                                    SUBACCOUNT                     SUBACCOUNT
                                                          ------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                              2003            2002            2003            2002
                                                          ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $    (38,928)   $    (36,717)   $     92,091    $    109,404
  Net realized gain (loss) on investments                     (247,912)       (292,294)        (97,301)       (124,412)
  Change in unrealized appreciation/depreciation of
    investments                                              1,202,224        (746,915)      1,974,898        (744,473)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations          915,384      (1,075,926)      1,969,688        (759,481)

Contract transactions:
  Transfers of net premiums                                    512,520         527,448       1,125,366       2,187,503
  Transfers of surrenders and death benefits                  (130,599)       (219,232)       (513,881)       (609,191)
  Transfers of administrative and other charges                 (6,978)         (6,746)        (14,351)        (11,750)
  Transfers between subaccounts, including
  Declared Interest Option account                              41,600         (24,407)        387,429         582,990
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 416,543         277,063         984,563       2,149,552
                                                          ------------------------------------------------------------
Total increase (decrease) in net assets                      1,331,927        (798,863)      2,954,251       1,390,071

Net assets at beginning of period                            2,643,889       3,442,752       8,094,682       6,704,611
                                                          ------------------------------------------------------------
Net assets at end of period                               $  3,975,816    $  2,643,889    $ 11,048,932    $  8,094,682
                                                          ============================================================

SEE ACCOMPANYING NOTES.

                                                               INTERNATIONAL STOCK
                                                                    SUBACCOUNT
                                                          ----------------------------
                                                             YEAR ENDED DECEMBER 31
                                                              2003            2002
                                                          ----------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $      1,586    $     (4,160)
  Net realized gain (loss) on investments                     (137,670)       (236,227)
  Change in unrealized appreciation/depreciation of
    investments                                                568,290        (108,303)
                                                          ----------------------------
Net increase (decrease) in net assets from operations          432,206        (348,690)

Contract transactions:
  Transfers of net premiums                                    201,397         289,068
  Transfers of surrenders and death benefits                   (66,525)        (65,165)
  Transfers of administrative and other charges                 (3,277)         (3,457)
  Transfers between subaccounts, including
    Declared Interest Option account                           (26,377)        (82,044)
                                                          ----------------------------
Net increase (decrease) in net assets from contract
  transactions                                                 105,218         138,402
                                                          ----------------------------
Total increase (decrease) in net assets                        537,424        (210,288)

Net assets at beginning of period                            1,439,901       1,650,189
                                                          ----------------------------
Net assets at end of period                               $  1,977,326    $  1,439,901
                                                          ============================

SEE ACCOMPANYING NOTES.

                        Farm Bureau Life Annuity Account

                          Notes to Financial Statements

                                December 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in thirty-seven investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

  SUBACCOUNT                           INVESTS EXCLUSIVELY IN SHARES OF
  -------------------------------------------------------------------------------------------
                                       American Century Variable Portfolios, Inc.:
  Ultra                                  VP Ultra(R) Fund
  Vista                                  VP Vista(SM) Fund

                                       Dreyfus Variable Investment Fund:
  Appreciation                           Appreciation Portfolio
  Developing Leaders (2)                 Developing Leaders Portfolio
  Disciplined Stock                      Disciplined Stock Portfolio
  Dreyfus Growth & Income                Growth and Income Portfolio
  International Equity                   International Equity Portfolio

  Socially Responsible Growth          The Dreyfus Socially Responsible Growth Fund, Inc.

                                       EquiTrust Variable Insurance Series Fund:
  Blue Chip                              Blue Chip Portfolio
  High Grade Bond                        High Grade Bond Portfolio
  Managed                                Managed Portfolio
  Money Market                           Money Market Portfolio
  Strategic Yield                        Strategic Yield Portfolio
  Value Growth                           Value Growth Portfolio

                                       Fidelity Variable Insurance Products Fund:
  Contrafund                             Contrafund(R) Portfolio
  Growth                                 Growth Portfolio
  Fidelity Growth & Income               Growth & Income Portfolio
  High Income                            High Income Portfolio
  Index 500                              Index 500 Portfolio

  SUBACCOUNT                           INVESTS EXCLUSIVELY IN SHARES OF
  -------------------------------------------------------------------------------------------
                                       Fidelity Variable Insurance Products Fund (continued):
  Mid-Cap                                Mid Cap Portfolio
  Overseas                               Overseas Portfolio

                                       Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap                      Franklin Small Cap Fund
  Franklin Small Cap Value Securities     Franklin Small Cap Value Securities Fund
  Franklin U.S. Government                Franklin U.S. Government Fund
  Mutual Shares Securities                Mutual Shares Securities Fund
  Templeton Growth Securities             Templeton Growth Securities Fund
  Franklin Real Estate (1)                Franklin Real Estate Fund

                                       J.P. Morgan Series Trust II:
  Mid-Cap Value                          J.P. Morgan Mid Cap Value Portfolio
  Small Company                          J.P. Morgan Small Company Portfolio

                                       Summit Mutual Funds, Inc. - Pinnacle Series:
  NASDAQ 100 Index                       NASDAQ - 100 Index Portfolio
  Russell 2000 Small Cap Index           Russell 2000 Small Cap Index Portfolio
  S&P MidCap 400 Index                   S&P MidCap 400 Index Portfolio

                                       T. Rowe Price Equity Series Inc.:
  Equity Income                          Equity Income Portfolio
  Mid-Cap Growth                         Mid-Cap Growth Portfolio
  New America Growth                     New America Growth Portfolio
  Personal Strategy Balanced             Personal Strategy Balanced Portfolio

                                       T. Rowe Price International Series, Inc.:
  International Stock                    International Stock Portfolio

  (1) Commenced operations on May 1, 2003.
  (2) Formerly Dreyfus Small Cap.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Eligible contract owners may also allocate funds to the Declared Interest Option
(DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years. A contract owner may annually surrender a maximum of 10% of the cash value without incurring a surrender charge. The amount charged for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts is 7% and 6%, respectively, of the amount surrendered during the first contract year. The charge declines by 1% in each of the next five contract years. No surrender charge is deducted if the partial surrender or surrender occurs after six full contract years.

TRANSFER CHARGE: A transfer charge for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts of $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

PAID TO AFFILIATES

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio's average daily net assets as follows: Blue Chip Portfolio - 0.20%, High Grade Bond Portfolio - 0.30%, Managed Portfolio - 0.45%, Money Market Portfolio - 0.25%, Strategic Yield Portfolio - 0.45%, and Value Growth Portfolio - 0.45%.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the periods ended December 31, 2003:

                                             COST OF     PROCEEDS FROM
SUBACCOUNT                                  PURCHASES        SALES
----------------------------------------------------------------------
Ultra                                      $   586,652   $     140,248
Vista                                          290,186          62,686
Appreciation                                   718,256          69,055
Developing Leaders                             714,964         108,014
Disciplined Stock                              191,815          48,600
Dreyfus Growth & Income                        475,658         116,969
International Equity                           205,703          31,125
Socially Responsible Growth                    124,246          20,203
Blue Chip                                    2,432,180       2,821,198
High Grade Bond                              3,456,236       2,759,933
Managed                                      2,988,876       2,262,901
Money Market                                11,355,340      12,845,065
Strategic Yield                              2,263,695       1,284,936
Value Growth                                 1,262,640       1,591,912
Contrafund                                   1,416,163         742,549
Growth                                       1,552,674         838,810
Fidelity Growth & Income                     1,010,122         482,365
High Income                                    717,908         187,332
Index 500                                    1,907,173         677,972
Mid-Cap                                        984,552         163,795
Overseas                                       415,354         212,217
Franklin Small Cap                             440,618          69,019

                                             COST OF     PROCEEDS FROM
SUBACCOUNT                                  PURCHASES        SALES
----------------------------------------------------------------------
Franklin Small Cap Value Securities        $   391,471   $     128,074
Franklin U.S. Government                     2,275,958       1,295,456
Mutual Shares Securities                       450,773          62,492
Templeton Growth Securities                    583,594          93,764
Franklin Real Estate                           355,177          11,174
Mid-Cap Value                                  725,351         139,942
Small Company                                  304,981          57,980
NASDAQ 100 Index                             1,414,158         116,218
Russell 2000 Small Cap Index                 1,065,350          89,214
S&P MidCap 400 Index                         1,361,364         148,915
Equity Income                                1,441,177         257,906
Mid-Cap Growth                               1,111,084         671,890
New America Growth                             686,804         309,189
Personal Strategy Balanced                   1,907,933         824,524
International Stock                            266,966         158,531

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the periods ended December 31, 2003 and 2002:

                                                          PERIOD ENDED DECEMBER 31
                                                2003                                 2002
                              --------------------------------------   ---------------------------------
                                                              NET                                 NET
                                                           INCREASE                            INCREASE
SUBACCOUNT                         PURCHASED   REDEEMED   (DECREASE)   PURCHASED   REDEEMED   (DECREASE)
--------------------------------------------------------------------   ---------------------------------
Ultra                                 62,415     14,318       48,097      42,093      4,568       37,525
Vista                                 30,705      6,336       24,369      23,604        909       22,695
Appreciation                          75,847      6,564       69,283      52,018      7,854       44,164
Developing Leaders                    71,772      9,730       62,042      78,934      1,993       76,941
Disciplined Stock                     21,615      5,488       16,127      13,788      1,449       12,339
Dreyfus Growth &
  Income                              56,339     14,025       42,314      44,688      3,795       40,893
International Equity                  18,532      2,800       15,732      15,456      1,395       14,061
Socially Responsible
  Growth                              15,155      2,288       12,867      18,777        666       18,111

                                                          PERIOD ENDED DECEMBER 31
                                                2003                                 2002
                              --------------------------------------   ---------------------------------
                                                              NET                                 NET
                                                           INCREASE                            INCREASE
SUBACCOUNT                         PURCHASED   REDEEMED   (DECREASE)   PURCHASED   REDEEMED   (DECREASE)
--------------------------------------------------------------------   ---------------------------------
Blue Chip                            101,470    132,111      (30,641)      98,248    171,656      (73,408)
High Grade Bond                      160,459    151,584        8,875      282,115     69,922      212,193
Managed                              132,834    116,096       16,738      219,211    128,936       90,275
Money Market                         864,560    976,377     (111,817)   1,322,858  1,439,133     (116,275)
Strategic Yield                       85,926     68,068       17,858      138,897     86,344       52,553
Value Growth                          87,700    125,261      (37,561)     107,545    124,134      (16,589)
Contrafund                           150,770     73,615       77,155      135,715     77,697       58,018
Growth                               216,104    102,327      113,777      279,547    181,049       98,498
Fidelity Growth &
  Income                             117,643     52,499       65,144       92,266     73,662       18,604
High Income                           55,611     14,693       40,918       41,733     12,251       29,482
Index 500                            244,581     79,826      164,755      319,200     86,625      232,575
Mid-Cap                               92,575     14,171       78,404      116,255      2,204      114,051
Overseas                              55,060     26,307       28,753       47,520     44,224        3,296
Franklin Small Cap                    47,156      6,975       40,181       42,696      2,772       39,924
Franklin Small Cap
  Value Securities                    36,094     11,875       24,219       59,741        904       58,837
Franklin U.S.
  Government                         196,422    117,020       79,402      167,512     21,372      146,140
Mutual Shares
  Securities                          44,603      5,471       39,132       62,906      3,953       58,953
Templeton Growth
  Securities                          59,311      8,412       50,899       61,599      3,306       58,293
Franklin Real Estate                  31,732        906       30,826           NA         NA           NA
Mid-Cap Value                         59,586     11,130       48,456       78,425     11,053       67,372
Small Company                         29,989      5,175       24,814       24,172        998       23,174
NASDAQ 100 Index                     135,580      8,715      126,865      112,406     20,534       91,872
Russell 2000 Small
  Cap Index                           92,810      6,404       86,406       82,799      6,093       76,706
S&P MidCap 400
  Index                              120,772     11,464      109,308      133,157     15,891      117,266
Equity Income                        143,755     22,984      120,771      264,047     24,531      239,516
Mid-Cap Growth                       100,572     55,779       44,793       86,602     65,843       20,759
New America Growth                   101,723     44,018       57,705       90,745     55,169       35,576

                                                          PERIOD ENDED DECEMBER 31
                                                2003                                 2002
                              --------------------------------------   ---------------------------------
                                                              NET                                 NET
                                                           INCREASE                            INCREASE
SUBACCOUNT                         PURCHASED   REDEEMED   (DECREASE)   PURCHASED   REDEEMED   (DECREASE)
--------------------------------------------------------------------   ---------------------------------
Personal Strategy
  Balanced                           165,570     72,665       92,905     280,223     67,351      212,872
International Stock                   36,397     21,617       14,780      54,776     37,727       17,049

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

                                                     AS OF DECEMBER 31
                                              -----------------------------   INVESTMENT
                                                         UNIT                   INCOME      EXPENSE       TOTAL
SUBACCOUNT                                    UNITS     VALUE    NET ASSETS    RATIO (1)   RATIO (2)    RETURN (3)
------------------------------------------------------------------------------------------------------------------
Ultra:
  2003                                      93,841   $ 10.28   $     965,076            -%       1.25%       23.26%
  2002                                      45,744      8.34         381,343         0.29        1.25       (23.63)
  2001 (5)                                   8,219     10.92          89,759            -        1.25         9.20
Vista:
  2003                                      50,075     11.30         565,784            -        1.25        40.55
  2002                                      25,706      8.04         206,756            -        1.25       (20.71)
  2001 (5)                                   3,011     10.14          30,538            -        1.25         1.40
Appreciation:
  2003                                     120,859     10.38       1,254,504         2.04        1.25        19.72
  2002                                      51,576      8.67         447,340         1.90        1.25       (17.82)
  2001 (5)                                   7,412     10.55          78,157         0.96        1.25         5.50
Developing Leaders:
  2003                                     141,921     11.70       1,660,760         0.04        1.25        30.00
  2002                                      79,879      9.00         718,597         0.04        1.25       (20.07)
  2001 (5)                                   2,938     11.26          33,093         0.45        1.25        12.60
Disciplined Stock:
  2003                                      30,418      9.76         296,818         1.24        1.25        22.00
  2002                                      14,291      8.00         114,292         1.02        1.25       (23.59)
  2001 (5)                                   1,952     10.47          20,424         0.79        1.25         4.70

                                                     AS OF DECEMBER 31
                                              -----------------------------   INVESTMENT
                                                         UNIT                   INCOME      EXPENSE       TOTAL
SUBACCOUNT                                    UNITS     VALUE    NET ASSETS    RATIO (1)   RATIO (2)    RETURN (3)
------------------------------------------------------------------------------------------------------------------
Dreyfus Growth & Income:
  2003                                      86,670   $  9.88   $     855,924         0.89%       1.25%       25.06%
  2002                                      44,356      7.90         350,393         0.79        1.25       (26.24)
  2001 (5)                                   3,463     10.71          37,095         0.32        1.25         7.10
International Equity:
  2003                                      31,203     12.71         396,670         5.76        1.25        41.07
  2002                                      15,471      9.01         139,352         4.40        1.25       (16.96)
  2001 (5)                                   1,410     10.85          15,297         1.69        1.25         8.50
Socially Responsible Growth:
  2003                                      32,199      9.26         298,018            -        1.25        24.30
  2002                                      19,332      7.45         144,056         0.04        1.25       (30.05)
  2001 (5)                                   1,221     10.65          12,997            -        1.25         6.50
Blue Chip:
  2003                                   1,580,127     21.64      34,189,390         1.56        1.25        24.15
  2002                                   1,610,768     17.43      28,072,426         1.66        1.25       (20.08)
  2001                                   1,684,176     21.81      36,725,789         1.57        1.25       (12.37)
High Grade Bond:
  2003                                     861,472     17.40      14,991,720         4.50        1.25         4.13
  2002                                     852,597     16.71      14,248,591         4.90        1.25         7.05
  2001                                     640,404     15.61       9,998,793         6.09        1.25         7.73
Managed:
  2003                                   1,329,756     20.11      26,746,811         2.59        1.25        21.22
  2002                                   1,313,018     16.59      21,787,077         3.22        1.25        (3.04)
  2001                                   1,222,743     17.11      20,918,714         4.11        1.25         6.80
Money Market:
  2003                                     193,303     13.07       2,525,524         0.54        1.25        (0.68)
  2002                                     305,120     13.16       4,015,249         1.17        1.25        (0.08)
  2001                                     421,395     13.17       5,550,054         3.40        1.25         2.25
Strategic Yield:
  2003                                     698,445     17.80      12,432,472         7.05        1.25        10.56
  2002                                     680,587     16.10      10,954,544         7.01        1.25         4.21
  2001                                     628,034     15.45       9,705,209         7.90        1.25         7.89
Value Growth:
  2003                                   1,258,389     13.78      17,337,172         1.45        1.25        29.15
  2002                                   1,295,950     10.67      13,832,555         1.91        1.25       (11.60)
  2001                                   1,312,539     12.07      15,837,183         1.98        1.25         5.69
Contrafund:
  2003                                   1,049,617     10.43      10,945,165         0.44        1.25        26.89
  2002                                     972,462      8.22       7,991,536         0.80        1.25       (10.46)
  2001                                     914,444      9.18       8,393,514         0.75        1.25       (13.31)

                                                     AS OF DECEMBER 31
                                              -----------------------------   INVESTMENT
                                                         UNIT                   INCOME      EXPENSE       TOTAL
SUBACCOUNT                                    UNITS     VALUE    NET ASSETS    RATIO (1)   RATIO (2)    RETURN (3)
------------------------------------------------------------------------------------------------------------------
Growth:
  2003                                   1,882,332   $  8.12   $  15,279,040         0.26%       1.25%       31.18%
  2002                                   1,768,555      6.19      10,940,228         0.25        1.25       (30.92)
  2001                                   1,670,057      8.96      14,968,283         0.07        1.25       (18.69)
Fidelity Growth & Income:
  2003                                     692,383      8.83       6,112,709         1.13        1.25        22.30
  2002                                     627,239      7.22       4,529,705         1.33        1.25       (17.67)
  2001                                     608,635      8.77       5,337,456         1.28        1.25        (9.87)
High Income:
  2003                                      93,421     13.09       1,222,998         5.66        1.25        25.14
  2002                                      52,503     10.46         548,971         7.10        1.25         2.05
  2001 (5)                                  23,021     10.25         235,930            -        1.25         2.50
Index 500:
  2003                                   1,521,805      8.34      12,693,063         1.38        1.25        26.75
  2002                                   1,357,050      6.58       8,924,397         1.22        1.25        18.35
  2001                                   1,124,475      8.56       9,631,017         1.08        1.25       (13.27)
Mid-Cap:
  2003                                     203,389     12.86       2,615,895         0.21        1.25        36.52
  2002                                     124,985      9.42       1,177,068         0.36        1.25       (11.13)
  2001 (5)                                  10,934     10.60         115,874            -        1.25         5.98
Overseas:
  2003                                     399,886      9.09       3,634,007         0.78        1.25        41.59
  2002                                     371,133      6.42       2,381,739         0.78        1.25       (21.23)
  2001                                     367,837      8.15       2,998,400         5.02        1.25       (22.16)
Franklin Small Cap:
  2003                                      83,188     11.04         918,078            -        1.25        35.63
  2002                                      43,007      8.14         350,112         0.25        1.25       (29.58)
  2001 (5)                                   3,083     11.56          35,637            -        1.25        15.60
Franklin Small Cap Value Securities:
  2003                                      86,632     13.39       1,160,071         0.22        1.25        30.51
  2002                                      62,413     10.26         640,381         0.39        1.25       (10.39)
  2001 (5)                                   3,576     11.45          40,947            -        1.25        14.50
Franklin U.S. Government:
  2003                                     250,011     10.83       2,706,714         5.61        1.25         1.03
  2002                                     170,609     10.72       1,829,639         6.66        1.25         8.39
  2001 (5)                                  24,469      9.89         242,027            -        1.25        (1.10)

                                                     AS OF DECEMBER 31
                                              -----------------------------   INVESTMENT
                                                         UNIT                   INCOME      EXPENSE       TOTAL
SUBACCOUNT                                    UNITS     VALUE    NET ASSETS    RATIO (1)   RATIO (2)    RETURN (3)
------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities:
  2003                                     111,247   $ 11.27   $   1,254,082         0.99%       1.25%       23.57%
  2002                                      72,115      9.12         657,644         0.97        1.25       (12.89)
  2001 (5)                                  13,162     10.47         137,806            -        1.25         4.70
Templeton Growth Securities:
  2003                                     119,581     11.36       1,358,683         1.49        1.25        30.42
  2002                                      68,682      8.71         597,937         2.37        1.25       (19.50)
  2001 (5)                                  10,389     10.82         112,361            -        1.25         8.20
Franklin Real Estate:
  2003 (6)                                  30,826     12.27         378,167         0.54        1.25        22.70
Mid-Cap Value:
  2003                                     133,122     13.73       1,828,219         0.31        1.25        27.96
  2002                                      84,666     10.73         908,116         0.04        1.25        (0.37)
  2001 (5)                                  17,294     10.77         186,265            -        1.25         7.70
Small Company:
  2003                                      52,086     11.93         621,606            -        1.25        34.20
  2002                                      27,272      8.89         242,314         0.14        1.25       (22.56)
  2001 (5)                                   4,098     11.48          47,055            -        1.25        14.80
NASDAQ 100 Index:
  2003                                     239,918     12.36       2,965,211            -        1.25        46.79
  2002                                     113,053      8.42         951,683            -        1.25       (38.27)
  2001 (5)                                  21,181     13.64         288,889            -        1.25        36.40
Russell 2000 Small Cap Index:
  2003                                     174,050     13.79       2,399,899         0.50        1.25        44.40
  2002                                      87,644      9.55         836,706         0.09        1.25       (21.98)
  2001 (5)                                  10,938     12.24         133,933         0.27        1.25        22.40
S&P MidCap 400 Index:
  2003                                     249,853     13.33       3,331,143         0.47        1.25        33.03
  2002                                     140,545     10.02       1,407,862         0.36        1.25       (16.15)
  2001 (5)                                  23,279     11.95         278,262            -        1.25        19.50
Equity Income:
  2003                                     399,555     11.23       4,487,528         1.78        1.25        23.95
  2002                                     278,784      9.06       2,525,934         1.97        1.25       (14.20)
  2001 (5)                                  39,268     10.56         414,662         0.57        1.25         5.60
Mid-Cap Growth
  2003                                     700,658     12.92       9,053,940            -        1.25        36.72
  2002                                     655,865      9.45       6,199,755            -        1.25       (22.22)
  2001                                     635,106     12.15       7,719,244            -        1.25        (2.15)

                                                     AS OF DECEMBER 31
                                              -----------------------------   INVESTMENT
                                                         UNIT                   INCOME      EXPENSE       TOTAL
SUBACCOUNT                                    UNITS     VALUE    NET ASSETS    RATIO (1)   RATIO (2)    RETURN (3)
------------------------------------------------------------------------------------------------------------------
New America Growth
  2003                                     512,698   $  7.75   $   3,975,816            -%       1.25%       33.39%
  2002                                     454,993      5.81       2,643,889            -        1.25       (29.23)
  2001                                     419,417      8.21       3,442,752            -        1.25       (12.94)
Personal Strategy Balanced
  2003                                     958,929     11.52      11,048,932         2.25        1.25        23.21
  2002                                     866,024      9.35       8,094,682         2.66        1.25        (8.96)
  2001                                     653,152     10.27       6,704,611         2.97        1.25        (3.57)
International Stock
  2003                                     241,383      8.19       1,977,326         1.34        1.25        28.98
  2002                                     226,603      6.35       1,439,901         0.98        1.25       (19.31)
  2001                                     209,554      7.87       1,650,186         2.05        1.25       (23.22)

  (1) These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  (3) These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

  (4) There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

  (5) Subaccount commenced operations on October 1, 2001.

  (6) Subaccount commenced operations on May 1, 2003.

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Stockholder
Farm Bureau Life Insurance Company

We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and in 2001 the Company changed its method of accounting for derivative instruments.

                                                       /s/ Ernst & Young LLP


Des Moines, Iowa
January 30, 2004

                       FARM BUREAU LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS
                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                            DECEMBER 31,
                                                                                    -----------------------------
                                                                                         2003           2002
                                                                                    -------------   -------------
ASSETS
Investments:
   Fixed maturities--available for sale, at market (amortized cost: 2003--
     $3,301,940; 2002--$4,433,097)                                                  $   3,476,977   $   4,636,861
   Equity securities--available for sale, at market (cost: 2003--$55,264; 2002--
     $22,196)                                                                              66,730          21,545
   Mortgage loans on real estate                                                          464,195         483,627
   Investment real estate, less allowances for depreciation of $5,529 in 2003 and
     $4,662 in 2002                                                                        27,800          25,031
   Policy loans                                                                           155,801         178,997
   Other long-term investments                                                              3,958           1,672
   Short-term investments                                                                  19,708          44,463
                                                                                    -------------   -------------
Total investments                                                                       4,215,169       5,392,196

Cash and cash equivalents                                                                 154,828         236,856
Securities and indebtedness of related parties                                             41,656          48,285
Accrued investment income                                                                  38,594          53,606
Amounts receivable from affiliates                                                          3,813           1,103
Reinsurance recoverable                                                                    76,566          95,455
Deferred policy acquisition costs                                                         314,621         469,801
Value of insurance in force acquired                                                       47,327          48,526
Property and equipment, less allowances for depreciation of $11,349 in 2003 and
   $8,647 in 2002                                                                           9,097          11,462
Current income taxes recoverable                                                           34,218           8,839
Goodwill                                                                                    9,939          11,170
Other assets                                                                               12,418          21,089
Assets held in separate accounts                                                          401,053         347,717
                                                                                    -------------   -------------
Total assets                                                                        $   5,359,299   $   6,746,105
                                                                                    =============   =============

                                                                                            DECEMBER 31,
                                                                                    -----------------------------
                                                                                         2003           2002
                                                                                    -------------   -------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy liabilities and accruals:
     Future policy benefits:
       Interest sensitive and index products                                        $   2,376,727   $   3,708,862
        Traditional life insurance and accident and health products                     1,077,439       1,096,995
        Unearned revenue reserve                                                           28,311          30,504
     Other policy claims and benefits                                                      15,406          19,846
                                                                                    -------------   -------------
                                                                                        3,497,883       4,856,207
   Other policyholders' funds:
     Supplementary contracts without life contingencies                                   351,754         321,046
     Advance premiums and other deposits                                                  145,178         125,614
     Accrued dividends                                                                     13,025          15,453
                                                                                    -------------   -------------
                                                                                          509,957         462,113
   Amounts payable to affiliates                                                               --             856
   Short-term debt                                                                             --          40,000
   Deferred income taxes                                                                  117,740          99,573
   Other liabilities                                                                       78,671         136,708
   Liabilities related to separate accounts                                               401,053         347,717
                                                                                    -------------   -------------
Total liabilities                                                                       4,605,304       5,943,174

Minority interest in subsidiaries                                                              20              95

Stockholder's equity:
   Preferred stock, 7 1/2% cumulative, par value $50.00 per share--authorized 6,000
     shares                                                                                    --              --
   Common stock, par value $50.00 per share--authorized 994,000 shares, issued
     and outstanding 50,000 shares                                                          2,500           2,500
   Additional paid-in capital                                                             171,207         146,292
   Accumulated other comprehensive income                                                 107,655          95,195
   Retained earnings                                                                      472,613         558,849
                                                                                    -------------   -------------
Total stockholder's equity                                                                753,975         802,836
                                                                                    -------------   -------------
Total liabilities and stockholder's equity                                          $   5,359,299   $   6,746,105
                                                                                    =============   =============

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY

                        CONSOLIDATED STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   2003           2002            2001
                                                                                ----------     ----------      ----------
Revenues:
   Interest sensitive and index product charges                                 $   83,944     $   78,475      $   70,492
   Traditional life insurance premiums                                             129,190        121,999         114,998
   Accident and health premiums                                                        566            493           3,044
   Net investment income                                                           393,248        347,814         285,176
   Derivative income (loss)                                                         17,078        (10,418)            100
   Realized losses on investments                                                   (2,008)       (14,879)        (15,872)
   Other income                                                                      1,372          1,422             610
                                                                                ----------     ----------      ----------
     Total revenues                                                                623,390        524,906         458,548
Benefits and expenses:
   Interest sensitive and index product benefits                                   256,430        208,578         169,272
   Traditional life insurance and accident and health benefits                      75,852         74,728          80,492
   Increase in traditional life and accident and health future policy benefits      32,745         33,262          23,680
   Distributions to participating policyholders                                     27,443         29,540          29,564
   Underwriting, acquisition and insurance expenses                                137,283        106,867          95,089
   Interest expense                                                                    453            684           1,717
   Other expenses                                                                       47             46               7
                                                                                ----------     ----------      ----------
     Total benefits and expenses                                                   530,253        453,705         399,821
                                                                                ----------     ----------      ----------
                                                                                    93,137         71,201          58,727
Income taxes                                                                       (31,322)       (23,091)        (19,073)
Minority interest in earnings of subsidiaries                                            3            (68)             --
Equity income, net of related income taxes                                           5,809            214             254
                                                                                ----------     ----------      ----------
Income before cumulative effect of change in accounting principle                   67,627         48,256          39,908
Cumulative effect of change in accounting for derivative instruments                    --             --             344
                                                                                ----------     ----------      ----------
Net income                                                                      $   67,627     $   48,256      $   40,252
                                                                                ==========     ==========      ==========


SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                               ACCUMULATED
                                                                    ADDITIONAL    OTHER                      TOTAL
                                                          COMMON     PAID-IN   COMPREHENSIVE   RETAINED  STOCKHOLDER'S
                                                          STOCK      CAPITAL   INCOME (LOSS)   EARNINGS     EQUITY
                                                        ---------   ---------  -------------  ---------  -------------
Balance at January 1, 2001                              $   2,500   $  66,307    $ (22,391)   $ 505,341    $ 551,757
   Comprehensive income:
     Net income for 2001                                       --          --           --       40,252       40,252
     Cumulative effect of change in accounting for
       derivative instruments                                  --          --        2,406           --        2,406
     Change in net unrealized investment gains/losses          --          --       59,399           --       59,399
                                                                                                           ---------
   Total comprehensive income                                                                                102,057
   Capital contribution from parent                            --      80,194           --           --       80,194
   Cash dividends paid to parent                               --          --           --      (15,000)     (15,000)
                                                        ---------   ---------   ----------    ---------    ---------
Balance at December 31, 2001                                2,500     146,501       39,414      530,593      719,008
   Comprehensive income:
     Net income for 2002                                       --          --           --       48,256       48,256
     Change in net unrealized investment gains/losses          --          --       55,781           --       55,781
                                                                                                           ---------
   Total comprehensive income                                                                                104,037
   Adjustment resulting from capital transactions
     of equity investee                                        --        (209)          --           --         (209)
   Cash dividends paid to parent                               --          --           --      (20,000)     (20,000)
                                                        ---------   ---------   ----------    ---------    ---------
Balance at December 31, 2002                                2,500     146,292       95,195      558,849      802,836
   Comprehensive income:
     Net income for 2003                                       --          --           --       67,627       67,627
     Change in net unrealized investment gains/losses          --          --       26,355           --       26,355
                                                                                                           ---------
   Total comprehensive income                                                                                 93,982
   Adjustment resulting from capital transactions
     of equity investee                                        --         (85)          --           --          (85)
   Capital contribution from parent                            --      25,000           --           --       25,000
   Cash dividends paid to parent                               --          --           --      (15,000)     (15,000)
   Dividend of EquiTrust Life Insurance Company
     to parent                                                 --          --      (13,895)    (138,863)    (152,758)
                                                        ---------   ---------   ----------    ---------    ---------
Balance at December 31, 2003                            $   2,500   $ 171,207    $ 107,655    $ 472,613    $ 753,975
                                                        =========   =========   ==========    =========    =========

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
                                                                             2003             2002          2001
                                                                         -------------    -----------    -----------
OPERATING ACTIVITIES
Net income                                                               $      67,627    $    48,256    $    40,252
   Adjustments to reconcile net income to net cash provided by operating activities:
       Adjustments related to interest sensitive and index products:
       Interest credited to account balances, excluding bonus interest         202,599        174,687        140,648
       Change in fair value of embedded derivatives                             14,203          1,005          1,153
       Charges for mortality and administration                                (79,989)       (75,658)       (68,884)
       Deferral of unearned revenues                                             1,264          2,159          2,485
       Amortization of unearned revenue reserve                                 (1,763)        (1,978)        (1,465)
   Provision for depreciation and amortization                                 (21,824)        (9,279)         6,797
   Equity income                                                                (5,809)          (214)          (254)
   Realized losses on investments                                                2,008         14,879         15,872
   Increase in traditional life and accident and health benefit
     accruals, net of reinsurance                                               32,973         33,262          8,923
   Policy acquisition costs deferred                                          (116,248)      (151,157)       (76,299)
   Amortization of deferred policy acquisition costs                            48,832         22,681         15,456
   Provision for deferred income taxes                                            (659)        12,277          3,635
   Other                                                                        (5,335)        26,192         12,175
                                                                         -------------    -----------    -----------
Net cash provided by operating activities                                      137,879         97,112        100,494

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
   Fixed maturities--available for sale                                      1,704,603        931,000        545,760
   Equity securities--available for sale                                         6,439         16,540          7,832
   Mortgage loans on real estate                                                78,884         61,155         27,847
   Investment real estate                                                          632            500          2,296
   Policy loans                                                                 37,621         42,352         41,585
   Other long-term investments                                                       2            216             90
   Short-term investments--net                                                  17,698             --         64,643
                                                                         -------------    -----------    -----------
                                                                             1,845,879      1,051,763        690,053

Acquisition of investments:
   Fixed maturities--available for sale                                     (2,442,029)    (1,897,056)      (853,651)
   Equity securities--available for sale                                        (8,339)        (4,069)        (2,144)
   Mortgage loans on real estate                                              (231,472)      (159,444)       (60,599)
   Investment real estate                                                       (4,720)        (3,104)            --
   Policy loans                                                                (36,171)       (40,295)       (42,155)
   Other long-term investments                                                      (4)            --             --
   Short-term investments--net                                                      --        (24,494)            --
                                                                         -------------    -----------    -----------
                                                                            (2,722,735)    (2,128,462)      (958,549)

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2003             2002            2001
                                                                         -------------    -------------  ---------------
INVESTING ACTIVITIES (CONTINUED)
Proceeds from disposal, repayments of advances and other
   distributions from equity investees                                   $      13,071    $       6,618  $         5,715
Investments in and advances to equity investees                                (17,437)             (50)          (1,151)
Net cash received in acquisition and coinsurance transaction                        --               --            2,709
Net purchases of property and equipment and other                                   51           (1,900)          (1,337)
                                                                         -------------    -------------  ---------------
Net cash used in investing activities                                         (881,171)      (1,072,031)        (262,560)

FINANCING ACTIVITIES
Receipts from interest sensitive and index products credited
   to policyholder account balances                                          1,117,549        1,258,029          700,217
Return of policyholder account balances on interest sensitive
   and index products                                                         (395,993)        (287,151)        (264,702)
Distributions related to minority interests--net                                   (58)             (36)              --
Capital contribution from parent                                                25,000               --               --
Dividends paid to parent                                                       (85,234)         (20,000)         (15,000)
                                                                         -------------    -------------  ---------------
Net cash provided by financing activities                                      661,264          950,842          420,515
                                                                         -------------    -------------  ---------------
Increase (decrease) in cash and cash equivalents                               (82,028)         (24,077)         258,449
Cash and cash equivalents at beginning of year                                 236,856          260,933            2,484
                                                                         -------------    -------------  ---------------
Cash and cash equivalents at end of year                                 $     154,828    $     236,856  $       260,933
                                                                         =============    =============  ===============

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
   Interest                                                              $         476    $         692  $         1,730
   Income taxes                                                                 43,109           18,144            8,245
Non-cash operating activity:
   Deferral of bonus interest credited to account balances                      19,763           19,079            5,241
Non-cash investing activity:
   Transfer of investments from securities and indebtedness
     of related parties to equity securities                                    38,312               --               --
Non-cash financing activity:
   Redemption of short-term debt through issuance of
     funding agreement                                                          40,000               --               --
   Dividend of EquiTrust Life Insurance Company to parent,
     excluding cash and cash equivalents of $70,234:
     Investments                                                             2,113,876               --               --
     Deferred policy acquisition costs                                         256,091               --               --
     Other assets                                                              140,650               --               --
     Policy liabilities and accruals                                        (2,288,112)              --               --
     Other liabilities                                                        (139,981)              --               --

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the Midwestern and Western sections of the United States through an exclusive agency force.

On December 31, 2003, we transferred our stock in our wholly-owned subsidiary, EquiTrust Life Insurance Company (EquiTrust), to our parent through an "extraordinary" dividend. The dividend, which was approved by the Iowa Insurance Commissioner, was recorded at $152.7 million, our carrying value for EquiTrust. EquiTrust's net income totaled $14.4 million in 2003, $7.8 million in 2002 and $3.3 million in 2001.

EquiTrust markets variable universal life insurance and variable annuity contracts through alliances with other insurance companies and a regional broker/dealer. In addition, EquiTrust assumes through a coinsurance agreement a percentage of certain business written by American Equity Investment Life Insurance Company (American Equity).

CONSOLIDATION

Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated.

ACCOUNTING CHANGES

Effective July 1, 2003, we adopted Statement of Financial Accounting Standards (Statement) No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." Statement No. 149 codifies several Derivatives Implementation Group (DIG) issues, including DIG Issue C18, "Scope Exceptions:
Shortest Period Criterion for Applying the Regular-Way Security Trades Exception to When-Issued Securities or Other Securities That Do Not Yet Exist." DIG Issue C18 clarifies the applicability of Statement No. 133 to when-issued securities by holding that the regular-way security trade exception may not be applied to securities which are not settled within the shortest period possible for that security. If settlement does not occur within the shortest period possible, there is deemed to be a forward contract for the purchase of that security which is subject to fair value accounting under Statement No. 133. We occasionally purchase asset-backed securities and agree to settle at a future date, even though the same security or an essentially similar security could be settled at an earlier date. For these securities, any changes in the market value of the security from the trade date through the settlement date are recorded as derivative income (loss) rather than as a component of accumulated other comprehensive income (loss). The adoption of Statement No. 149 resulted in a $0.4 million decrease to net income for 2003.

Effective October 1, 2003, we adopted the DIG's Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). DIG B36 addresses whether Statement No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, a modified coinsurance agreement where interest on funds withheld is determined by reference to a pool of fixed maturity assets is an example of an arrangement containing embedded derivatives requiring bifurcation. Embedded derivatives in these contracts are to be recorded at fair value at each balance sheet date and changes in the fair values of the derivatives are recorded as income or expense. This guidance applies to general account investments supporting EquiTrust's variable alliance business. We have no embedded derivatives pertaining to funds withheld on variable business at December 31, 2003. Net income for 2003 was increased by $0.2 million as a result of adopting DIG B36.

In January 2003, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51." Interpretation No. 46 establishes a variable interests model to follow when determining whether or not to consolidate an entity that is not evaluated for consolidation under the traditional voting interests model. This Interpretation generally requires that a company (investee) being evaluated under the variable interests model be consolidated if (a) the investor has decision making powers over the entity--that is, the ability to buy and sell assets or conduct operations or (b) the investor is exposed to the majority of the risks or rewards of the entity. In addition, the Interpretation requires that investments made by related parties be analyzed together in applying the variable interests model. The disclosure provisions of this Interpretation are effective for financial statements issued after January 31, 2003. The consolidation provisions are effective for new transactions entered into after January 31, 2003 and for pre-existing entities as of December 31, 2003. The adoption of the Interpretation did not have a material impact on our consolidated financial statements.

As discussed in the "Goodwill" section that follows, effective January 1, 2002, we changed our method of accounting for goodwill.

Effective January 1, 2001, we adopted Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" and Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." Statement No. 133 requires companies to record derivatives on the balance sheet as assets or liabilities, measured at fair value. Accounting for gains or losses resulting from changes in the values of those derivatives is dependent on the use of the derivative and whether it qualifies for hedge accounting. Without hedge accounting, these gains or losses are recorded as a component of net income. Statement No. 133 also allowed companies to transfer securities classified as held for investment to either available-for-sale or trading categories in connection with the adoption of the new standard. Statement No. 138 amends Statement No. 133 to clarify the appropriate accounting for certain hedging transactions.

In addition to the embedded derivatives relating to when-issued security trading noted above, we have the following different forms of derivatives on our consolidated balance sheets which are subject to Statement No. 133:

- the feature of a convertible fixed maturity security that allows the conversion of a fixed maturity security into an equity security is considered an embedded derivative,

-    interest rate swaps are considered derivatives,

- the rights of an index annuity contract holder to participate in the index returns available under the contract are considered embedded derivatives, and

- our reinsurance recoverable as it relates to call options purchased to fund returns to index annuity contract holders is considered an embedded derivative.

These derivatives are described more fully in this note under the captions "Investments--Fixed Maturities and Equity Securities," "Investments--Other Investments," "Reinsurance Recoverable" and "Future Policy Benefits." Additional details regarding our interest rate swaps are included in Note 3, "Interest Rate Swaps."

The cumulative effect of adopting these Statements on net income was $0.3 million in 2001. This amount represents the difference in accumulated net unrealized capital gains (losses) on the date of adoption, net of tax, resulting from the change in accounting for the conversion features embedded in our convertible fixed maturity securities. Upon the adoption of Statement No. 133, we transferred our fixed maturity securities classified as held for investment, formerly recorded at amortized cost, to the available-for-sale category. In connection with this transfer, the securities were marked to market and the corresponding increase in carrying value totaling $2.8 million, net of offsetting adjustments to deferred policy acquisition costs, value of insurance in force acquired, unearned revenue reserve and income taxes, was credited to stockholders' equity.

In June 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The SOP provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. We expect to adopt this SOP when it becomes effective in the first quarter of 2004. While we currently comply with most of the guidance presented in this SOP, we will need to change our method of computing reserves for guaranteed minimum death benefits
(GMDB) associated with our variable annuities. We have not quantified the impact of adoption on our financial statements; however, the impact is not expected to be material due to our limited exposure to GMDBs. Our exposure to GMDBs (GMDB exceeds account value), net of reinsurance ceded, totaled $10.4 million at December 31, 2003. Our recorded reserves for this benefit, which take into account the probability of death before the account value increases to an amount equal to or greater than the GMDB, totaled $0.2 million at December 31, 2003.

INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

All of our fixed maturity securities, comprised of bonds and redeemable preferred stocks, are designated as "available for sale" and are reported at market value. Unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder's equity as a component of accumulated other comprehensive income or loss. Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative income (loss) in the consolidated statements of income. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities' expected lives.

Equity securities, comprised of common and non-redeemable preferred stocks, are designated as "available for sale" and reported at market value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholder's equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income or loss.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan's effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

INVESTMENT REAL ESTATE

Investment real estate is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, which is included with investment real estate in our consolidated balance sheets, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or estimated fair value on the foreclosure date. The carrying value of these assets is subject to regular review. For properties not held for sale, if indicators of impairment are present and a property's expected undiscounted cashflows are not sufficient to recover the property's carrying value, an impairment loss is recognized and the property's cost basis is reduced to fair value. If the fair value, less estimated sales costs, of real estate held for sale decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments.

OTHER INVESTMENTS

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include investment deposits and other miscellaneous investments which are reported at amortized cost.

As described in more detail in Note 3, "Interest Rate Swaps," during 2003 we used interest rate swaps to hedge our exposure to increases in market interest rates on a portion of our annuity product portfolio. The interest rate swaps are carried at fair value on the consolidated balance sheet as either an other long-term investment or other liability. The effective portion of any unrealized gain or loss is recorded in accumulated other comprehensive income. If a portion of the hedges become ineffective, the ineffective portion of any unrealized gain or loss on the interest rate swap will be recorded in earnings as a component of derivative income (loss) as it occurs. The net periodic interest settlement between the interest paid and the interest received under these swaps is recorded as a component of interest sensitive product benefits. Interest sensitive product benefits increased by $1.2 million in 2003 as a result of the net interest paid on the interest rate swaps. There was no ineffectiveness recorded in the consolidated statement of income during 2003.

Securities and indebtedness of related parties include investments in partnerships and corporations over which we may exercise significant influence. These partnerships and corporations operate predominately in the insurance, broker-dealer, investment company and real estate industries. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships' investment portfolios. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Securities and indebtedness of related parties also includes advances and loans to the partnerships and corporations which are principally reported at cost.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its fair value and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments. Realized gains and losses on sales are determined on the basis of specific identification of investments. If we expect that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

MARKET VALUES

Market values of fixed maturity securities are reported based on quoted market prices, where available. Market values of fixed maturity securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds. Market values of the conversion features embedded in convertible fixed maturity securities are estimated using an option-pricing model. Market values of redeemable preferred stocks, equity securities and interest rate swaps are based on the latest quoted market prices, or for those stocks not readily marketable, generally at values which are representative of the market values of comparable issues. Market values for the embedded derivatives relating to our when-issued securities trading are based on the difference between the fair value and the cost basis of the underlying investments. Market values for the embedded derivatives in our reinsurance recoverable relating to call options are based on quoted market prices.

CASH AND CASH EQUIVALENTS

For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

REINSURANCE RECOVERABLE

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers' share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

We, through EquiTrust, assume under a coinsurance agreement, certain index annuity contracts issued by American Equity. The call options used to fund the index credits on the index annuities are purchased by and maintained on the books of American Equity. We record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable on the consolidated balance sheets. This component of the reinsurance contract is an embedded derivative and we record our share of the call options at market value. Our share of the call options totaled $17.2 million at December 31, 2002. Changes in market value of the call options, as well as option proceeds, are included as a component of derivative income (loss) on our consolidated statements of income. See Note 5, "Reinsurance, Acquisition and Policy Provisions," for additional information regarding this reinsurance agreement.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

Deferred policy acquisition costs includes certain costs of acquiring new insurance business, principally commissions, first-year bonus interest and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrued on the unamortized balance at a weighted average rate of 5.28% in 2003 and 5.78% in 2002.

For participating traditional life insurance and interest sensitive and index products, these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life and accident and health insurance products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

PROPERTY AND EQUIPMENT

Property and equipment, comprised primarily of furniture, equipment and capitalized software costs, are reported at cost less allowances for depreciation and amortization. Depreciation and amortization expense is computed primarily using the straight-line method over the estimated useful lives of the assets. Furniture and equipment had a carrying value of $7.2 million at December 31, 2003 and $7.7 million at December 31, 2002, and estimated useful lives that range from two to ten years. Capitalized software costs had a carrying value of $1.9 million at December 31, 2003 and $3.7 million at December 31, 2002, and estimated useful lives that range from two to five years. Depreciation expense was $0.6 million in 2003, $0.4 million in 2002 and $0.2 million in 2001. Amortization expense was $2.2 million in 2003, $2.1 million in 2002 and $1.6 million in 2001.

GOODWILL

Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Effective January 1, 2002, we adopted Statement No. 141, "Business Combinations," and Statement No. 142, "Goodwill and Other Intangible Assets." Under these Statements, goodwill is not amortized but is subject to annual impairment tests in accordance with the Statements. In addition, Statement No. 142 requires the identification and amortization of certain intangible assets that had previously been included as a component of goodwill. We have performed impairment testing and determined none of our goodwill was impaired as of December 31, 2003 or December 31, 2002. In addition, we have no intangible assets included as a component of goodwill that require separate accounting.

Through December 31, 2001, goodwill was being amortized on a straight-line basis generally over a period of 20 years. The carrying value of goodwill was regularly reviewed for indicators of impairment in value, which in the view of management were other than temporary. If facts and circumstances suggested that goodwill was impaired, we would have assessed the fair value of the underlying business and would have reduced goodwill to an amount that resulted in the book value of the underlying business approximating fair value. We did not record any impairments in 2001. On a pro forma basis without goodwill amortization, net income for 2001 would have been $41.4 million.

FUTURE POLICY BENEFITS

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive product benefits. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

For our direct business, interest crediting rates for interest sensitive products ranged from 2.55% to 5.55% in 2003, 3.00% to 6.25% in 2002 and from 3.35% to 6.90% in 2001. For interest sensitive products assumed through coinsurance agreements, interest crediting rates ranged from 3.25% to 12.00% in 2003, 3.50% to 12.00% in 2002 and from 4.80% to 12.00% in 2001. A portion of the interest credited assumed from American Equity ($19.8 million in 2003, $19.1 million in 2002 and $5.2 million in 2001) represents an additional interest credit on first-year premiums, payable until the first contract anniversary date (first-year bonus interest). These amounts have been deferred as policy acquisition costs.

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 6.87% in 2003, 7.47% in 2002 and 7.69% in 2001. Accrued dividends for participating business are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 43% of direct receipts from policyholders during 2003 (2002--41%, 2001--40%) and represented 15% of life insurance in force at December 31, 2003 (2002--15%, 2001--16%). The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and includes provisions for possible unfavorable deviations.

The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.

The unearned revenue reserve reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on interest sensitive products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

GUARANTY FUND ASSESSMENTS

From time to time, assessments are levied on our insurance subsidiaries by guaranty associations in most states in which the subsidiaries are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes.

We had undiscounted reserves of $0.1 million at December 31, 2003 and December 31, 2002 to cover estimated future assessments on known insolvencies. We had assets totaling $0.2 million at December 31, 2003 and $0.7 million at December 31, 2002 representing estimated premium tax offsets on paid and future assessments. Expenses (credits) incurred for guaranty fund assessments, net of related premium tax offsets, totaled less than $0.1 million in 2003, ($0.1) million in 2002 and $0.2 million in 2001. It is anticipated that estimated future guaranty fund assessments on known insolvencies will be paid during 2004 and substantially all the related future premium tax offsets will be realized during the five year period ending December 31, 2008. We believe the reserve for guaranty fund assessments is sufficient to provide for future assessments based upon known insolvencies and projected premium levels.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. Expenses related to these products include interest or index amounts credited to policyholder account balances, changes in the reserves for the embedded derivatives in the index annuities, benefit claims incurred in excess of policyholder account balances and amortization of deferred policy acquisition costs.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

COMPREHENSIVE INCOME

Unrealized gains and losses on our available-for-sale securities and interest rate swaps are included in accumulated other comprehensive income in stockholder's equity. Also included in comprehensive income for 2001 is $2.4 million relating to the transfer of our fixed maturity securities classified as held for investment to the available-for-sale category. Other comprehensive income excludes net investment gains (losses) included in net income which represent transfers from unrealized to realized gains and losses. These amounts totaled $1.0 million in 2003, ($7.0) million in 2002 and ($10.0) million in 2001. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve totaling ($0.4) million in 2003, $5.9 million in 2002 and $7.4 million in 2001.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

2.   INVESTMENT OPERATIONS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables contain amortized cost and estimated market value information on fixed maturities and equity securities:

                                                                        GROSS           GROSS
                                                                      UNREALIZED      UNREALIZED       ESTIMATED
                                                    AMORTIZED COST      GAINS           LOSSES        MARKET VALUE
                                                    ---------------------------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
DECEMBER 31, 2003
Bonds:
   United States Government and agencies            $       74,009  $        5,461  $           (5)  $       79,465
   State, municipal and other governments                   99,476           4,926          (1,174)         103,228
   Public utilities                                        117,232           8,028          (1,117)         124,143
   Corporate securities                                  1,265,809         120,181          (6,217)       1,379,773
   Mortgage and asset-backed securities                  1,687,999          44,929          (8,205)       1,724,723
Redeemable preferred stocks                                 57,415           8,230              --           65,645
                                                    ---------------------------------------------------------------
Total fixed maturities                              $    3,301,940  $      191,755  $      (16,718)  $    3,476,977
                                                    ===============================================================
Equity securities                                   $       55,264  $       11,543  $          (77)  $       66,730
                                                    ===============================================================

                                                                        GROSS           GROSS
                                                                      UNREALIZED      UNREALIZED        ESTIMATED
                                                    AMORTIZED COST      GAINS           LOSSES        MARKET VALUE
                                                    ----------------------------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
DECEMBER 31, 2002
Bonds:
   United States Government and agencies            $      211,434  $        7,168  $       (3,077)  $      215,525
   State, municipal and other governments                   92,440           6,284          (2,024)          96,700
   Public utilities                                        131,246           6,555          (3,942)         133,859
   Corporate securities                                  1,616,171         124,204         (39,411)       1,700,964
   Mortgage and asset-backed securities                  2,324,155         109,528          (5,029)       2,428,654
Redeemable preferred stocks                                 57,651           4,182            (674)          61,159
                                                    ---------------------------------------------------------------
Total fixed maturities                              $    4,433,097  $      257,921  $      (54,157)  $    4,636,861
                                                    ===============================================================
Equity securities                                   $       22,196  $          722  $       (1,373)  $       21,545
                                                    ===============================================================

Short-term investments have been excluded from the above schedules as amortized cost approximates market value for these securities.

The carrying value and estimated market value of our portfolio of fixed maturity securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                           AMORTIZED      ESTIMATED
                                                                             COST        MARKET VALUE
                                                                        ------------------------------
                                                                             (DOLLARS IN THOUSANDS)
        Due in one year or less                                         $       50,182  $       51,334
        Due after one year through five years                                  288,758         310,263
        Due after five years through ten years                                 403,538         441,356
        Due after ten years                                                    814,048         883,656
                                                                        ------------------------------
                                                                             1,556,526       1,686,609
        Mortgage and asset-backed securities                                 1,687,999       1,724,723
        Redeemable preferred stocks                                             57,415          65,645
                                                                        ------------------------------
                                                                        $    3,301,940  $    3,476,977
                                                                        ==============================

Net unrealized investment gains on fixed maturity and equity securities classified as available for sale and interest rate swaps, recorded directly to stockholder's equity were comprised of the following:

                                                                                  DECEMBER 31,
                                                                        -------------------------------
                                                                              2003            2002
                                                                        -------------------------------
                                                                            (DOLLARS IN THOUSANDS)
     Unrealized appreciation (depreciation) on:
       Fixed maturities--available for sale                             $      175,037   $      203,764
       Equity securities--available for sale                                    11,466             (651)
       Interest rate swaps                                                       2,275               --
                                                                        -------------------------------
                                                                               188,778          203,113
     Adjustments for assumed changes in amortization pattern of:
       Deferred policy acquisition costs                                       (15,513)         (44,494)
       Value of insurance in force acquired                                     (6,973)          (8,914)
       Unearned revenue reserve                                                    847              804
     Provision for deferred income taxes                                       (58,499)         (52,678)
                                                                        -------------------------------
                                                                               108,640           97,831
     Proportionate share of net unrealized investment losses of
       equity investees                                                           (985)          (2,636)
                                                                        -------------------------------
     Net unrealized investment gains                                    $      107,655   $       95,195
                                                                        ===============================

The changes in net unrealized investment gains/losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve totaling ($24.3) million in 2003, $68.4 million in 2002 and $49.8 million in 2001.

The following table sets forth the estimated market value and unrealized losses of securities in an unrealized loss position as of December 31, 2003, listed by the length of time the securities have been in an unrealized loss position:

                                              LESS THAN ONE YEAR            ONE YEAR OR MORE                  TOTAL
                                          --------------------------   --------------------------   --------------------------
                                           ESTIMATED                    ESTIMATED                     ESTIMATED
                                            MARKET       UNREALIZED      MARKET       UNREALIZED       MARKET      UNREALIZED
          DESCRIPTION OF SECURITIES         VALUE          LOSSES        VALUE          LOSSES         VALUE         LOSSES
     -------------------------------------------------------------------------------------------------------------------------
                                                                      (DOLLARS IN THOUSANDS)
     United States Government and
       agencies                           $      2,650  $         (5)  $         --  $         --   $      2,650  $         (5)
     State, municipal and other
       governments                              20,135        (1,017)         5,742          (157)        25,877        (1,174)
     Public utilities                           16,850          (737)         5,950          (380)        22,800        (1,117)
     Corporate securities                       48,509        (1,588)        64,249        (4,629)       112,758        (6,217)
     Mortgage and asset-backed
       securities                              330,192        (8,202)           213            (3)       330,405        (8,205)
                                          ------------------------------------------------------------------------------------
     Total fixed maturities               $    418,336  $    (11,549)  $     76,154  $     (5,169)  $    494,490  $    (16,718)
                                          ====================================================================================

Included in the above table are 92 securities from 60 issuers. Approximately 73.4% of the unrealized losses on fixed maturity securities are on securities that are rated investment grade. Investment grade securities are defined as those securities rated a "1" or "2" by the Securities Valuation Office of the National Association of Insurance Commissioners. Unrealized losses on investment grade securities principally relate to changes in market interest rates or changes in credit spreads since the securities were acquired. Approximately 26.6% of the unrealized losses on fixed maturity securities are on securities that are rated below investment grade. We monitor the financial condition and operations of the issuers of securities rated below investment grade and of the issuers of certain investment grade securities on which we have concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, we review factors such as:

-    historical operating trends;

-    business prospects;

-    status of the industry in which the company operates;

-    analyst ratings on the issuer and sector;

-    quality of management;

-    size of the unrealized loss;

-    length of time the security has been in an unrealized loss position; and

-    our intent and ability to hold the security.

We believe the issuers of the securities in an unrealized loss position will continue to make payments as scheduled, and we have the ability and intent to hold these securities until they recover in value or mature.

We also have less than $0.1 million of gross unrealized losses on equity securities with an estimated market value of $0.9 million at December 31, 2003. These equity securities have been in an unrealized loss position for more than one year.

MORTGAGE LOANS ON REAL ESTATE

Our mortgage loan portfolio consists principally of commercial mortgage loans. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

We have provided an allowance for possible losses against our mortgage loan portfolio. An analysis of this allowance, which consists of specific reserves, is as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------
                                                      2003             2002            2001
                                                 -----------------------------------------------
                                                             (DOLLARS IN THOUSANDS)
        Balance at beginning of year             $           55   $           55  $          806
        Realized losses (gains)                           3,500               --            (751)
        Sales                                               (55)              --              --
                                                 -----------------------------------------------
        Balance at end of year                   $        3,500   $           55  $           55
                                                 ===============================================

The carrying value of impaired loans (those loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements) was $4.9 million at December 31, 2003 and less than $0.1 million at December 31, 2002.

INVESTMENT REAL ESTATE

We have provided an allowance for possible losses against our investment real estate. An analysis of this allowance, which consists of specific reserves, is as follows:

                                                             YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------
                                                      2003             2002            2001
                                                 -----------------------------------------------
                                                             (DOLLARS IN THOUSANDS)
        Balance at beginning of year             $          817   $          817            $ --
        Realized losses                                     218               71             918
        Sales                                               (26)             (71)           (101)
                                                 -----------------------------------------------
        Balance at end of year                   $        1,009   $          817  $          817
                                                 ===============================================

NET INVESTMENT INCOME

Components of net investment income are as follows:

                                                             YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------
                                                      2003             2002            2001
                                                 -----------------------------------------------
                                                            (DOLLARS IN THOUSANDS)
        Fixed maturities--available for sale     $      340,619   $      302,970  $      239,670
        Equity securities--available for sale             1,098            1,676           1,811
        Mortgage loans on real estate                    39,220           31,823          27,932
        Investment real estate                            2,187            2,235           2,614
        Policy loans                                     11,274           11,658          11,160
        Other long-term investments                         152              286               1
        Short-term investments, cash and
          cash equivalents                                2,849            4,444           4,557
        Prepayment fee income and other                   7,078            2,720           6,542
                                                 -----------------------------------------------
                                                        404,477          357,812         294,287
        Less investment expenses                        (11,229)          (9,998)         (9,111)
                                                 -----------------------------------------------
        Net investment income                    $      393,248   $      347,814  $      285,176
                                                 ===============================================

Other investment income in 2001 includes $2.5 million earned in connection with the American Equity coinsurance agreement on investment income due but not yet received under the terms of the reinsurance agreement.

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized appreciation/depreciation on investments and interest rate swaps are summarized below:

                                                             YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------
                                                      2003             2002            2001
                                                 -----------------------------------------------
                                                             (DOLLARS IN THOUSANDS)
     REALIZED
     Fixed maturities--available for sale        $        1,997   $      (12,455) $      (16,766)
     Equity securities--available for sale                 (553)            (377)           (690)
     Mortgage loans on real estate                       (3,453)              29             751
     Investment real estate                                (379)             (71)           (668)
     Short-term investments                                  --               --             130
     Securities and indebtedness of related
       parties                                               --           (2,202)          1,375
     Notes receivable and other                             380              197              (4)
                                                 -----------------------------------------------
     Realized losses on investments              $       (2,008)  $      (14,879) $      (15,872)
                                                 ===============================================
     UNREALIZED
     Fixed maturities--available for sale        $      (28,727)  $      128,602  $       93,729
     Equity securities--available for sale               12,117           (1,365)          2,562
     Interest rate swaps                                  2,275               --              --
                                                 -----------------------------------------------
     Change in unrealized appreciation/
       depreciation of investments               $      (14,335)  $      127,237  $       96,291
                                                 ===============================================

An analysis of sales, maturities and principal repayments of our fixed maturities portfolio is as follows:

                                                                         GROSS          GROSS
                                                       AMORTIZED        REALIZED       REALIZED
                                                         COST            GAINS          LOSSES           PROCEEDS
                                                     ---------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
     YEAR ENDED DECEMBER 31, 2003
     Scheduled principal repayments and calls--
        available for sale                           $    1,515,298  $           --  $           --   $    1,515,298
     Sales--available for sale                              178,128          15,402          (4,225)         189,305
                                                     ---------------------------------------------------------------
          Total                                      $    1,693,426  $       15,402  $       (4,225)  $    1,704,603
                                                     ===============================================================
     YEAR ENDED DECEMBER 31, 2002
     Scheduled principal repayments and calls--
        available for sale                           $      597,790  $           --  $           --   $      597,790
     Sales--available for sale                              318,726          33,131         (18,647)         333,210
                                                     ---------------------------------------------------------------
          Total                                      $      916,516  $       33,131  $      (18,647)  $      931,000
                                                     ===============================================================
     YEAR ENDED DECEMBER 31, 2001
     Scheduled principal repayments and calls--
        available for sale                           $      404,029  $           --  $           --   $      404,029
     Sales--available for sale                              143,954           3,957          (6,180)         141,731
                                                     ---------------------------------------------------------------
          Total                                      $      547,983  $        3,957  $       (6,180)  $      545,760
                                                     ===============================================================

Realized losses on fixed maturities totaling $9.2 million in 2003, $26.9 million in 2002 and $14.5 million in 2001 were incurred as a result of writedowns for other than temporary impairment of fixed maturity securities.

Income taxes include a credit of $0.7 million in 2003, $5.2 million in 2002 and $5.6 million in 2001 for the tax effect of realized losses on investments.

VARIABLE INTEREST ENTITIES

We have investments in several variable interest entities for which we are not considered the primary beneficiary. These investments consist of common and preferred stock investments in a company that operates in the broker/ dealer industry and mezzanine commercial real estate loans on three real estate properties. The broker/dealer had revenues totaling less than $31.0 million for 2003 and each real estate project has assets totaling less than $16.0 million at December 31, 2003. Our investments in these entities were made during the period from 1997 to 2003. Our maximum exposure to loss is the carrying value of our investments which totaled $4.1 million for the broker/ dealer and $4.6 million for the mezzanine commercial real estate loans at December 31, 2003. We also participate with several affiliates in a self insurance trust which is also considered a variable interest entity and for which we are not the primary beneficiary. We make contributions to the trust in amounts that equal an estimate of our share of claims incurred during the period. Our exposure to losses for claims incurred prior to December 31, 2003 that have not been funded through contributions to the trust is negligible.

OTHER

We have a common stock investment in American Equity's parent, American Equity Investment Life Holding Company (AEHC), valued at $52.3 million at December 31, 2003 and $26.9 million at December 31, 2002. American Equity underwrites and markets life insurance and annuity products throughout the United States. In December 2003, AEHC completed an initial public offering (IPO). Prior to the IPO, we accounted for AEHC using the equity method and included the investment in the securities and indebtedness of related parties line item on the consolidated balance sheets. Due to the timing of the availability of financial information, we recorded our share of AEHC's results one quarter in arrears. As a result of the IPO, our percentage ownership interest in AEHC decreased and we discontinued applying the equity method of accounting. At December 31, 2003, our investment was carried at market value and was included in the equity securities line item on the consolidated balance sheet.

Summarized financial information for AEHC and our common stock ownership percentage is as follows:

                                                             AS OF OR FOR THE TWELVE-MONTH
                                                               PERIOD ENDED SEPTEMBER 30,
                                                    -----------------------------------------------
                                                         2003             2002            2001
                                                    -----------------------------------------------
                                                                 (DOLLARS IN THOUSANDS)
Total cash and investments                          $    5,816,845   $    4,763,445  $    3,652,481
Total assets                                             6,634,396        5,619,918       4,194,531
Long-term debt                                             132,963           69,876         112,535
Total liabilities                                        6,515,048        5,441,037       4,016,561
Minority interest                                           25,910          100,356          99,894
Total revenues                                             415,597          252,628         145,897
Income from continuing operations                           21,025            6,483           7,653
Net income                                                  21,025            6,483           6,854
Percentage ownership of common stock                          32.1%            32.4%           32.3%

The carrying value of our common stock investment in AEHC included goodwill totaling $4.7 million at December 31, 2002. In addition to the common stock investment, we also own preferred stock issued by AEHC with a carrying value totaling $2.3 million at December 31, 2003 and 2002.

Equity investees distributed to us equity securities with a fair value of less than $0.1 million in 2002 and $2.8 million in 2001. We did not receive any such distributions in 2003.

At December 31, 2003, affidavits of deposits covering investments with a carrying value totaling $3,836.4 million were on deposit with state agencies to meet regulatory requirements.

At December 31, 2003, we had committed to provide additional funding for mortgage loans on real estate aggregating $28.7 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2003 include real estate, fixed maturities, equity securities and other long-term investments totaling $10.3 million.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder's equity at December 31, 2003.

3.   INTEREST RATE SWAPS

During 2003, we entered into three interest rate swaps to manage interest rate risk associated with a portion of our flexible premium deferred annuity contracts. Under the interest rate swaps, we pay a fixed rate of interest and receive a floating rate of interest on a notional amount totaling $150.0 million. Details regarding the interest rate swaps as of December 31, 2003 are as follows:

 MATURITY     NOTIONAL            RECEIVE           PAY      CARRYING     FAIR
   DATE        AMOUNT              RATE             RATE      VALUE       VALUE
--------------------------------------------------------------------------------
                          (DOLLARS IN THOUSANDS)
5/1/2006     $  50,000        1 month LIBOR*        2.545%   $   (382)   $  (382)
7/1/2008        50,000        1 month LIBOR*        2.579       1,187      1,187
7/1/2008        50,000        1 month LIBOR*        2.465       1,470      1,470
             -------------------------------------------------------------------
             $ 150,000                                       $  2,275    $ 2,275
             ===================================================================

----------
*    London Interbank Offered Rate

These interest rate swaps effectively fix the interest crediting rate on a portion of our flexible premium deferred annuity contract liabilities thereby hedging our exposure to increases in market interest rates. We formally document this hedging relationship, including identification of the interest rate swaps as the hedging instruments and interest credited to the related flexible premium deferred annuity contract liabilities as the hedged transactions. We also document our risk management objectives and strategies for undertaking these transactions. The interest rate swap agreements are accounted for as cash flow hedges.

4.   FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent our underlying value.

We used the following methods and assumptions in estimating our fair value disclosures for financial instruments.

FIXED MATURITY SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds. Fair values for fixed maturity securities include the embedded derivatives relating to our when-issued securities trading. Fair value for these embedded derivatives is equal to the difference between the fair value of the underlying fixed maturity securities and the original cost.

EQUITY SECURITIES: The fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.

MORTGAGE LOANS ON REAL ESTATE AND POLICY LOANS: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

OTHER LONG-TERM INVESTMENTS: The fair values for investment deposits are generally estimated by discounting expected cash flows using interest rates currently being offered for similar investments. The fair values for interest rate swaps are based on quoted market prices. We are not required to estimate the fair value of our other miscellaneous investments.

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

SECURITIES AND INDEBTEDNESS OF RELATED PARTIES: Fair values for loans and advances are estimated by discounting expected cash flows using interest rates currently being offered for similar investments. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues. As allowed by Statement No. 107, fair values are not assigned to investments accounted for using the equity method.

REINSURANCE RECOVERABLE: Reinsurance recoverable relating to our portion of the call options used to fund index credits on the index annuities assumed from American Equity is reported at fair value. Fair value is determined using quoted market prices. We are not required to estimate fair value for the remainder of the reinsurance recoverable balance.

ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in our consolidated balance sheets.

FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' FUNDS: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds, funding agreements and supplementary contracts) are estimated at cash surrender value, the cost we would incur to extinguish the liability. We are not required to estimate the fair value of our liabilities under other insurance contracts.

SHORT-TERM DEBT: The carrying value of short-term debt approximates fair value.

OTHER LIABILITIES: Fair values for interest rate swaps are based on quoted market prices. We are not required to estimate fair value for the remainder of the other liabilities balance.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The following sets forth a comparison of the fair values and carrying values of our financial instruments subject to the provisions of Statement No. 107:

                                                                            DECEMBER 31,
                                                    ----------------------------------------------------------
                                                                2003                          2002
                                                    ----------------------------  ----------------------------
                                                      CARRYING         FAIR         CARRYING        FAIR
                                                       VALUE           VALUE         VALUE          VALUE
                                                     ----------------------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
ASSETS
Fixed maturities--available for sale                $   3,476,977  $   3,476,977  $   4,636,861  $   4,636,861
Equity securities--available for sale                      66,730         66,730         21,545         21,545
Mortgage loans on real estate                             464,195        494,364        483,627        531,498
Policy loans                                              155,801        179,074        178,997        214,793
Other long-term investments                                 3,958          3,958          1,303          1,303
Cash and short-term investments                           174,536        174,536        281,319        281,319
Securities and indebtedness of related parties              4,514          4,514          4,409          4,409
Reinsurance recoverable                                        --             --         17,176         17,176
Assets held in separate accounts                          401,053        401,053        347,717        347,717

LIABILITIES
Future policy benefits                              $   1,663,058  $   1,627,964  $   2,854,685  $   2,656,951
Other policyholders' funds                                495,995        495,995        445,619        445,619
Short-term debt                                                --             --         40,000         40,000
Other liabilities                                             382            382             --             --
Liabilities related to separate accounts                  401,053        392,873        347,717        336,484

5.   REINSURANCE, ACQUISITION AND POLICY PROVISIONS

REINSURANCE

In the normal course of business, we seek to limit our exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $1.0 million of coverage per individual life for business in force at December 31, 2003. We do not use financial or surplus relief reinsurance. Life insurance in force ceded on a consolidated basis totaled $5,809.6 million (18.2% of direct life insurance in force) at December 31, 2003 and $5,363.9 million (17.6% of direct life insurance in force) at December 31, 2002.

In addition to the cession of risks in excess of specific retention limits, we had, through EquiTrust, reinsurance agreements with variable alliance partners to cede a specified percentage of risks associated with variable universal life and variable annuity contracts. Under these agreements, we paid the alliance partners their reinsurance percentage of charges and deductions collected on the reinsured polices. The alliance partners in return paid us their reinsurance percentage of benefits in excess of related account balances. In addition, the alliance partners paid us an expense allowance for certain new business, development and maintenance costs on the reinsured contracts.

Effective July 1, 2003, we entered into a reinsurance pool with various unaffiliated life insurance companies to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool share in the eligible catastrophic losses based on their size and contribution to the pool. Under the pool arrangement, we will be able to cede approximately 60% of catastrophic losses after other reinsurance and a deductible of $0.7 million. Pool losses are capped at $6.9 million per event. Prior to July 1, 2002, we participated in a reinsurance pool similar to our current arrangement where we were able to cede catastrophic losses after other reinsurance and a deductible of $0.4 million, subject to a pool cap of $125.0 million per event. We incurred losses from this pool totaling $1.6 million in 2001 resulting from the terrorist acts on September 11, 2001. We no longer participate in this pool due to structural changes in the pool, including an increase in the cap on losses.

Effective September 1, 2001, we entered into a 100% coinsurance agreement to reinsure our individual disability income business with an unaffiliated insurer. At September 1, 2001, the related accident and health reserves totaled $14.4 million, deferred policy acquisition costs totaled $0.7 million and value of insurance in force acquired totaled $3.1 million. We settled this transaction by transferring cash and investments equal to the reserves on the business. In addition, we received cash totaling $3.0 million in 2001 as consideration for the business. A loss totaling $0.8 million on this transaction was deferred and is being recognized over the term of the underlying policies.

In total, insurance premiums and product charges have been reduced by $27.8 million in 2003, $26.8 million in 2002 and $22.1 million in 2001 and insurance benefits have been reduced by $15.4 million in 2003, $12.9 million in 2002 and $13.7 million in 2001 as a result of cession agreements.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

During 2001, we, through EquiTrust, entered into a coinsurance agreement with American Equity whereby we assumed 70% of certain fixed and index annuity business written from August 1, 2001 to December 31, 2001 and 40% of certain annuity business written during 2002 and 2003. The reinsurance of the business written prior to October 1, 2001 was accounted for as the acquisition of an in force block of business on October 1, 2001. With the reinsurance of the in force block, we recorded cash and reinsurance recoverable totaling $120.4 million, deferred acquisition costs of $18.3 million and policy liabilities of $138.7 million. Premiums collected on this assumed business, not included in revenues in the consolidated statements of income, totaled $649.5 million in 2003, $837.9 million in 2002 and $280.0 million in the fourth quarter of 2001.

The index annuities assumed guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. A portion of the premium assumed is invested in investment grade fixed income securities to cover our share of the minimum guaranteed value due to the contract holder at the end of the contract term. A portion of the premium received from the contract holder is used to purchase derivatives consisting of call options on the applicable market indexes to fund the index credits due to the equity-indexed annuity contract holders. As described in Note 1, "Significant Accounting Policies--Reinsurance Recoverable," the call options are purchased by and maintained on the books of American Equity and we record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable. Changes in market value of the call options, as well as option proceeds, are included as a component of derivative income (loss).

The call options are designed to fund the index credits owed to contract holders who elect to participate in one or more market indices. Prior to 2003, the options purchased were intended to fund the full amount of the annual index credits. During 2003, the methodology for purchasing options was changed, allowing for a decrease in the cost of the options. New options purchased are intended to fund the amount of the annual index credits in excess of the minimum guaranteed interest on the contracts. On the respective anniversary dates of the index annuity contracts, the market index used to compute the annual index credits is reset and new one-year call options are purchased to fund the next annual index credit. American Equity manages the cost of these purchases through the terms of the index annuities, which permit changes to annual participation rates, asset fees, and/or caps, subject to guaranteed minimums. By reducing participation rates and caps, or increasing asset fees, American Equity can limit option costs to budgeted amounts except in cases where the minimum guarantees prevent further reductions in these contract terms.

The reserve for index annuity contracts includes a series of embedded derivatives that represent the contact holder's right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next contract anniversary date.

Effective May 1, 2001, we, through EquiTrust, entered into a coinsurance agreement with EMC National Life Company (NTL), formerly known as National Travelers Life Company, whereby we assumed 90% of NTL's traditional life, universal life and annuity business in force. In addition, we agreed to assume 50% of NTL's traditional life, universal life and annuity business issued on an ongoing basis. Effective October 1, 2003, EquiTrust's coinsurance agreement with NTL was amended so that EquiTrust now assumes 90% of NTL's traditional life, universal life and annuity business in force as of December 31, 2002, with no assumption of new business on an ongoing basis. Assets and liabilities recorded in connection with this agreement as of May 1, 2001, were as follows (dollars in thousands):

ASSETS
Investments                                 $  299,252
Cash                                               340
Deferred policy acquisition costs               32,539
Other assets                                     5,048
                                            ----------
   Total                                    $  337,179
                                            ==========

LIABILITIES
Policy liabilities and accruals             $  324,592
Other policyholder funds                        11,872
Other liabilities                                  715
                                            ----------
   Total                                    $  337,179
                                            ==========

In addition to these reinsurance assumption agreements, we also assumed, through EquiTrust, variable annuity business from American Equity and two other alliance partners through modified coinsurance arrangements. Variable life business is also assumed from one of these partners through a similar modified coinsurance arrangement.

Life insurance in force assumed on a consolidated basis totaled $90.0 million (0.3% of total life insurance in force) at December 31, 2003, $1,999.2 million (7.4% of total life insurance in force) at December 31, 2002 and $3,784.2 million (13.8% of total life insurance in force) at December 31, 2001. In total, premiums and product charges assumed totaled $18.1 million in 2003, $15.8 million in 2002 and $11.3 million in 2001. Insurance benefits assumed totaled $10.4 million in 2003, $10.3 million in 2002 and $9.0 million in 2001.

ACQUISITION

On January 1, 2001, our parent acquired the assets and liabilities of Kansas Farm Bureau Life Insurance Company, Inc. (Kansas Farm Bureau Life) for $80.7 million and immediately contributed net assets totaling $80.2 million to us. The acquisition was accounted for using purchase accounting by our parent. A condensed statement of the assets and liabilities contributed to us as of January 1, 2001, is as follows (dollars in thousands):

ASSETS
Investments                                 $  620,856
Cash                                             2,369
Value of insurance in force acquired            51,865
Goodwill                                         3,539
Other assets                                    16,315
                                            ----------
   Total                                    $  694,944
                                            ==========

LIABILITIES AND PURCHASE PRICE
Policy liabilities and accruals             $  526,391
Other policyholder funds                        76,738
Other liabilities                               11,621
                                            ----------
   Total liabilities                           614,750
Capital contribution                            80,194
                                            ----------
   Total                                    $  694,944
                                            ==========

Acquisition costs totaling $0.7 million have been deferred and included as a component of goodwill. Goodwill was being amortized during 2001 using the straight-line method and a 20-year amortization schedule. As described in Note 1 under "Significant Accounting Policies--Goodwill," beginning in 2002, goodwill is no longer amortized.

POLICY PROVISIONS

An analysis of the value of insurance in force acquired is as follows:

                                                                                   YEAR ENDED DECEMBER 31,
                                                                        --------------------------------------------
                                                                            2003           2002             2001
                                                                        --------------------------------------------
                                                                                    (DOLLARS IN THOUSANDS)
Excluding impact of net unrealized investment gains and losses:
   Balance at beginning of year                                         $     57,440    $     59,083    $     13,993
   Addition resulting from acquisition                                            --              --          51,865
   Accretion of interest during the year                                       3,034           3,419           3,886
   Reduction resulting from coinsurance agreement                                 --              --          (3,143)
   Amortization of asset                                                      (6,174)         (5,062)         (7,518)
                                                                        --------------------------------------------
Balance prior to impact of net unrealized investment gains and losses         54,300          57,440          59,083
Impact of net unrealized investment gains and losses                          (6,973)         (8,914)         (8,954)
                                                                        --------------------------------------------
Balance at end of year                                                  $     47,327    $     48,526    $     50,129
                                                                        ============================================

Net amortization of the value of insurance in force acquired, based on expected future gross profits/margins, for the next five years and thereafter is expected to be as follows: 2004--$2.5 million; 2005--$2.4 million; 2006--$2.4 million; 2007--$2.4 million; 2008--$2.3 million; and thereafter, through 2023--$42.3 million.

6.   INCOME TAXES

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                                                          YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                   2003            2002            2001
                                                                               --------------------------------------------
                                                                                           (DOLLARS IN THOUSANDS)
     Taxes provided in consolidated statements of income on:
       Income before minority interest in earnings of subsidiaries, equity income and cumulative effect of change in accounting principle:
         Current                                                               $     31,981    $     10,814    $     15,438
         Deferred                                                                      (659)         12,277           3,635
                                                                               --------------------------------------------
                                                                                     31,322          23,091          19,073
       Equity income--current                                                         3,127             115             137
       Cumulative effect of change in accounting for derivative
         instruments--deferred                                                           --              --             185
     Taxes provided in consolidated statement of changes in
       stockholder's equity:
       Cumulative effect of change in accounting for derivative
         instruments--deferred                                                           --              --           1,480
       Change in net unrealized investment gains/losses--deferred                    14,203          30,052          31,736
       Adjustment resulting from capital transaction of
         equity investee--deferred                                                      (46)           (113)             --
                                                                               --------------------------------------------
                                                                                     14,157          29,939          33,216
                                                                               ============================================
                                                                               $     48,606    $     53,145    $     52,611
                                                                               ============================================

The effective tax rate on income before income taxes, minority interest in earnings of subsidiaries, equity income and cumulative effect of change in accounting principle is different from the prevailing federal income tax rate as follows:

                                                                                          YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                   2003            2002            2001
                                                                               --------------------------------------------
                                                                                           (DOLLARS IN THOUSANDS)
     Income before income taxes, minority interest in earnings of subsidiaries, equity income and cumulative effect of change in
       accounting principle                                                    $     93,137    $     71,201    $     58,727
                                                                               ============================================
     Income tax at federal statutory rate (35%)                                $     32,598    $     24,920    $     20,554
     Tax effect (decrease) of:
       Gain on dividend of home office properties                                      (369)           (369)           (369)
       Tax-exempt dividend and interest income                                       (1,167)         (1,192)         (1,068)
       State income taxes                                                               229              25             360
       Other items                                                                       31            (293)           (404)
                                                                               --------------------------------------------
     Income tax expense                                                        $     31,322    $     23,091    $     19,073
                                                                               ============================================

The tax effect of temporary differences giving rise to our deferred income tax assets and liabilities is as follows:

                                                                       DECEMBER 31,
                                                               ----------------------------
                                                                  2003             2002
                                                               ----------------------------
                                                                  (DOLLARS IN THOUSANDS)
     Deferred income tax liabilities:
       Fixed maturity and equity securities                    $     66,630    $     71,803
       Deferred policy acquisition costs                             85,764         133,228
       Value of insurance in force acquired                          16,564          16,984
       Other                                                         13,118          15,255
                                                               ----------------------------
                                                                    182,076         237,270
     Deferred income tax assets:
       Future policy benefits                                       (44,266)       (110,188)
       Accrued dividends                                             (4,532)         (5,387)
       Accrued pension costs                                        (11,416)        (11,766)
       Other                                                         (4,122)        (10,356)
                                                               ----------------------------
                                                                    (64,336)       (137,697)
                                                               ----------------------------
     Deferred income tax liability                             $    117,740    $     99,573
                                                               ============================

Prior to 1984, a portion of our current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 2003 was $12.0 million. Should the policyholders' surplus account exceed the limitation prescribed by federal income tax law, or should distributions be made by us to our stockholder in excess of $483.1 million, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $4.2 million have not been provided on amounts included in this memorandum account.

7.   CREDIT ARRANGEMENTS

During 2003, our $40.0 million short-term note payable at December 31, 2002 with the Federal Home Loan Bank (FHLB) was restructured into a $40.0 million funding agreement classified in the interest sensitive and index products line on the consolidated balance sheet at December 31, 2003. The funding agreement is due September 12, 2006 and interest on the agreement is charged at a variable rate equal to the London Interbank Offered Rate (LIBOR) plus 0.08% (1.25% at December 31, 2003). At December 31, 2003, fixed maturity securities with a carrying value of $42.9 million are on deposit with the FHLB as collateral for the funding agreement.

FBL Financial Group, Inc. has extended a line of credit to us in the amount of $75.0 million. Interest on any borrowings under this arrangement is charged at a rate equal to the prime rate of a national bank. No borrowings have been made on this line of credit.

8.   RETIREMENT AND COMPENSATION PLANS

We participate with several affiliates in various multiemployer defined benefit plans covering substantially all of our employees. The benefits of these plans are based primarily on years of service and employees' compensation. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $4.4 million in 2003, $3.5 million in 2002 and $4.2 million in 2001.

We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. We contribute FBL Financial Group, Inc. stock in an amount equal to 100% of an employee's contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee's contributions between 2% and 4% of the annual salary contributed by the employee. Prior to 2002, we contributed FBL Financial Group, Inc. stock in the amount equal to 50% of an employee's contributions up to 4% of the annual salary contributed by the employee. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Related expense totaled $0.6 million in 2003 and 2002 and $0.4 million in 2001.

We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned.

Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retired full-time employees who have worked ten years and attained age 55 while in service. Furthermore, during a portion of 2001 we offered certain retiree health benefits to employees and retirees formerly employed by Kansas Farm Bureau Life. During 2001, we discontinued offering this benefit to active employees and wrote off the related liability. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement benefit expense (benefit) aggregated less than $0.1 million for 2003 and 2002 and ($0.5) million for 2001.

9.   MANAGEMENT AND OTHER AGREEMENTS

We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF), Kansas Farm Bureau Federation and their affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of salaries and related expenses, travel and other operating costs.

We lease office space under an annually renewable lease from Farm Bureau Mutual. Related lease expense totaled $0.6 million in 2003 and $0.3 million in 2002 and 2001.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administration and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $2.2 million in 2003, $4.5 million in 2002 and $2.5 million in 2001.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $3.2 million during 2003, $2.9 million during 2002 and $2.7 million during 2001 under these agreements.

EquiTrust Investment Management Services, Inc., an indirect wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $6.0 million during 2003, $5.3 million during 2002 and $4.3 million during 2001 relating to these services.

We have marketing agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Mutual and another affiliate. Under the marketing agreements, the property-casualty companies are responsible for development and management of our agency force for a fee equal to a percentage of commissions on first year life insurance premiums and annuity deposits. We paid $7.1 million in 2003, $7.2 million in 2002 and $6.2 million in 2001 to the property-casualty companies under these arrangements.

We are licensed by the IFBF to use the "Farm Bureau" and "FB" designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.4 million in 2003 and 2002 and $0.5 million in 2001. The expense set forth above for 2001 is before the recovery of $1.0 million in overpayment of royalties in prior years under the terms of the royalty contract. We have similar arrangements with the Kansas Farm Bureau Federation and other state Farm Bureau organizations in our market territory. Total royalty expense to Farm Bureau organizations other than the IFBF totaled $1.2 million in 2003, $1.1 million in 2002 and $1.0 million in 2001.

10.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2003, management is not aware of any claims for which a material loss is reasonably possible.

We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease, as of December 31, 2003, are as follows: 2004--$1.7 million; 2005--$1.7 million; 2000--$1.7 million; 2007--$1.7 million; 2008--$1.9 million and thereafter, through 2013--$8.1 million. Rent expense for the lease totaled $2.5 million in 2003, $2.3 million in 2002 and $2.2 million in 2001. These amounts are net of $1.0 million in 2003, 2002 and 2001 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $9.8 million at December 31, 2003 and $10.8 million at December 31, 2002.

We have extended a line of credit in the amount of $40.0 million to FBL Leasing Services, Inc. Interest on this agreement is charged at a variable rate equal to the LIBOR plus 0.0025% (1.17% at December 31, 2003 and 1.42% at December 31,
2002). There was $19.9 million outstanding on the line of credit at December 31, 2003 and $15.6 million at December 31, 2002. Interest income on the line of credit totaled $0.2 million during 2003, $0.3 million during 2002 and $1.2 million during 2001.

We have extended a line of credit in the amount of $10.0 million to EquiTrust. Interest on this agreement is charged at a variable rate equal to the one month LIBOR. There were no borrowings outstanding on the line of credit at December 31, 2003.

We have guaranteed that we will maintain a minimum statutory capitalization level for EquiTrust, sufficient to maintain a favorable risk based capital ratio.

11.  STATUTORY INFORMATION

Our financial statements differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale (carried at fair value) rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves on certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred income tax assets, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for interest sensitive and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees in accordance with Statement No. 87, "Employers' Accounting for Pensions" rather than for vested employees only; (j) the financial statements of subsidiaries are consolidated with those of the insurance subsidiary; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income, not including subsidiaries, as determined in accordance with statutory accounting practices, was $27.3 million in 2003 and $14.2 million in 2002 and 2001. Our statutory net gain from operations, which excludes realized gains and losses, totaled $38.3 million in 2003 $36.3 million in 2002 and $28.1 million in 2001. Our total statutory capital and surplus was $341.2 million at December 31, 2003 and $391.8 million at December 31, 2002.

Net income (loss) of EquiTrust, as determined in accordance with statutory accounting practices, was $27.8 million in 2003, $10.6 million in 2002 and ($23.0) million in 2001. The net loss for 2001 is primarily attributable to the payment of ceding commissions on the NTL and American Equity coinsurance transactions. Total statutory capital and surplus for EquiTrust was $124.0 million at December 31, 2003 and $78.3 million at December 31, 2002.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. In addition, under the Iowa Insurance Holding Company Act, we may not pay an "extraordinary" dividend without prior notice to and approval by the Iowa Insurance Commissioner. An "extraordinary" dividend is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of policyholders' surplus (total statutory capital stock and statutory surplus) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. On December 31, 2003, we transferred the stock of EquiTrust to FBL Financial Group, Inc. through an "extraordinary" dividend, which was approved by the Iowa Insurance Commissioner. During 2004, we will not be able to distribute dividends to FBL Financial Group, Inc. without further regulatory approval.

12.  SEGMENT INFORMATION

Management analyzes operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) traditional annuity, (2) traditional and universal life insurance and
(3) variable. We also have corporate capital that is aggregated into a corporate and other segment.

The traditional annuity segment consists of fixed annuities, index annuities and supplementary contracts (some of which involve life contingencies). Fixed and index annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. With index annuity products, we bear the underlying investment risk and credit interest in an amount equal to the greater of a guaranteed interest rate or a percentage of the gain in a specified market index.

The traditional and universal life insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The corporate and other segment consists primarily of accident and health insurance products (primarily long-term disability income insurance) and corporate items that do not meet the quantitative threshold for separate segment reporting.

Financial information concerning our operating segments is as follows.

                                                                                      YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                              2003            2002             2001
                                                                         -----------------------------------------------
                                                                                   (DOLLARS IN THOUSANDS)
     Operating revenues:
       Traditional annuity                                               $     257,604    $     176,847    $     128,738
       Traditional and universal life                                          313,021          310,965          295,045
       Variable                                                                 48,757           45,686           40,565
       Corporate and other                                                       6,011            6,205           10,290
                                                                         -----------------------------------------------
                                                                               625,393          539,703          474,638
     Realized losses on investments (A)                                         (2,003)         (14,797)         (16,090)
                                                                         -----------------------------------------------
       Consolidated revenues                                             $     623,390    $     524,906    $     458,548
                                                                         ===============================================

     Net investment income:
       Traditional annuity                                               $     235,277    $     184,969    $     126,784
       Traditional and universal life                                          141,034          146,589          141,611
       Variable                                                                 13,483           11,909           10,198
       Corporate and other                                                       3,454            4,347            6,583
                                                                         -----------------------------------------------
         Consolidated net investment income                              $     393,248    $     347,814    $     285,176
                                                                         ===============================================

     Depreciation and amortization:
       Traditional annuity                                               $     (11,684)   $      (7,156)   $       1,471
       Traditional and universal life                                          (10,430)          (3,011)           3,586
       Variable                                                                   (709)            (109)             428
       Corporate and other                                                         999              997            1,312
                                                                         -----------------------------------------------
         Consolidated depreciation and amortization                      $     (21,824)   $      (9,279)   $       6,797
                                                                         ===============================================

     Pre-tax operating income (loss):
       Traditional annuity                                               $      42,191    $      28,534    $      20,153
       Traditional and universal life                                           53,674           59,530           49,106
       Variable                                                                    201           (2,624)           4,898
       Corporate and other                                                       7,924           (1,217)          (1,170)
                                                                         -----------------------------------------------
                                                                               103,990           84,223           72,987
     Income taxes on operating income                                          (35,120)         (27,674)         (24,064)
     Realized losses on investments, net (A)                                    (1,243)          (8,293)          (9,015)
                                                                         -----------------------------------------------
       Consolidated net income                                           $      67,627    $      48,256    $      39,908
                                                                         ===============================================

     Assets:
       Traditional annuity                                               $   2,111,783    $   3,315,741    $   2,374,426
       Traditional and universal life                                        2,136,185        2,310,128        2,227,505
       Variable                                                                734,916          681,264          633,417
       Corporate and other                                                     222,405          302,527          312,241
                                                                         -----------------------------------------------
                                                                             5,205,289        6,609,660        5,547,589
     Unrealized gains on investments, net (A)                                  164,766          145,573           60,303
     Other classification adjustments                                          (10,756)          (9,128)         (20,354)
                                                                         -----------------------------------------------
       Consolidated assets                                               $   5,359,299    $   6,746,105    $   5,587,538
                                                                         ===============================================

----------
(A) Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred policy acquisition costs, value of insurance in force acquired and income taxes attributable to gains and losses on investments.

We analyze our segment results based on pre-tax operating income. Accordingly, income taxes are not allocated to the segments. In addition, operating results are analyzed net of any transactions between the segments.

Depreciation and amortization are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the corporate and other segment.

Our investment in equity method investees and the related equity income are attributable to the corporate and other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above.

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $1,180.7 million in 2003, $1,349.4 million in 2002 and $672.1 million in 2001. Total premiums collected include premiums assumed from American Equity totaling $649.5 million in 2003 ($837.9 million in 2002, $280.0 million in 2001), premiums assumed from NTL totaling $18.7 million in 2003 ($20.8 million in 2002 and $13.3 million in 2001) and premiums written in our Farm Bureau marketing territory totaling $492.5 million in 2003 ($471.7 million in 2002 and $354.2 million in 2001).

Excluding reinsurance assumed, our total life and annuity collected premiums are concentrated in the following core Farm Bureau distribution states: Iowa (2003--29%, 2002--28%, 2001--27%), Kansas (2003--20%, 2002--24%, 2001--21%) and
Oklahoma (2003--9%, 2002--8%, 2001--9%). Premiums collected in these states include premiums on products from all of our product segments.

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

  (a)(1) All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.(7)

     (2)    Financial Statements Schedules I, III, IV.(7)

            Schedule I--Summary of Investments
            Schedule III--Supplementary Insurance Information
            Schedule IV--Reinsurance

All required financial statements are included in Part B.

  (b)  Exhibits
       (1) Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the "Company") establishing Farm Bureau Life Annuity Account (the "Account").(1)
       (2)  Not Applicable.
       (3)  (a) Underwriting Agreement.(3)
            (b) Paying Agent Agreement.(3)
       (4)  (a) Contract Form.(6)
            (b) Variable Settlement Agreement.(5)
            (c) Incremental Death Benefit Rider.(5)
       (5)  (a) Contract Application.(5)
            (b) Suitability Supplement.(5)
       (6)  (a) Articles of Incorporation of the Company.(1)
            (b) By-Laws of the Company.(1)
       (7)  Not Applicable.
       (8) (a) Participation agreement relating to EquiTrust Variable Insurance Series Fund.(1)
            (b)(1) Participation agreement relating to Fidelity Variable
               Insurance Products Fund.(2)
            (b)(1)(a) Amended Schedule to Participation Agreement.(4)
            (b)(2) Participation agreement relating to Fidelity Variable
                Insurance Products Fund II.(2)
            (b)(2)(a) Amended Schedule to Participation Agreement.(4)
            (b)(3) Participation agreement relating to Fidelity Variable
                Insurance Products Fund III.(2)
            (b)(3)(a) Amended Schedule to Participation Agreement.(4)
            (b)(4) Service Contract.(4)
            (c) Participation agreement relating to T. Rowe Price Equity Series,
                Inc. and T. Rowe Price International Series, Inc.(2)
            (c)(1) Amended Schedule to Participation Agreement.(4)
            (d) Participation agreement relating to American Century Funds.(4)
            (e) Participation agreement relating to Dreyfus Variable Investment
                Fund and Dreyfus Socially Responsible Growth Fund.(4)
            (e)(1) Form of Amended Schedule to Participation Agreement.(4)
            (f) Participation agreement relating to Franklin Templeton Funds.(4)
            (g) Participation agreement relating to JP Morgan Series Trust
                II.(4)
            (h) Participation agreement relating to Summit Pinnacle Series.(4)
       (9)  Opinion and Consent of Stephen M. Morain, Esquire.(7)

       (10) (a) Consent of Sutherland Asbill & Brennan LLP.(7)
            (b) Consent of Ernst & Young LLP.(7)
            (c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life
                Product Development and Pricing Vice President.(7)
       (11) Not Applicable.
       (12) Not Applicable.
       (13) Not Applicable.

       (14) Powers of Attorney.(7)


----------

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(3) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(5) Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.

(6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on August 13, 2002.

(7)  Filed herein.

ITEM 25.    DIRECTORS AND OFFICERS OF THE COMPANY


NAME AND PRINCIPAL BUSINESS
ADDRESS*                                  POSITIONS AND OFFICES
--------------------------------------------------------------------------------
Eric K. Aasmundstad                       Director

Steve L. Baccus                           Director

William C. Bruins                         Director

Al Christopherson                         Director

Alan L. Foutz                             Director

Philip A. Hemesath                        Director

Karen J. Henry                            Director

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                  POSITIONS AND OFFICES
--------------------------------------------------------------------------------------------------
Craig D. Hill                             Director

Leland J. Hogan                           Director

Daniel L. Johnson                         Director

Richard G. Kjerstad                       Director

G. Steven Kouplen                         Director

David R. Machacek                         Director

David L. McClure                          Director

Charles E. Norris                         Director

Keith R. Olsen                            Director

Frank S. Priestley                        Director

Kevin G. Rogers                           Director

Michael S. White                          Director

Craig A. Lang                             President and Director

William J. Oddy                           Chief Executive Officer

Jerry C. Downin                           Senior Vice President and Secretary--Treasurer

Stephen M. Morain                         Senior Vice President and General Counsel

JoAnn Rumelhart                           Executive Vice President

James W. Noyce                            Chief Financial Officer and Chief Administrative Officer

John M. Paule                             Chief Marketing Officer

James P. Brannen                          Vice President-Finance

Douglas W. Gumm                           Vice President--Information Technology

Barbara J. Moore                          Vice President

Lou Ann Sandburg                          Vice President--Investments and Assistant Treasurer

John E. Tatum                             Vice President

Dale Chuha                                Vice President--Business Relationships

Bob Gray                                  Vice President--Agency Development and Training

Paul Grinvalds                            Vice President--Life Administration

David A. McNeill                          Vice President--Assistant General Counsel

Dennis M. Marker                          Vice President--Investment Administration

James M. Mincks                           Vice President--Human Resources

James A. Pugh                             Vice President--Assistant General Counsel

Roland Schobert                           Vice President--Agency

David T. Sebastian                        Vice President--Sales and Business Development

Don Seibel                                Vice President--Accounting

Scott Shuck                               Vice President--Marketing Services

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                  POSITIONS AND OFFICES
---------------------------------------------------------------------------------------------------------
Jim Streck                                Vice President--Life Underwriting/Issue/Alliance Administration

Lynn E. Wilson                            Vice President--Life Sales

Jerry Banaka                              Operations Vice President--MRO

Laura Beebe                               Securities Vice President

Christopher G. Daniels                    Life Product Development and Pricing Vice President,
                                          Illustration Actuary

Jim Dawson                                Regional Sales Vice President

Rich Duryea                               Regional Sales Vice President

Charles T. Happel                         Securities Vice President

Ronnie G. Lee                             Regional Sales Vice President

Randy McCracken                           Regional Sales Vice President

John F. Mottet                            Regional Sales Vice President

Robert J. Rummelhart                      Investment Vice President

Jan Sewright                              Insurance Accounting Vice President

Douglas V. Shelton                        Tax Vice President

Roger PJ Soener                           Investment Vice President, Real Estate

Blake D. Weber                            Sales Services Vice President

Cyrus S. Winters                          Agency Administration Vice President

Rod Bubke                                 Life Financial Vice President and Appointed Actuary


          * The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                            FBL FINANCIAL GROUP, INC.
                                 OWNERSHIP CHART

                                    01/01/04



                                                                      FBL Financial
                                                                        Group, Inc.
                                                                         (an Iowa
                                                                       corporation)
                                                                            |
      _______________________________________________________________________
      |                     |                  |                   |
   EquiTrust           Farm Bureau       FBL Financial            FBL
Life Insurance       Life Insurance      Group Capital         Financial
    Company              Company             Trust           Services, Inc.
   (an Iowa             (an Iowa        (a wholly-owned        (an Iowa
 corporation)         corporation)        subsidiary)        corporation)
(a wholly-owned      (a wholly-owned                       (a wholly-owned
  subsidiary)          subsidiary)                           subsidiary)
                            |                                     |
                           FBL                                    |
                       Real Estate                                |
                     Ventures, Ltd.                               |
                        (an Iowa                                  |
                      corporation)                                |
                     (a wholly-owned                              |
                       subsidiary)                                |
                                                                  ________________________________________________________
                                                                  |                 |                 |                  |
                                                                 FBL             EquiTrust         EquiTrust          EquiTrust
                                                               Leasing          Investment         Marketing          Assigned
                                                            Services, Inc.      Management       Services, LLC         Benefit
                                                              (an Iowa        Services, Inc.      (a Delaware          Company
                                                             corporation)       (a Delaware    limited liability      (an Iowa
                                                           (a wholly-owned     corporation)         company)        corporation)
                                                             subsidiary)      (a wholly-owned   (a wholly-owned   (a wholly-owned
                                                                                subsidiary)       subsidiary)        subsidiary)
                                                                                     |
                                                                -----------------------------------------
                                                                |                    |                  |
                                                             EquiTrust            EquiTrust         EquiTrust
                                                         Series Fund, Inc.      Money Market       Variable Ins
                                                            (a Maryland             Fund           Series Fund
                                                            corporation)         (a Maryland     (a Massachusetts
                                                                                corporation)     business trust)

                                                       -------------------- Management Agreement

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of March 11, 2004, there were 2,690 Owners.


ITEM 28.    INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITER

(a) EquiTrust Marketing Services, LLC is the registrant's principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC


NAME AND PRINCIPAL BUSINESS
ADDRESS*                           POSITIONS AND OFFICES
---------------------------------------------------------
Lynn E. Wilson                     President and Manager
William J. Oddy                    Chief Executive Officer and Manager
James P. Brannen                   Chief Financial Officer and Manager
Jo Ann Rumelhart                   Executive Vice President and Manager
Stephen M. Morain                  Senior Vice President, General Counsel and Manager
James W. Noyce                     Chief Administrative Officer, Treasurer and Manager
John M. Paule                      Chief Marketing Officer and Manager
Lou Ann Sandburg                   Vice President--Investments, Assistant Treasurer and Manager
Dennis M. Marker                   Vice President--Investment Administration and Manager
Robert A. Simons                   Assistant General Counsel, Securities
Kristi Rojohn                      Investment Compliance Vice President and Secretary
Julie M. McGonegle                 Investment Product Vice President
Deborah K. Peters                  Director of Broker/Dealer Compliance and Market Conduct
Susan M. Coombs                    Mutual Fund Accounting Director
Barbara A. Bennett                 Treasury Administrator
Larry J. Patterson                 Vice President
Thomas J. Faulconer                Indiana OSJ Principal
Rebecca Howe                       Assistant Secretary


    * The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                      NET UNDERWRITING
NAME OF PRINCIPAL       DISCOUNTS AND    COMPENSATION ON   BROKERAGE
UNDERWRITER              COMMISSIONS       REDEMPTION      COMMISSION   COMPENSATION
------------------------------------------------------------------------------------
EquiTrust Marketing
Services, Inc.        $      2,399,008         NA          $  791,566   $    164,625

ITEM 30.    LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31.    MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.    UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 26th day of April, 2004.


                                      FARM BUREAU LIFE INSURANCE COMPANY
                                      FARM BUREAU LIFE ANNUITY ACCOUNT

                                      By:            /s/ CRAIG A. LANG
                                           -------------------------------------
                                                       Craig A. Lang
                                                         PRESIDENT
                                             Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


          SIGNATURE                                       TITLE                                   DATE
          ---------                                       -----                                   -----
          /s/ CRAIG A. LANG                 President and Director [Principal                April 26, 2004
----------------------------------------      Executive Officer]
             Craig A. Lang

          /s/ JERRY C. DOWNIN               Senior Vice President                            April 26, 2004
----------------------------------------      and Secretary-Treasurer
             Jerry C. Downin                  [Principal Financial Officer]


          /s/ JAMES W. NOYCE                Chief Financial Officer                          April 26, 2004
----------------------------------------      [Principal Accounting Officer]
             James W. Noyce

                   *
----------------------------------------    Director                                         April 26, 2004
          Eric K. Aasmundstad

                   *
----------------------------------------    Director                                         April 26, 2004
            Steve L. Baccus

                   *
----------------------------------------    Director                                         April 26, 2004
           William C. Bruins

                   *
----------------------------------------    Director                                         April 26, 2004
           Al Christopherson

                   *
----------------------------------------    Director                                         April 26, 2004
             Alan L. Foutz

                   *
----------------------------------------    Director                                         April 26, 2004
          Philip A. Hemesath

                   *
----------------------------------------    Director                                         April 26, 2004
            Karen J. Henry

          SIGNATURE                                       TITLE                                   DATE
          ---------                                       -----                                   -----
                   *
----------------------------------------    Director                                         April 26, 2004
             Craig D. Hill

                   *
----------------------------------------    Director                                         April 26, 2004
            Leland J. Hogan

                   *
----------------------------------------    Director                                         April 26, 2004
            Daniel L. Johnson

                   *
----------------------------------------    Director                                         April 26, 2004
            Richard G. Kjerstad

                   *
----------------------------------------    Director                                         April 26, 2004
           G. Steven Kouplen

                   *
----------------------------------------    Director                                         April 26, 2004
           David R. Machacek

                   *
----------------------------------------    Director                                         April 26, 2004
           David L. McClure

                   *
----------------------------------------    Director                                         April 26, 2004
           Charles E. Norris

                   *
----------------------------------------    Director                                         April 26, 2004
            Keith R. Olsen

                   *
----------------------------------------    Director                                         April 26, 2004
          Frank S. Priestley

                   *
----------------------------------------    Director                                         April 26, 2004
            Kevin G. Rogers

                   *
----------------------------------------    Director                                         April 26, 2004
           Michael S. White


*By:       /s/ STEPHEN M. MORAIN
      ----------------------------------
            Stephen M. Morain
            ATTORNEY-IN-FACT
       PURSUANT TO POWER OF ATTORNEY

                                  EXHIBIT INDEX


EXHIBIT     DESCRIPTION
-------     -----------
(a)(2)      Financial Statement Schedules I, III, IV
(b)(9)      Opinion and Consent of Stephen M. Morain, Esquire
(b)(10)(a)  Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)  Consent of Ernst & Young LLP
(b)(10)(c)  Opinion and Consent of Christopher G. Daniels, FSA, MAAA
(b)(14)     Powers of Attorney